UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Portfolio (formerly, BlackRock Sustainable Balanced Portfolio)
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Advantage Large Cap Core Portfolio

LGCCS

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$53	0.48%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 20.20%.

  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 17.37%.

What contributed to performance?

Sentiment measures made the largest contribution to the Fund’s absolute performance. Signals that measure broker sentiment through text-based analysis helped successfully position the portfolio in the strong-performing information technology and industrials sectors. Additionally, insights analyzing social media activity captured shifting retail preferences and supported gains in the consumer sectors. Select macro signals also added value, as insights gauging industry-level activity effectively positioned the portfolio in technology. Traditional valuation measures that focus on operating income yield further helped results by correctly positioning the Fund in the financial sector.

What detracted from performance?

Despite the Fund’s strong overall performance, certain quality-focused signals detracted. Signals that penalized companies with more volatile earnings underperformed, particularly in the materials sector. A signal that favored founder-led firms also struggled, especially in real estate. Select macro insights that measure economic patterns and hiring trends missed key shifts in the market, which was an additional headwind for absolute returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	BlackRock Advantage Large Cap Core Portfolio	Russell 1000® Index
Jan 16	$9,322	$9,462
Feb 16	$9,205	$9,459
Mar 16	$9,834	$10,117
Apr 16	$9,770	$10,172
May 16	$9,936	$10,351
Jun 16	$9,804	$10,374
Jul 16	$10,197	$10,769
Aug 16	$10,303	$10,783
Sep 16	$10,315	$10,792
Oct 16	$10,204	$10,582
Nov 16	$10,833	$10,999
Dec 16	$11,068	$11,205
Jan 17	$11,313	$11,431
Feb 17	$11,831	$11,873
Mar 17	$11,802	$11,881
Apr 17	$12,010	$12,006
May 17	$12,083	$12,160
Jun 17	$12,124	$12,244
Jul 17	$12,369	$12,487
Aug 17	$12,457	$12,526
Sep 17	$12,784	$12,793
Oct 17	$13,052	$13,086
Nov 17	$13,425	$13,485
Dec 17	$13,530	$13,636
Jan 18	$14,426	$14,384
Feb 18	$13,975	$13,856
Mar 18	$13,725	$13,541
Apr 18	$13,691	$13,587
May 18	$13,986	$13,934
Jun 18	$14,031	$14,024
Jul 18	$14,496	$14,508
Aug 18	$15,029	$15,008
Sep 18	$15,063	$15,065
Oct 18	$13,896	$13,999
Nov 18	$14,117	$14,284
Dec 18	$12,838	$12,983
Jan 19	$13,962	$14,071
Feb 19	$14,462	$14,548
Mar 19	$14,625	$14,801
Apr 19	$15,229	$15,399
May 19	$14,378	$14,417
Jun 19	$15,222	$15,430
Jul 19	$15,389	$15,669
Aug 19	$15,051	$15,382
Sep 19	$15,272	$15,649
Oct 19	$15,578	$15,980
Nov 19	$16,143	$16,584
Dec 19	$16,573	$17,063
Jan 20	$16,670	$17,082
Feb 20	$15,304	$15,686
Mar 20	$13,307	$13,613
Apr 20	$15,096	$15,412
May 20	$15,845	$16,225
Jun 20	$16,219	$16,584
Jul 20	$17,093	$17,555
Aug 20	$18,419	$18,843
Sep 20	$17,697	$18,155
Oct 20	$17,121	$17,717
Nov 20	$19,114	$19,803
Dec 20	$19,886	$20,640
Jan 21	$19,704	$20,470
Feb 21	$20,343	$21,064
Mar 21	$21,149	$21,861
Apr 21	$22,298	$23,037
May 21	$22,541	$23,147
Jun 21	$23,051	$23,727
Jul 21	$23,652	$24,220
Aug 21	$24,204	$24,921
Sep 21	$23,037	$23,776
Oct 21	$24,586	$25,426
Nov 21	$24,477	$25,085
Dec 21	$25,541	$26,101
Jan 22	$24,087	$24,629
Feb 22	$23,253	$23,953
Mar 22	$23,994	$24,762
Apr 22	$21,921	$22,554
May 22	$21,893	$22,520
Jun 22	$20,046	$20,634
Jul 22	$21,694	$22,556
Aug 22	$20,804	$21,690
Sep 22	$18,945	$19,683
Oct 22	$20,562	$21,261
Nov 22	$21,685	$22,412
Dec 22	$20,460	$21,108
Jan 23	$21,775	$22,524
Feb 23	$21,284	$21,988
Mar 23	$21,922	$22,683
Apr 23	$22,079	$22,964
May 23	$22,069	$23,071
Jun 23	$23,658	$24,629
Jul 23	$24,364	$25,476
Aug 23	$24,021	$25,031
Sep 23	$22,912	$23,854
Oct 23	$22,432	$23,278
Nov 23	$24,541	$25,452
Dec 23	$25,658	$26,708
Jan 24	$26,102	$27,081
Feb 24	$27,382	$28,543
Mar 24	$28,641	$29,458
Apr 24	$27,442	$28,205
May 24	$28,863	$29,533
Jun 24	$29,911	$30,510
Jul 24	$30,319	$30,954
Aug 24	$31,051	$31,688
Sep 24	$31,651	$32,366
Oct 24	$31,316	$32,139
Nov 24	$33,156	$34,209
Dec 24	$32,230	$33,255
Jan 25	$33,104	$34,313
Feb 25	$32,463	$33,713
Mar 25	$30,484	$31,762
Apr 25	$30,414	$31,573
May 25	$32,405	$33,589
Jun 25	$34,035	$35,290
Jul 25	$34,762	$36,074
Aug 25	$35,666	$36,833
Sep 25	$37,101	$38,110
Oct 25	$38,271	$38,932
Nov 25	$38,524	$39,027
Dec 25	$38,741	$39,030

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Advantage Large Cap Core Portfolio...
	20.20%	14.27%	14.50%
Russell 1000® Index...
	17.37	13.59	14.59

Key Fund statistics

Net Assets...
$228,780,413
Number of Portfolio Holdings...
214
Net Investment Advisory Fees...
$797,618
Portfolio Turnover Rate...
114%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Portfolio.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.6%
Financials...
14.8
Communication Services...
11.7
Industrials...
10.4
Consumer Discretionary...
9.8
Health Care...
8.8
Consumer Staples...
4.2
Energy...
2.2
Materials...
1.9
Real Estate...
0.9
Utilities...
0.7
Short-Term Securities...
1.8
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core Portfolio

LGCCS

Annual Shareholder Report — December 31, 2025

LGCCS-12/25-AR

BlackRock Balanced Portfolio

BLCPS

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Balanced Portfolio (the “Fund”) (formerly known as BlackRock Sustainable Balanced Portfolio) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Balanced Portfolio	$53	0.49%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I shares returned 15.67%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.34% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%.

What contributed to performance?

The portfolio employs three key strategies to seek to outperform its blended benchmark including active asset allocation tilts, security selection in equities and security selection in fixed income. On an absolute basis, the security selection strategies contributed to portfolio returns as global equities and bonds saw positive returns throughout 2025, while the active asset allocation strategy detracted. The largest contributions came from the equity security selection strategy, where a number of systematic insights helped to drive outperformance versus the Fund's benchmark. These insights included evaluation of tariff sensitivity across companies, as well as sentiment insights to evaluate trends across earnings and conference calls, and fundamental measures focused on top line growth. Within the asset allocation strategy, overweight equity positions across European and Japanese equities drove positive performance. Within fixed income, credit selection across banking, technology, and consumer non-cyclical sectors were the largest contributors. The Fund's cash position had no material impact on performance.

What detracted from performance?

Currency positioning detracted, driven by a long Japanese yen vs. short U.S. dollar position as the dollar strengthened vs. the yen in the latter half of 2025.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	BlackRock Balanced Portfolio	MSCI All Country World Index (Net)	Bloomberg U.S. Aggregate Bond Index	60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index
Jan 16	$9,630	$9,397	$10,138	$9,693
Feb 16	$9,618	$9,332	$10,210	$9,681
Mar 16	$10,066	$10,024	$10,303	$10,147
Apr 16	$10,048	$10,172	$10,343	$10,252
May 16	$10,149	$10,185	$10,345	$10,261
Jun 16	$10,143	$10,123	$10,531	$10,297
Jul 16	$10,416	$10,559	$10,598	$10,590
Aug 16	$10,477	$10,595	$10,586	$10,606
Sep 16	$10,495	$10,660	$10,580	$10,643
Oct 16	$10,404	$10,479	$10,499	$10,502
Nov 16	$10,717	$10,558	$10,250	$10,450
Dec 16	$10,865	$10,786	$10,265	$10,592
Jan 17	$11,019	$11,081	$10,285	$10,774
Feb 17	$11,354	$11,392	$10,354	$10,984
Mar 17	$11,341	$11,532	$10,349	$11,062
Apr 17	$11,509	$11,711	$10,428	$11,200
May 17	$11,593	$11,970	$10,509	$11,383
Jun 17	$11,618	$12,024	$10,498	$11,409
Jul 17	$11,770	$12,360	$10,543	$11,620
Aug 17	$11,855	$12,408	$10,638	$11,689
Sep 17	$12,045	$12,647	$10,587	$11,802
Oct 17	$12,208	$12,910	$10,593	$11,952
Nov 17	$12,398	$13,160	$10,580	$12,084
Dec 17	$12,450	$13,372	$10,628	$12,223
Jan 18	$12,915	$14,127	$10,506	$12,581
Feb 18	$12,663	$13,533	$10,406	$12,216
Mar 18	$12,529	$13,244	$10,473	$12,091
Apr 18	$12,529	$13,370	$10,395	$12,124
May 18	$12,702	$13,387	$10,469	$12,168
Jun 18	$12,718	$13,314	$10,456	$12,122
Jul 18	$12,979	$13,716	$10,459	$12,342
Aug 18	$13,274	$13,824	$10,526	$12,432
Sep 18	$13,298	$13,884	$10,458	$12,433
Oct 18	$12,612	$12,843	$10,376	$11,835
Nov 18	$12,771	$13,031	$10,438	$11,967
Dec 18	$12,119	$12,113	$10,630	$11,549
Jan 19	$12,882	$13,070	$10,742	$12,145
Feb 19	$13,151	$13,419	$10,736	$12,337
Mar 19	$13,394	$13,588	$10,942	$12,525
Apr 19	$13,724	$14,047	$10,945	$12,780
May 19	$13,333	$13,214	$11,139	$12,416
Jun 19	$13,906	$14,079	$11,279	$12,966
Jul 19	$14,018	$14,120	$11,304	$13,000
Aug 19	$13,932	$13,785	$11,597	$12,950
Sep 19	$14,044	$14,075	$11,535	$13,086
Oct 19	$14,227	$14,460	$11,570	$13,317
Nov 19	$14,539	$14,813	$11,564	$13,509
Dec 19	$14,792	$15,335	$11,556	$13,791
Jan 20	$14,932	$15,166	$11,778	$13,805
Feb 20	$14,214	$13,941	$11,990	$13,236
Mar 20	$12,824	$12,059	$11,920	$12,132
Apr 20	$14,065	$13,350	$12,132	$12,998
May 20	$14,577	$13,931	$12,188	$13,362
Jun 20	$14,848	$14,376	$12,265	$13,652
Jul 20	$15,456	$15,137	$12,448	$14,166
Aug 20	$16,150	$16,063	$12,348	$14,641
Sep 20	$15,775	$15,545	$12,341	$14,355
Oct 20	$15,446	$15,167	$12,286	$14,120
Nov 20	$16,666	$17,037	$12,406	$15,219
Dec 20	$17,122	$17,828	$12,424	$15,652
Jan 21	$16,969	$17,747	$12,334	$15,564
Feb 21	$17,224	$18,158	$12,156	$15,690
Mar 21	$17,580	$18,643	$12,005	$15,863
Apr 21	$18,233	$19,458	$12,099	$16,330
May 21	$18,366	$19,761	$12,139	$16,504
Jun 21	$18,702	$20,021	$12,224	$16,680
Jul 21	$19,065	$20,159	$12,361	$16,824
Aug 21	$19,344	$20,664	$12,337	$17,064
Sep 21	$18,713	$19,810	$12,231	$16,582
Oct 21	$19,499	$20,821	$12,227	$17,088
Nov 21	$19,447	$20,320	$12,263	$16,861
Dec 21	$19,973	$21,133	$12,232	$17,249
Jan 22	$19,086	$20,095	$11,968	$16,592
Feb 22	$18,559	$19,576	$11,835	$16,260
Mar 22	$18,775	$20,000	$11,506	$16,291
Apr 22	$17,589	$18,399	$11,069	$15,261
May 22	$17,733	$18,420	$11,141	$15,312
Jun 22	$16,690	$16,868	$10,966	$14,441
Jul 22	$17,559	$18,046	$11,234	$15,187
Aug 22	$16,917	$17,381	$10,917	$14,680
Sep 22	$15,670	$15,717	$10,445	$13,583
Oct 22	$16,251	$16,666	$10,310	$14,005
Nov 22	$17,377	$17,958	$10,689	$14,862
Dec 22	$16,826	$17,252	$10,641	$14,485
Jan 23	$17,804	$18,488	$10,968	$15,286
Feb 23	$17,303	$17,958	$10,684	$14,865
Mar 23	$17,841	$18,512	$10,956	$15,291
Apr 23	$18,097	$18,778	$11,022	$15,460
May 23	$17,865	$18,577	$10,902	$15,293
Jun 23	$18,525	$19,656	$10,863	$15,804
Jul 23	$18,891	$20,375	$10,856	$16,147
Aug 23	$18,535	$19,806	$10,786	$15,835
Sep 23	$17,886	$18,987	$10,512	$15,281
Oct 23	$17,494	$18,416	$10,346	$14,909
Nov 23	$18,817	$20,116	$10,815	$16,005
Dec 23	$19,613	$21,082	$11,229	$16,711
Jan 24	$19,651	$21,206	$11,198	$16,751
Feb 24	$20,144	$22,116	$11,040	$17,088
Mar 24	$20,713	$22,810	$11,142	$17,473
Apr 24	$20,157	$22,057	$10,860	$16,951
May 24	$20,991	$22,953	$11,044	$17,479
Jun 24	$21,345	$23,464	$11,149	$17,778
Jul 24	$21,679	$23,843	$11,409	$18,116
Aug 24	$22,155	$24,448	$11,573	$18,497
Sep 24	$22,580	$25,016	$11,728	$18,854
Oct 24	$22,078	$24,455	$11,437	$18,413
Nov 24	$22,644	$25,369	$11,558	$18,904
Dec 24	$22,139	$24,769	$11,369	$18,511
Jan 25	$22,649	$25,600	$11,430	$18,924
Feb 25	$22,763	$25,446	$11,681	$19,022
Mar 25	$22,196	$24,441	$11,685	$18,574
Apr 25	$22,295	$24,669	$11,731	$18,707
May 25	$23,046	$26,087	$11,647	$19,298
Jun 25	$23,754	$27,258	$11,826	$19,937
Jul 25	$23,842	$27,628	$11,795	$20,078
Aug 25	$24,515	$28,310	$11,936	$20,472
Sep 25	$25,073	$29,336	$12,067	$21,006
Oct 25	$25,317	$29,992	$12,142	$21,341
Nov 25	$25,360	$29,989	$12,217	$21,392
Dec 25	$25,609	$30,302	$12,199	$21,514

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Balanced Portfolio...
	15.67%	8.39%	9.86%
MSCI All Country World Index (Net)...
	22.34	11.19	11.72
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index...
	16.22	6.57	7.96

Key Fund statistics

Net Assets...
$480,682,528
Number of Portfolio Holdings...
1,731
Net Investment Advisory Fees...
$1,700,765
Portfolio Turnover Rate...
110%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund’s returns for the period between April 8, 2022 and April 30, 2025 are the returns of the Fund when it followed different investment strategies and processes under the name BlackRock Sustainable Balanced Portfolio. The Fund's returns shown prior to April 8, 2022 are the returns of the Fund when it followed different investment strategies under the name BlackRock Balanced Capital Portfolio.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
55.9%
Corporate Bonds...
22.4
U.S. Government Sponsored Agency Securities...
11.0
U.S. Treasury Obligations...
10.1
Foreign Government Obligations...
0.2
Asset-Backed Securities...
0.2
Non-Agency Mortgage-Backed Securities...
0.1
Preferred Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

On May 1, 2025, BlackRock Sustainable Balanced Portfolio changed its name to BlackRock Balanced Portfolio and made certain changes to its investment strategy and process. The changes to the Fund’s investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Balanced Portfolio

BLCPS

Annual Shareholder Report — December 31, 2025

BLCPS-12/25-AR

BlackRock Capital Appreciation Portfolio

FDGRS

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$50	0.47%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I shares returned 12.04%.

  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88% and the Russell 1000® Growth Index returned 18.56%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, healthcare and consumer discretionary sectors. In information technology, holdings in the semiconductors & semiconductor equipment industry proved beneficial, most notably exposure to Nvidia Corp., a leading chipmaker for artificial intelligence applications. In healthcare, positioning in pharmaceuticals was most additive, led by exposure to Eli Lilly and Company, a leading provider of weight loss treatments. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of Amazon.com, Inc., the largest online retailer.

What detracted from performance?

Negative contributions to the Fund’s performance over the period were led by investment decisions in the industrials, real estate and consumer staples sectors. In industrials, holdings in the commercial services & supplies industry proved detrimental, most notably exposure to Copart Inc., operator of an online used car auction site. In real estate, positioning in management & development weighed on returns, led by exposure to CoStar Group Inc., a provider of analytics to the commercial property industry. Finally, in consumer staples, positioning in the distribution & retail industry detracted, most notably holdings of leading low-cost retailer Walmart Inc.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	BlackRock Capital Appreciation Portfolio	S&P 500® Index	Russell 1000® Growth Index
Jan 16	$9,216	$9,504	$9,442
Feb 16	$9,001	$9,491	$9,438
Mar 16	$9,499	$10,135	$10,074
Apr 16	$9,429	$10,174	$9,982
May 16	$9,761	$10,357	$10,176
Jun 16	$9,583	$10,384	$10,136
Jul 16	$10,114	$10,766	$10,615
Aug 16	$10,167	$10,782	$10,562
Sep 16	$10,336	$10,784	$10,600
Oct 16	$10,081	$10,587	$10,351
Nov 16	$9,969	$10,979	$10,577
Dec 16	$10,040	$11,196	$10,708
Jan 17	$10,488	$11,408	$11,068
Feb 17	$10,933	$11,861	$11,528
Mar 17	$11,061	$11,875	$11,662
Apr 17	$11,402	$11,997	$11,928
May 17	$11,730	$12,166	$12,238
Jun 17	$11,808	$12,242	$12,206
Jul 17	$12,332	$12,494	$12,531
Aug 17	$12,439	$12,532	$12,760
Sep 17	$12,458	$12,790	$12,926
Oct 17	$13,070	$13,089	$13,427
Nov 17	$13,337	$13,490	$13,835
Dec 17	$13,418	$13,640	$13,943
Jan 18	$14,818	$14,421	$14,930
Feb 18	$14,527	$13,890	$14,539
Mar 18	$14,206	$13,537	$14,140
Apr 18	$14,484	$13,589	$14,189
May 18	$15,085	$13,916	$14,811
Jun 18	$15,403	$14,002	$14,954
Jul 18	$15,580	$14,523	$15,393
Aug 18	$16,224	$14,996	$16,235
Sep 18	$16,302	$15,081	$16,325
Oct 18	$14,586	$14,050	$14,865
Nov 18	$14,999	$14,337	$15,023
Dec 18	$13,740	$13,042	$13,732
Jan 19	$15,113	$14,087	$14,966
Feb 19	$15,630	$14,540	$15,501
Mar 19	$16,095	$14,822	$15,943
Apr 19	$16,804	$15,422	$16,663
May 19	$15,998	$14,442	$15,610
Jun 19	$17,055	$15,460	$16,682
Jul 19	$17,139	$15,682	$17,059
Aug 19	$17,015	$15,434	$16,928
Sep 19	$16,645	$15,723	$16,930
Oct 19	$16,939	$16,063	$17,408
Nov 19	$17,826	$16,646	$18,180
Dec 19	$18,244	$17,149	$18,729
Jan 20	$18,896	$17,142	$19,147
Feb 20	$17,908	$15,731	$17,843
Mar 20	$16,087	$13,788	$16,088
Apr 20	$18,480	$15,555	$18,468
May 20	$19,956	$16,296	$19,708
Jun 20	$20,759	$16,620	$20,567
Jul 20	$21,967	$17,558	$22,149
Aug 20	$23,900	$18,820	$24,434
Sep 20	$23,056	$18,105	$23,285
Oct 20	$22,357	$17,623	$22,494
Nov 20	$24,612	$19,552	$24,797
Dec 20	$25,572	$20,304	$25,938
Jan 21	$25,231	$20,099	$25,746
Feb 21	$25,608	$20,653	$25,740
Mar 21	$25,681	$21,558	$26,182
Apr 21	$27,620	$22,708	$27,963
May 21	$27,270	$22,867	$27,577
Jun 21	$29,024	$23,401	$29,307
Jul 21	$30,023	$23,956	$30,273
Aug 21	$31,004	$24,685	$31,404
Sep 21	$29,213	$23,537	$29,646
Oct 21	$31,088	$25,186	$32,213
Nov 21	$30,660	$25,011	$32,410
Dec 21	$30,997	$26,132	$33,096
Jan 22	$27,517	$24,780	$30,255
Feb 22	$26,146	$24,038	$28,970
Mar 22	$26,797	$24,931	$30,103
Apr 22	$23,100	$22,757	$26,468
May 22	$22,612	$22,798	$25,853
Jun 22	$20,607	$20,916	$23,805
Jul 22	$23,178	$22,845	$26,662
Aug 22	$21,482	$21,913	$25,420
Sep 22	$19,118	$19,895	$22,949
Oct 22	$19,887	$21,506	$24,290
Nov 22	$21,058	$22,708	$25,397
Dec 22	$19,346	$21,399	$23,453
Jan 23	$21,473	$22,744	$25,407
Feb 23	$20,979	$22,189	$25,106
Mar 23	$22,618	$23,004	$26,822
Apr 23	$22,931	$23,363	$27,086
May 23	$24,190	$23,464	$28,321
Jun 23	$25,914	$25,015	$30,258
Jul 23	$26,626	$25,818	$31,277
Aug 23	$26,663	$25,407	$30,996
Sep 23	$24,962	$24,196	$29,310
Oct 23	$24,631	$23,687	$28,893
Nov 23	$27,730	$25,850	$32,043
Dec 23	$28,949	$27,025	$33,462
Jan 24	$30,074	$27,479	$34,296
Feb 24	$32,244	$28,946	$36,636
Mar 24	$32,868	$29,878	$37,281
Apr 24	$31,280	$28,657	$35,700
May 24	$33,097	$30,078	$37,837
Jun 24	$35,310	$31,157	$40,388
Jul 24	$34,380	$31,537	$39,701
Aug 24	$35,227	$32,302	$40,528
Sep 24	$35,880	$32,992	$41,677
Oct 24	$35,600	$32,692	$41,539
Nov 24	$37,828	$34,611	$44,233
Dec 24	$38,064	$33,786	$44,623
Jan 25	$38,864	$34,727	$45,506
Feb 25	$37,165	$34,274	$43,871
Mar 25	$33,838	$32,343	$40,175
Apr 25	$34,652	$32,124	$40,887
May 25	$38,136	$34,146	$44,505
Jun 25	$40,872	$35,882	$47,342
Jul 25	$41,832	$36,687	$49,129
Aug 25	$41,587	$37,431	$49,679
Sep 25	$43,287	$38,797	$52,318
Oct 25	$44,335	$39,706	$54,218
Nov 25	$43,036	$39,803	$53,236
Dec 25	$42,649	$39,827	$52,906

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio...
	12.04%	10.77%	15.61%
S&P 500® Index...
	17.88	14.42	14.82
Russell 1000® Growth Index...
	18.56	15.32	18.13

Key Fund statistics

Net Assets...
$260,537,484
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$943,350
Portfolio Turnover Rate...
65%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
54.5%
Communication Services...
12.5
Consumer Discretionary...
11.3
Health Care...
7.9
Industrials...
6.2
Financials...
3.9
Consumer Staples...
0.9
Materials...
0.5
Energy...
0.5
Short-Term Securities...
1.9
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation Portfolio

FDGRS

Annual Shareholder Report — December 31, 2025

FDGRS-12/25-AR

BlackRock Global Allocation Portfolio

GLALS

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$63	0.57%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I Shares returned 19.61%.

  For the same period, the FTSE World Index returned 23.48% and the Reference Benchmark returned 17.78%.

What contributed to performance?

The primary contributors to performance within equities were the Fund’s allocations to the information technology, financials and communication services sectors. Within fixed income, exposure to credit and rate derivative was additive. Finally, exposure to commodities also positively contributed to returns.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the use of derivatives, in aggregate, positively contributed to the Fund’s performance.

At the end of the period, the Fund had a moderate cash position. The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions.

What detracted from performance?

The largest detractor from performance over the year was the Fund’s management of currency exposures, most notably exposure to the Japanese yen.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	BlackRock Global Allocation Portfolio	FTSE World Index	Reference Benchmark
Jan 16	$9,663	$9,411	$9,731
Feb 16	$9,558	$9,356	$9,775
Mar 16	$9,958	$10,044	$10,265
Apr 16	$10,077	$10,201	$10,377
May 16	$10,028	$10,230	$10,361
Jun 16	$10,028	$10,155	$10,442
Jul 16	$10,316	$10,597	$10,719
Aug 16	$10,365	$10,618	$10,697
Sep 16	$10,421	$10,685	$10,755
Oct 16	$10,288	$10,507	$10,551
Nov 16	$10,323	$10,610	$10,476
Dec 16	$10,425	$10,865	$10,606
Jan 17	$10,617	$11,153	$10,794
Feb 17	$10,810	$11,475	$11,002
Mar 17	$10,903	$11,613	$11,077
Apr 17	$11,039	$11,801	$11,226
May 17	$11,217	$12,068	$11,426
Jun 17	$11,239	$12,124	$11,445
Jul 17	$11,472	$12,436	$11,679
Aug 17	$11,515	$12,477	$11,743
Sep 17	$11,587	$12,738	$11,839
Oct 17	$11,680	$12,996	$11,967
Nov 17	$11,816	$13,266	$12,158
Dec 17	$11,890	$13,481	$12,270
Jan 18	$12,324	$14,210	$12,695
Feb 18	$11,948	$13,637	$12,365
Mar 18	$11,846	$13,361	$12,264
Apr 18	$11,796	$13,502	$12,264
May 18	$11,788	$13,521	$12,273
Jun 18	$11,716	$13,475	$12,244
Jul 18	$11,939	$13,905	$12,471
Aug 18	$11,961	$14,039	$12,567
Sep 18	$11,909	$14,134	$12,578
Oct 18	$11,356	$13,091	$11,999
Nov 18	$11,496	$13,248	$12,121
Dec 18	$11,025	$12,300	$11,697
Jan 19	$11,600	$13,260	$12,293
Feb 19	$11,740	$13,623	$12,464
Mar 19	$11,864	$13,787	$12,622
Apr 19	$12,058	$14,273	$12,878
May 19	$11,740	$13,459	$12,518
Jun 19	$12,221	$14,345	$13,111
Jul 19	$12,179	$14,403	$13,120
Aug 19	$12,187	$14,085	$13,074
Sep 19	$12,281	$14,415	$13,204
Oct 19	$12,547	$14,812	$13,445
Nov 19	$12,719	$15,193	$13,601
Dec 19	$13,024	$15,712	$13,895
Jan 20	$13,048	$15,565	$13,894
Feb 20	$12,529	$14,256	$13,257
Mar 20	$11,408	$12,332	$12,223
Apr 20	$12,342	$13,671	$13,043
May 20	$12,821	$14,324	$13,415
Jun 20	$13,081	$14,738	$13,663
Jul 20	$13,762	$15,468	$14,183
Aug 20	$14,304	$16,450	$14,689
Sep 20	$14,082	$15,916	$14,398
Oct 20	$13,819	$15,444	$14,133
Nov 20	$15,126	$17,456	$15,268
Dec 20	$15,742	$18,277	$15,749
Jan 21	$15,663	$18,125	$15,619
Feb 21	$15,873	$18,578	$15,740
Mar 21	$16,005	$19,202	$15,995
Apr 21	$16,566	$20,089	$16,489
May 21	$16,794	$20,405	$16,710
Jun 21	$16,785	$20,675	$16,752
Jul 21	$16,785	$20,965	$16,982
Aug 21	$16,954	$21,481	$17,206
Sep 21	$16,412	$20,584	$16,663
Oct 21	$16,874	$21,660	$17,121
Nov 21	$16,412	$21,160	$16,895
Dec 21	$16,811	$22,107	$17,345
Jan 22	$16,142	$20,995	$16,723
Feb 22	$15,783	$20,503	$16,443
Mar 22	$15,653	$21,057	$16,495
Apr 22	$14,795	$19,325	$15,421
May 22	$14,935	$19,390	$15,495
Jun 22	$14,027	$17,661	$14,512
Jul 22	$14,674	$19,000	$15,263
Aug 22	$14,238	$18,254	$14,660
Sep 22	$13,286	$16,529	$13,569
Oct 22	$13,752	$17,677	$14,116
Nov 22	$14,552	$18,988	$14,987
Dec 22	$14,167	$18,229	$14,640
Jan 23	$14,909	$19,537	$15,410
Feb 23	$14,394	$19,049	$14,987
Mar 23	$14,724	$19,638	$15,476
Apr 23	$14,848	$19,975	$15,682
May 23	$14,703	$19,820	$15,476
Jun 23	$15,198	$20,977	$15,975
Jul 23	$15,487	$21,702	$16,321
Aug 23	$15,136	$21,162	$16,014
Sep 23	$14,590	$20,275	$15,460
Oct 23	$14,384	$19,687	$15,144
Nov 23	$15,353	$21,566	$16,240
Dec 23	$16,033	$22,636	$16,938
Jan 24	$16,044	$22,844	$16,967
Feb 24	$16,490	$23,796	$17,280
Mar 24	$16,914	$24,577	$17,661
Apr 24	$16,299	$23,694	$17,134
May 24	$16,872	$24,713	$17,651
Jun 24	$17,073	$25,253	$17,875
Jul 24	$17,263	$25,698	$18,259
Aug 24	$17,642	$26,389	$18,691
Sep 24	$17,934	$26,864	$18,996
Oct 24	$17,501	$26,306	$18,485
Nov 24	$18,031	$27,376	$18,879
Dec 24	$17,595	$26,703	$18,478
Jan 25	$18,088	$27,666	$18,913
Feb 25	$18,064	$27,460	$18,973
Mar 25	$17,584	$26,309	$18,606
Apr 25	$17,982	$26,618	$18,983
May 25	$18,720	$28,221	$19,604
Jun 25	$19,493	$29,505	$20,244
Jul 25	$19,379	$29,915	$20,281
Aug 25	$19,819	$30,693	$20,743
Sep 25	$20,355	$31,766	$21,188
Oct 25	$20,652	$32,518	$21,483
Nov 25	$20,759	$32,581	$21,564
Dec 25	$21,046	$32,972	$21,763

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Global Allocation Portfolio...
	19.61%	5.98%	7.73%
FTSE World Index...
	23.48	12.52	12.67
Reference Benchmark...
	17.78	6.68	8.09

Key Fund statistics

Net Assets...
$161,085,632
Number of Portfolio Holdings...
1,955
Net Investment Advisory Fees...
$232,958
Portfolio Turnover Rate...
124%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.8%	-%	65.8%
United Kingdom...
	5.1	-	5.1
France...
	4.2	-	4.2
Germany...
	2.8	-	2.8
Italy...
	2.7	-	2.7
Ireland...
	2.3	-	2.3
Japan...
	2.1	-	2.1
Canada...
	2.0	-	2.0
China...
	1.8	-	1.8
Netherlands...
	1.8	-	1.8
OtherFootnote Reference(b)...
	9.4	-	9.4
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Portfolio

GLALS

Annual Shareholder Report — December 31, 2025

GLALS-12/25-AR

BlackRock Government Money Market Portfolio

MNRSV

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$47	0.46%

Key Fund statistics

Net Assets...
$108,299,430
Number of Portfolio Holdings...
122
Net Investment Advisory Fees...
$379,140
Current seven-day yields as of December 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.40%
   7-Day Yield...
3.40%

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
43.7%
Repurchase Agreements...
34.2
U.S. Government Sponsored Agency Obligations...
21.1
Other Assets Less Liabilities...
1.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective June 2, 2025, the Fund’s contractual expense limitation was reduced from 0.50% to 0.43% of average daily net assets through June 30, 2027.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 537-4942.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market Portfolio

MNRSV

Annual Shareholder Report — December 31, 2025

MNRSV-12/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-537-4942.
Item 3 – Audit Committee Financial Expert – The registrant’s Board of Directors (the “Board”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee (the “Committee”) and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the Committee and the Board in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the Committee or the Board.

Item 4 – Principal Accountant Fees and Services –

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$23,575	$23,460	$0	$0	$13,200	$13,208	$388	$0
BlackRock Balanced Portfolio (formerly, BlackRock Sustainable Balanced Portfolio)	$34,748	$34,578	$0	$0	$15,800	$15,808	$388	$0
BlackRock Capital Appreciation Portfolio	$26,445	$26,316	$0	$0	$13,200	$13,208	$388	$0
BlackRock Global Allocation Portfolio	$39,155	$38,964	$0	$0	$24,800	$24,800	$388	$0
BlackRock Government Money Market Portfolio	$27,163	$27,030	$0	$0	$9,900	$9,880	$388	$0

The following table presents fees billed by D&T that were required to be approved by the Committee for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Portfolio	$13,588	$13,208
BlackRock Balanced Portfolio (formerly, BlackRock Sustainable Balanced Portfolio)	$16,188	$15,808
BlackRock Capital Appreciation Portfolio	$13,588	$13,208
BlackRock Global Allocation Portfolio	$25,188	$24,800
BlackRock Government Money Market Portfolio	$10,288	$9,880

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
GE Aerospace ....................... 3,810 $ 1,173,594
General Dynamics Corp. ................ 2,020 680,053
HEICO Corp. ....................... 106 34,300
HEICO Corp. , Class A .................. 2,292 578,570
Lockheed Martin Corp. ................. 1,524 737,113
RTX Corp. ......................... 9,156 1,679,211
4,882,841
Automobile Components — 0.5%
BorgWarner, Inc. ..................... 24,312 1,095,499
Automobiles — 1.8%
General Motors Co. ................... 538 43,750
Tesla, Inc.
(a)
......................... 9,027 4,059,623
4,103,373
Banks — 3.8%
Bank of America Corp. ................. 54,513 2,998,215
Citigroup, Inc. ....................... 12,059 1,407,165
Huntington Bancshares, Inc. ............. 57,539 998,302
JPMorgan Chase & Co. ................ 8,059 2,596,771
KeyCorp ........................... 8,428 173,954
US Bancorp ........................ 7,512 400,840
Wells Fargo & Co. .................... 1,012 94,318
8,669,565
Beverages — 0.4%
Coca-Cola Co. (The) .................. 5,637 394,083
Monster Beverage Corp.
(a)
............... 5,387 413,021
807,104
Biotechnology — 2.1%
AbbVie, Inc. ........................ 6,939 1,585,492
Alnylam Pharmaceuticals, Inc.
(a)
........... 114 45,332
Amgen, Inc. ........................ 2,151 704,044
Exelixis, Inc.
(a)
....................... 4,449 195,000
Gilead Sciences, Inc. .................. 3,011 369,570
Moderna, Inc.
(a)
...................... 7,103 209,467
Natera, Inc.
(a)
....................... 3,302 756,455
Regeneron Pharmaceuticals, Inc. .......... 613 473,156
TG Therapeutics, Inc.
(a)
................. 670 19,973
United Therapeutics Corp.
(a)
.............. 912 444,372
Viking Therapeutics, Inc.
(a) (b)
.............. 761 26,772
4,829,633
Broadline Retail — 4.7%
(a)
Amazon.com, Inc. .................... 43,430 10,024,513
Etsy, Inc. .......................... 862 47,789
MercadoLibre, Inc. .................... 298 600,249
10,672,551
Building Products — 0.3%
Owens Corning ...................... 1,852 207,257
Trane Technologies plc ................. 1,510 587,692
794,949
Capital Markets — 3.8%
Ameriprise Financial, Inc. ............... 343 168,187
Charles Schwab Corp. (The) ............. 31,170 3,114,195
CME Group, Inc. , Class A ............... 1,907 520,763
Interactive Brokers Group, Inc. , Class A ...... 3,618 232,673
Intercontinental Exchange, Inc. ........... 7,943 1,286,448
Moody's Corp. ....................... 293 149,679
Morgan Stanley ...................... 10,524 1,868,326
Nasdaq, Inc. ........................ 4,016 390,074
S&P Global, Inc. ..................... 1,966 1,027,412
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc. , Class A ..................... 2,073 $ 33,935
8,791,692
Chemicals — 1.0%
Corteva, Inc. ........................ 31,331 2,100,117
LyondellBasell Industries NV , Class A ....... 3,459 149,775
Mosaic Co. (The) ..................... 2,702 65,091
2,314,983
Commercial Services & Supplies — 1.2%
Cintas Corp. ........................ 5,780 1,087,045
Copart, Inc.
(a)
....................... 15,714 615,203
Republic Services, Inc. ................. 1,207 255,799
Veralto Corp. ........................ 7,050 703,449
2,661,496
Communications Equipment — 1.2%
Arista Networks, Inc.
(a)
................. 7,777 1,019,020
Ciena Corp.
(a)
....................... 649 151,782
Motorola Solutions, Inc. ................ 4,237 1,624,127
2,794,929
Construction & Engineering — 0.6%
Comfort Systems USA, Inc. .............. 735 685,968
MasTec, Inc.
(a)
....................... 2,711 589,290
1,275,258
Consumer Finance — 1.2%
Ally Financial, Inc. .................... 6,710 303,896
American Express Co. ................. 2,855 1,056,207
Capital One Financial Corp. .............. 5,596 1,356,247
2,716,350
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ................ 3,102 2,674,978
Sprouts Farmers Market, Inc.
(a)
............ 1,315 104,766
Walmart, Inc. ........................ 35,553 3,960,960
6,740,704
Containers & Packaging — 0.2%
Smurfit WestRock plc .................. 12,450 481,441
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(a)
...... 1,159 117,523
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 66,183 1,643,986
Electric Utilities — 0.6%
Edison International ................... 4,544 272,731
Eversource Energy ................... 1,700 114,461
NRG Energy, Inc. ..................... 1,280 203,827
PG&E Corp. ........................ 24,024 386,066
Pinnacle West Capital Corp. ............. 3,949 350,276
1,327,361
Electrical Equipment — 1.8%
AMETEK, Inc. ....................... 7,238 1,486,034
Eaton Corp. plc ...................... 1,864 593,703
GE Vernova, Inc. ..................... 1,009 659,452
Rockwell Automation, Inc. ............... 1,695 659,474
Vertiv Holdings Co. , Class A ............. 4,242 687,246
4,085,909
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. , Class A ............... 14,309 1,933,718
Flex Ltd.
(a)
.......................... 4,413 266,634
2,200,352

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 1.4%
(a)
Netflix, Inc. ......................... 19,210 $ 1,801,130
ROBLOX Corp. , Class A ................ 5,397 437,319
Roku, Inc. , Class A .................... 1,937 210,145
Spotify Technology SA ................. 358 207,894
Take-Two Interactive Software, Inc. ......... 1,707 437,043
3,093,531
Financial Services — 3.4%
Berkshire Hathaway, Inc. , Class B
(a)
........ 3,968 1,994,515
Block, Inc. , Class A
(a)
.................. 4,796 312,172
Fidelity National Information Services, Inc. .... 8,133 540,519
Fiserv, Inc.
(a)
........................ 3,242 217,765
Mastercard, Inc. , Class A ................ 2,503 1,428,913
Visa, Inc. , Class A .................... 9,675 3,393,119
7,887,003
Ground Transportation — 0.9%
Uber Technologies, Inc.
(a)
............... 7,776 635,377
Union Pacific Corp. ................... 6,118 1,415,216
2,050,593
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 17,926 1,709,244
Intuitive Surgical, Inc.
(a)
................. 1,071 606,572
Stryker Corp. ....................... 3,228 1,134,545
3,450,361
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. ................... 5,047 1,037,159
Centene Corp.
(a)
..................... 12,450 512,317
Cigna Group (The) .................... 528 145,321
Encompass Health Corp. ............... 478 50,735
HCA Healthcare, Inc. .................. 1,695 791,328
McKesson Corp. ..................... 983 806,345
Molina Healthcare, Inc.
(a)
................ 161 27,940
Quest Diagnostics, Inc. ................. 1,413 245,198
UnitedHealth Group, Inc. ................ 3,361 1,109,500
4,725,843
Health Care REITs — 0.1%
Ventas, Inc. ........................ 3,883 300,467
Health Care Technology — 0.2%
(a)
Doximity, Inc. , Class A ................. 523 23,159
Veeva Systems, Inc. , Class A ............. 1,488 332,166
355,325
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 5,439 96,433
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc. ................. 175 937,183
Carnival Corp.
(a)
...................... 1,481 45,230
Chipotle Mexican Grill, Inc.
(a)
............. 1,354 50,098
Darden Restaurants, Inc. ............... 195 35,884
Expedia Group, Inc. ................... 107 30,314
Las Vegas Sands Corp. ................ 569 37,036
McDonald's Corp. .................... 495 151,287
1,287,032
Household Durables — 0.8%
DR Horton, Inc. ...................... 2,397 345,240
Garmin Ltd. ......................... 2,680 543,638
Meritage Homes Corp. ................. 5,028 330,842
NVR, Inc.
(a)
......................... 63 459,445
Toll Brothers, Inc. ..................... 1,925 260,298
1,939,463
Security
Shares
Shares Value
Household Products — 0.4%
Kimberly-Clark Corp. .................. 747 $ 75,365
Procter & Gamble Co. (The) ............. 5,871 841,373
916,738
Industrial Conglomerates — 1.5%
3M Co. ............................ 9,173 1,468,597
Honeywell International, Inc. ............. 9,473 1,848,088
3,316,685
Insurance — 2.6%
Allstate Corp. (The) ................... 215 44,752
Chubb Ltd. ......................... 954 297,763
Hartford Insurance Group, Inc. (The) ........ 2,368 326,310
Marsh & McLennan Cos., Inc. ............ 8,794 1,631,463
MetLife, Inc. ........................ 14,427 1,138,867
Progressive Corp. (The) ................ 3,385 770,832
Travelers Cos., Inc. (The)
(b)
.............. 5,762 1,671,326
5,881,313
Interactive Media & Services — 8.5%
Alphabet, Inc. , Class A ................. 23,259 7,280,067
Alphabet, Inc. , Class C ................. 17,242 5,410,540
Meta Platforms, Inc. , Class A ............. 9,302 6,140,157
Pinterest, Inc. , Class A
(a)
................ 21,728 562,538
Snap, Inc. , Class A
(a)
.................. 16,445 132,711
19,526,013
IT Services — 0.1%
Accenture plc , Class A ................. 289 77,539
GoDaddy, Inc. , Class A
(a)
................ 587 72,835
VeriSign, Inc. ....................... 414 100,581
250,955
Machinery — 1.4%
Caterpillar, Inc. ...................... 473 270,968
Crane Co. .......................... 164 30,247
Dover Corp. ........................ 1,534 299,498
Illinois Tool Works, Inc. ................. 3,481 857,370
Otis Worldwide Corp. .................. 2,701 235,932
Parker-Hannifin Corp. .................. 1,817 1,597,070
3,291,085
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 2,953 325,362
Media — 0.6%
Comcast Corp. , Class A ................ 41,504 1,240,554
Fox Corp. , Class B .................... 514 33,374
Trade Desk, Inc. (The) , Class A
(a)
.......... 4,152 157,610
1,431,538
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. ................ 16,955 861,145
Newmont Corp. ...................... 6,611 660,108
1,521,253
Multi-Utilities — 0.1%
Ameren Corp. ....................... 241 24,066
WEC Energy Group, Inc. ................ 2,416 254,792
278,858
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc. .................. 2,631 511,440
Chevron Corp. ....................... 5,813 885,959
Devon Energy Corp. ................... 43,911 1,608,460
EOG Resources, Inc. .................. 7,834 822,648
Kinder Morgan, Inc. ................... 26,691 733,736
Ovintiv, Inc. ......................... 6,709 262,926

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................... 691 $ 112,488
4,937,657
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. ................ 55,638 3,001,114
Eli Lilly & Co. ....................... 2,430 2,611,472
Johnson & Johnson ................... 1,708 353,470
Pfizer, Inc. ......................... 26,153 651,210
6,617,266
Professional Services — 0.2%
Equifax, Inc. ........................ 2,005 435,045
ExlService Holdings, Inc.
(a)
.............. 772 32,764
467,809
Retail REITs — 0.2%
Kimco Realty Corp. ................... 25,711 521,162
Semiconductors & Semiconductor Equipment — 13.8%
Advanced Micro Devices, Inc.
(a)
........... 6,684 1,431,445
Applied Materials, Inc. ................. 764 196,340
Broadcom, Inc. ...................... 17,129 5,928,347
Intel Corp.
(a)
........................ 16,721 617,005
Lam Research Corp. .................. 12,437 2,128,966
Marvell Technology, Inc. ................ 3,967 337,116
Micron Technology, Inc. ................. 6,994 1,996,157
NVIDIA Corp. ....................... 92,466 17,244,908
QUALCOMM, Inc. .................... 4,287 733,291
Skyworks Solutions, Inc.
(b)
............... 5,336 338,356
Texas Instruments, Inc. ................. 4,018 697,083
31,649,014
Software — 9.9%
Adobe, Inc.
(a)
........................ 3,163 1,107,018
Atlassian Corp. , Class A
(a)
............... 3,095 501,823
Autodesk, Inc.
(a)
...................... 139 41,145
Elastic NV
(a)
........................ 1,192 89,924
HubSpot, Inc.
(a)
...................... 895 359,164
Intuit, Inc. .......................... 971 643,210
Microsoft Corp. ...................... 29,972 14,495,059
Oracle Corp. ........................ 5,672 1,105,530
Palantir Technologies, Inc. , Class A
(a)
....... 7,466 1,327,082
Salesforce, Inc. ...................... 6,774 1,794,500
ServiceNow, Inc.
(a)
.................... 4,583 702,070
Synopsys, Inc.
(a)
..................... 1,070 502,600
22,669,125
Specialized REITs — 0.5%
American Tower Corp. ................. 1,181 207,348
CubeSmart ......................... 20,620 743,351
Digital Realty Trust, Inc. ................ 354 54,767
Public Storage ....................... 641 166,340
1,171,806
Specialty Retail — 1.3%
AutoZone, Inc.
(a)
..................... 79 267,929
Best Buy Co., Inc. .................... 4,183 279,968
Home Depot, Inc. (The) ................ 1,121 385,736
O'Reilly Automotive, Inc.
(a)
............... 544 49,618
TJX Cos., Inc. (The) ................... 13,251 2,035,486
3,018,737
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ......................... 57,917 15,745,315
Dell Technologies, Inc. , Class C ........... 2,865 360,646
Hewlett Packard Enterprise Co. ........... 7,510 180,390
HP, Inc. ........................... 6,275 139,807
Pure Storage, Inc. , Class A
(a)
............. 2,583 173,087
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.
(a)
...................... 640 $ 151,923
Seagate Technology Holdings plc .......... 235 64,717
Western Digital Corp. .................. 3,114 536,449
17,352,334
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co. , Class A .............. 8,508 176,456
Tobacco — 0.5%
Altria Group, Inc. ..................... 12,835 740,066
Philip Morris International, Inc. ............ 2,738 439,175
1,179,241
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc. ........ 2,552 655,277
Ferguson Enterprises, Inc. ............... 266 59,220
714,497
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. ..................... 5,669 1,151,034
Total Long-Term Investments — 99 .0%
(Cost: $ 171,438,960 ) .............................. 226,559,488
Short-Term Securities
Money Market Funds — 1.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 1,942,626 1,943,597
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 2,207,581 2,207,581
Total Short-Term Securities — 1 .8%
(Cost: $ 4,151,178 ) ............................... 4,151,178
Total Investments — 100 .8%
(Cost: $ 175,590,138 ) .............................. 230,710,666
Liabilities in Excess of Other Assets — (0.8) % ............. (1,930,253)
Net Assets — 100.0% ...............................
$ 228,780,413
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,899,191 $ — $ (2,955,016)
(a)
$ (915) $ 337 $ 1,943,597 1,942,626 $ 5,277
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 2,052,618 154,963
(a)
— — — 2,207,581 2,207,581 80,201 —
$ (915) $ 337 $ 4,151,178 $ 85,478 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 7 03/20/26 $ 2,412 $ (5,112)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 5,112 $ — $ — $ — $ 5,112
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 182,320 $ — $ — $ — $ 182,320
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 48,894 $ — $ — $ — $ 48,894
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,305,263
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 226,559,488 $ — $ — $ 226,559,488
Short-Term Securities
Money Market Funds ...................................... 4,151,178 — — 4,151,178
$ 230,710,666 $ — $ — $ 230,710,666

Schedule of Investments
(continued)
December 31, 2025
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (5,112) $ — $ — $ (5,112)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.11%,
05/25/37
(a)
....................... USD 41 $ 6,031
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.33%, 05/25/35
(a)
....... 43 35,565
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 49 2,983
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 35 2,274
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.57%, 08/25/34 ................. —
(b)
62
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 03/25/37 ................. 8 7,861
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 03/25/37 ................. 10 9,700
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.01%, 10/25/36
(a)
.................. 13 13,201
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.05%, 05/25/37 ................. 121 82,779
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.12%, 05/25/37 ................. 55 37,563
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ....... 36 6,515
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
....................... 7 7,305
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.28%, 01/25/29
(c)
1 2,343
Series 2006-S5, Class A5, 6.16%, 06/25/35 . 1 1,710
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.04%, 05/15/35 ........... —
(b)
381
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.01%, 11/15/36 ............ 2 2,067
First Franklin Mortgage Loan Trust, Series 2006-
FFH1, Class M2, (1-mo. CME Term SOFR at
0.60% Floor + 0.71%), 4.45%, 01/25/36
(a)
.. 42 38,635
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.25%,
01/25/47 ...................... 18 8,772
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.22%, 02/25/37 ................. 25 24,639
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.15%, 05/25/37
(a)
........... 26 22,357
IXIS Real Estate Capital Trust, Series 2007-HE1,
Class A4, (1-mo. CME Term SOFR at 0.23%
Floor + 0.34%), 4.08%, 05/25/37
(a)
....... 577 117,266
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
11 10,805
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2002-A, Class C, 0.00%, 06/15/33 .. USD 2 $ 2,376
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.15%,
06/25/36 ...................... 19 9,107
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.17%,
08/25/36 ...................... 12 4,773
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.33%,
05/25/37
(a)
....................... 9 6,397
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.45%,
12/25/34
(a)
....................... 78 75,081
Oakwood Mortgage Investors, Inc., Series 2001-
D, Class A4, 6.93%, 09/15/31
(a)
......... 7 2,630
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.06%, 03/25/37
(a)
................ 40 34,466
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 25 21,848
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
..................... 27 24,235
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. CME Term
SOFR at 1.20% Floor and 18.00% Cap +
1.31%), 5.06%, 10/15/37
(a) (d)
........... 1 1,007
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 22 19,913
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR at
0.32% Floor + 0.43%), 4.17%, 07/25/36
(a)
.. 15 3,121
Total Asset-Backed Securities — 0 .1%
(Cost: $ 964,453 ) ................................. 645,768
Shares
Shares
Common Stocks
Aerospace & Defense — 1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S ..... 3,877 20,889
BAE Systems plc ..................... 60,070 1,382,514
Bharat Electronics Ltd. ................. 34,959 155,610
Curtiss-Wright Corp. ................... 979 539,693
GE Aerospace ....................... 1,426 439,251
General Dynamics Corp. ................ 100 33,666
L3Harris Technologies, Inc. .............. 180 52,843
Leonardo SpA ....................... 615 35,178
Lockheed Martin Corp. ................. 1,494 722,603
Northrop Grumman Corp. ............... 533 303,922
Rolls-Royce Holdings plc ............... 45,080 697,194
RTX Corp. ......................... 3,859 707,741
Safran SA .......................... 4,425 1,541,303
Thales SA .......................... 873 235,506
6,867,913
Automobile Components — 0.4%
Apollo Tyres Ltd. ..................... 2,766 15,392
Aptiv plc
(e)
.......................... 169 12,859
BorgWarner, Inc. ..................... 42,522 1,916,041
HL Mando Co. Ltd. .................... 1,541 62,822
2,007,114

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobiles — 1.1%
General Motors Co. ................... 1,292 $ 105,065
Mercedes-Benz Group AG ............... 7,500 519,916
Tesla, Inc.
(e)
......................... 8,235 3,703,444
Toyota Motor Corp. ................... 48,900 1,050,230
5,378,655
Banks — 3.6%
Banco Bilbao Vizcaya Argentaria SA ........ 3,398 79,708
Banco Santander SA .................. 12,443 146,460
Bank Hapoalim BM ................... 2,197 49,690
Bank of America Corp. ................. 47,701 2,623,555
Bank Polska Kasa Opieki SA ............. 2,456 139,308
Barclays plc ........................ 17,106 109,498
BAWAG Group AG
(d) (f)
.................. 1,091 164,320
BNP Paribas SA ..................... 9,442 893,280
Citigroup, Inc. ....................... 10,366 1,209,608
Commonwealth Bank of Australia .......... 3,679 392,693
Credit Agricole SA .................... 32,744 674,129
DBS Group Holdings Ltd. ............... 24,200 1,060,073
Grupo Cibest SA ..................... 4,068 74,519
Grupo Financiero Banorte SAB de CV , Class O 12,008 111,321
ICICI Bank Ltd. ...................... 491 7,349
Intesa Sanpaolo SpA .................. 156,770 1,083,297
Israel Discount Bank Ltd. , Class A ......... 3,154 33,494
Japan Post Bank Co. Ltd. ............... 16,900 237,903
JPMorgan Chase & Co. ................ 5,999 1,932,998
Mitsubishi UFJ Financial Group, Inc. ........ 35,900 569,772
Mizuho Financial Group, Inc. ............. 15,500 565,666
NatWest Group plc .................... 13,510 118,513
PNC Financial Services Group, Inc. (The) .... 3,381 705,716
Resona Holdings, Inc. ................. 6,700 63,769
Societe Generale SA .................. 1,071 86,220
Standard Chartered plc ................. 8,134 198,473
State Bank of India .................... 630 6,892
Sumitomo Mitsui Financial Group, Inc. ....... 35,700 1,148,162
Sumitomo Mitsui Trust Group, Inc. ......... 15,400 469,313
UniCredit SpA ....................... 12,693 1,051,319
US Bancorp ........................ 20,546 1,096,334
Wells Fargo & Co. .................... 215 20,038
17,123,390
Beverages — 0.3%
Ambev SA ......................... 60,615 153,898
Coca-Cola Femsa SAB de CV ............ 6,543 62,158
Monster Beverage Corp.
(e)
............... 1,157 88,707
PepsiCo, Inc. ....................... 6,935 995,311
Radico Khaitan Ltd. ................... 3,662 134,474
United Spirits Ltd. .................... 1,787 28,704
1,463,252
Biotechnology — 0.8%
AbbVie, Inc. ........................ 4,962 1,133,767
Alkermes plc
(e)
....................... 1,798 50,308
Alnylam Pharmaceuticals, Inc.
(e)
........... 88 34,993
Amgen, Inc. ........................ 1,320 432,049
Argenx SE
(e)
........................ 19 16,027
Ascendis Pharma A/S , ADR
(e)
............. 135 28,787
BeOne Medicines Ltd. , Class H
(e)
.......... 2,600 59,842
BioMarin Pharmaceutical, Inc.
(e)
........... 1,966 116,839
BioNTech SE , ADR
(e)
.................. 798 75,970
CSL Ltd. ........................... 263 30,267
Exelixis, Inc.
(e)
....................... 2,798 122,636
Genmab A/S
(e)
....................... 530 164,292
Gilead Sciences, Inc. .................. 4,168 511,580
Hugel, Inc.
(e)
........................ 449 71,794
Incyte Corp.
(e)
....................... 217 21,433
Security
Shares
Shares Value
Biotechnology (continued)
Innovent Biologics, Inc.
(d) (e) (f)
.............. 14,000 $ 137,014
Insmed, Inc.
(e)
....................... 471 81,973
Moderna, Inc.
(e)
...................... 3,479 102,596
Natera, Inc.
(e)
....................... 857 196,330
Neurocrine Biosciences, Inc.
(e)
............ 770 109,209
PharmaResearch Co. Ltd.
(e)
.............. 28 7,838
Regeneron Pharmaceuticals, Inc. .......... 305 235,420
Seegene, Inc. ....................... 693 11,436
United Therapeutics Corp.
(e)
.............. 142 69,190
Vertex Pharmaceuticals, Inc.
(e)
............ 385 174,544
3,996,134
Broadline Retail — 2.2%
Alibaba Group Holding Ltd. .............. 42,700 784,013
Amazon.com, Inc.
(e)
................... 31,830 7,347,001
Coupang, Inc. , Class A
(e)
................ 12,069 284,708
eBay, Inc. .......................... 7,947 692,184
Etsy, Inc.
(e)
......................... 1,293 71,684
JD.com, Inc. , Class A .................. 9,800 140,916
MercadoLibre, Inc.
(e)
................... 491 989,002
Wesfarmers Ltd. ..................... 3,433 184,946
10,494,454
Capital Markets — 1.9%
Ameriprise Financial, Inc. ............... 896 439,345
Charles Schwab Corp. (The) ............. 20,310 2,029,172
China International Capital Corp. Ltd. , Class A . 144,400 724,761
Coinbase Global, Inc. , Class A
(e)
........... 524 118,497
Deutsche Bank AG (Registered) ........... 2,560 98,660
IG Group Holdings plc ................. 647 11,454
Intercontinental Exchange, Inc. ........... 2,878 466,121
London Stock Exchange Group plc ......... 1,092 131,355
Macquarie Group Ltd. .................. 6,841 924,426
Moody's Corp. ....................... 1,714 875,597
Morgan Stanley ...................... 13,316 2,363,989
Multi Commodity Exchange of India Ltd. ..... 128 15,879
Nippon Life India Asset Management Ltd.
(d) (f)
.. 1,245 12,196
S&P Global, Inc. ..................... 1,345 702,884
SEI Investments Co. ................... 69 5,659
UBS Group AG (Registered) ............. 3,108 143,511
XP, Inc. , Class A ..................... 835 13,669
9,077,175
Chemicals — 0.4%
Coromandel International Ltd. ............ 2,140 54,001
Corteva, Inc. ........................ 11,267 755,227
DSM-Firmenich AG ................... 6,221 501,847
KCC Corp. ......................... 251 73,206
LG Chem Ltd. ....................... 1,217 281,508
Navin Fluorine International Ltd. ........... 1,102 72,615
Orica Ltd. .......................... 6,627 107,033
Pidilite Industries Ltd. .................. 794 13,099
Solar Industries India Ltd. ............... 1,055 143,856
SRF Ltd. .......................... 863 29,570
Sumitomo Chemical Co. Ltd. ............. 4,600 13,098
UPL Ltd. ........................... 1,756 15,550
Zhejiang NHU Co. Ltd. , Class A ........... 15,800 57,043
2,117,653
Commercial Services & Supplies — 0.1%
Cintas Corp. ........................ 1,356 255,023
Waste Management, Inc. ................ 537 117,984
373,007
Communications Equipment — 0.3%
Accton Technology Corp. ............... 2,000 75,474
Arcadyan Technology Corp. .............. 11,000 60,803

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Motorola Solutions, Inc. ................ 307 $ 117,679
Nokia OYJ ......................... 106,145 684,325
Telefonaktiebolaget LM Ericsson , Class B .... 17,433 169,659
WNC Corp. ......................... 1,000 3,148
Zhongji Innolight Co. Ltd. , Class A ......... 2,500 217,601
1,328,689
Construction & Engineering — 0.7%
ACS Actividades de Construccion y Servicios SA 200 19,853
AECOM ........................... 5,965 568,643
Cemindia Projects Ltd. ................. 2,928 25,698
Comfort Systems USA, Inc. .............. 17 15,866
HDC Hyundai Development Co-Engineering &
Construction ...................... 1,475 22,421
Hyundai Engineering & Construction Co. Ltd. .. 567 27,632
KEC International Ltd. ................. 6,721 55,111
MasTec, Inc.
(e)
....................... 3,923 852,742
Obayashi Corp. ...................... 14,400 301,362
Samsung E&A Co. Ltd.
(e)
................ 5,120 85,293
Skanska AB , Class B .................. 4,049 110,329
Stantec, Inc. ........................ 7,309 689,710
United Integrated Services Co. Ltd. ......... 3,000 90,880
Worley Ltd. ......................... 50,610 422,635
3,288,175
Construction Materials — 0.0%
Holcim AG ......................... 1,296 126,166
Shree Cement Ltd. .................... 40 11,833
137,999
Consumer Finance — 0.4%
Ally Financial, Inc. .................... 630 28,533
American Express Co. ................. 5,469 2,023,256
2,051,789
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. ................ 1,466 1,264,190
Dino Polska SA
(d) (e) (f)
................... 1,548 17,773
E-MART, Inc. ........................ 357 20,128
J Sainsbury plc ...................... 8,298 36,352
Koninklijke Ahold Delhaize NV ............ 3,498 143,442
Migros Ticaret A/S .................... 3,724 45,250
Tesco plc .......................... 63,075 375,096
Walmart, Inc. ........................ 24,999 2,785,139
4,687,370
Containers & Packaging — 0.0%
Ball Corp. .......................... 1,313 69,549
Crown Holdings, Inc. .................. 75 7,723
77,272
Diversified REITs — 0.0%
British Land Co. plc (The) ............... 3,656 19,839
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 23,954 595,017
Deutsche Telekom AG (Registered) ........ 54,556 1,775,856
Telefonica Brasil SA ................... 42,322 252,856
Verizon Communications, Inc. ............ 33,011 1,344,538
3,968,267
Electric Utilities — 0.3%
CPFL Energia SA ..................... 15,815 154,445
Edison International ................... 5,692 341,634
EDP SA ........................... 58,711 270,411
Energisa SA ........................ 7,916 67,992
Fortis, Inc. ......................... 1,661 86,357
Iberdrola SA ........................ 4,145 89,753
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. .................. 115 $ 9,232
NRG Energy, Inc. ..................... 3,409 542,849
Origin Energy Ltd. .................... 1,174 8,965
1,571,638
Electrical Equipment — 1.5%
ABB Ltd. (Registered) .................. 29,409 2,167,959
AMETEK, Inc. ....................... 9,227 1,894,395
Bizlink Holding, Inc. ................... 13,121 633,893
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 11,700 616,305
CS Wind Corp.
(e)
..................... 1,993 57,661
GE Vernova T&D India Ltd. .............. 8,290 288,925
Hitachi Energy India Ltd. ................ 214 43,621
LS Corp. .......................... 118 16,421
Nidec Corp. ........................ 2,600 35,303
Rockwell Automation, Inc. ............... 111 43,187
Siemens Energy AG
(e)
.................. 10,953 1,536,581
Sungrow Power Supply Co. Ltd. , Class A ..... 3,100 76,010
Voltamp Transformers Ltd. ............... 91 7,951
7,418,212
Electronic Equipment, Instruments & Components — 0.4%
Celestica, Inc.
(e)
...................... 196 57,978
Chroma ATE, Inc. ..................... 31,000 766,738
Cognex Corp. ....................... 140 5,037
Delta Electronics, Inc. .................. 17,000 518,567
Keysight Technologies, Inc.
(e)
............. 1,628 330,793
LG Innotek Co. Ltd. ................... 155 29,151
Lotes Co. Ltd. ....................... 1,000 41,232
Murata Manufacturing Co. Ltd. ............ 8,900 183,945
Primax Electronics Ltd. ................. 1,000 2,438
TE Connectivity plc ................... 720 163,807
2,099,686
Energy Equipment & Services — 0.1%
SLB Ltd. ........................... 10,663 409,246
Entertainment — 0.5%
NetEase, Inc. ....................... 2,400 66,061
Netflix, Inc.
(e)
........................ 11,709 1,097,836
ROBLOX Corp. , Class A
(e)
............... 4,663 377,843
Roku, Inc. , Class A
(e)
.................. 2,025 219,692
Spotify Technology SA
(e)
................ 1,234 716,596
2,478,028
Financial Services — 1.2%
Berkshire Hathaway, Inc. , Class B
(e)
........ 899 451,882
Block, Inc. , Class A
(e)
.................. 5,463 355,587
Essent Group Ltd. .................... 849 55,194
Fidelity National Information Services, Inc. .... 3,843 255,406
Fiserv, Inc.
(e)
........................ 953 64,013
Mastercard, Inc. , Class A ................ 2,471 1,410,644
One 97 Communications Ltd.
(e)
............ 7,561 109,359
ORIX Corp. ......................... 13,500 394,838
Pagseguro Digital Ltd. , Class A ........... 7,008 67,557
Visa, Inc. , Class A .................... 7,597 2,664,344
5,828,824
Food Products — 0.0%
AVI Ltd. ........................... 7,425 47,303
Danone SA ......................... 168 15,154
MBRF Global Foods Co. SA ............. 15,715 57,385
119,842
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. ............... 11,400 101,402

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.2%
Uber Technologies, Inc.
(e)
............... 10,866 $ 887,861
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp.
(e)
................ 14,467 1,379,428
Intuitive Surgical, Inc.
(e)
................. 547 309,799
Koninklijke Philips NV .................. 4,034 109,843
Stryker Corp. ....................... 651 228,807
Sysmex Corp. ....................... 2,500 24,550
2,052,427
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd. ........... 475 37,249
Cardinal Health, Inc. ................... 1,638 336,609
Centene Corp.
(e)
..................... 1,181 48,598
Cigna Group (The) .................... 2,846 783,305
Dr Lal PathLabs Ltd.
(d) (f)
................. 4,430 73,044
Elevance Health, Inc. .................. 39 13,671
Fortis Healthcare Ltd. .................. 36,022 354,283
HCA Healthcare, Inc. .................. 360 168,070
Labcorp Holdings, Inc. ................. 51 12,795
McKesson Corp. ..................... 425 348,623
Sonic Healthcare Ltd. .................. 4,937 74,336
Tenet Healthcare Corp.
(e)
................ 857 170,303
UnitedHealth Group, Inc. ................ 1,886 622,588
3,043,474
Health Care Technology — 0.1%
Pro Medicus Ltd. ..................... 133 19,533
Veeva Systems, Inc. , Class A
(e)
........... 883 197,112
216,645
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. , Class A
(e)
.................. 7,608 1,032,558
Aristocrat Leisure Ltd. .................. 13,547 524,464
Booking Holdings, Inc. ................. 215 1,151,396
McDonald's Corp. .................... 210 64,182
Meituan , Class B
(d) (e) (f)
.................. 30,420 403,132
Trip.com Group Ltd. ................... 307 22,012
3,197,744
Household Durables — 0.4%
Crompton Greaves Consumer Electricals Ltd. .. 30,170 84,780
Dixon Technologies India Ltd.
(f)
............ 1,394 188,075
NVR, Inc.
(e)
......................... 59 430,274
Panasonic Holdings Corp. ............... 10,000 129,640
Sony Group Corp. .................... 43,400 1,113,253
1,946,022
Household Products — 0.4%
Procter & Gamble Co. (The) ............. 12,029 1,723,876
Unicharm Corp. ...................... 15,900 90,848
1,814,724
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ..................... 7,319 104,954
Brookfield Renewable Corp. ............. 198 7,595
ReNew Energy Global plc , Class A
(e)
........ 4,424 24,996
137,545
Industrial Conglomerates — 0.7%
CJ Corp. .......................... 879 105,042
Hitachi Ltd. ......................... 13,300 417,109
Honeywell International, Inc. ............. 10,909 2,128,237
KOC Holding A/S ..................... 4,153 16,294
Samsung C&T Corp.
(e)
................. 360 59,793
Smiths Group plc ..................... 15,849 501,308
3,227,783
Security
Shares
Shares Value
Insurance — 1.8%
AIA Group Ltd. ...................... 199,000 $ 2,048,326
Allianz SE (Registered) ................. 946 437,409
ASR Nederland NV ................... 557 39,631
AXA SA ........................... 41,702 2,000,905
Dai-ichi Life Holdings, Inc. ............... 2,100 17,452
Fairfax Financial Holdings Ltd. ............ 88 167,716
Hartford Insurance Group, Inc. (The) ........ 3,175 437,515
Max Financial Services Ltd.
(e)
............. 2,167 40,346
MetLife, Inc. ........................ 11,581 914,204
NN Group NV ....................... 5,727 441,807
Ping An Insurance Group Co. of China Ltd. ,
Class H ......................... 51,000 428,385
Progressive Corp. (The) ................ 1,138 259,145
Prudential Financial, Inc. ................ 1,068 120,556
Sampo OYJ , Class A .................. 6,616 80,046
T&D Holdings, Inc. .................... 500 11,542
Travelers Cos., Inc. (The) ............... 3,581 1,038,705
8,483,690
Interactive Media & Services — 3.1%
Alphabet, Inc. , Class A ................. 15,306 4,790,778
Alphabet, Inc. , Class C ................. 10,654 3,343,225
Auto Trader Group plc
(d) (f)
............... 24,809 195,727
Meta Platforms, Inc. , Class A ............. 5,221 3,446,330
NAVER Corp. ....................... 775 130,279
REA Group Ltd. ...................... 1,448 176,518
SEEK Ltd. ......................... 1,119 17,184
Tencent Holdings Ltd. .................. 36,900 2,831,837
14,931,878
IT Services — 0.7%
Accenture plc , Class A ................. 3,532 947,636
Fujitsu Ltd. ......................... 7,700 211,618
GoDaddy, Inc. , Class A
(e)
................ 1,007 124,949
HCL Technologies Ltd. ................. 6,683 120,784
Infosys Ltd. ......................... 59,170 1,065,586
International Business Machines Corp. ...... 1,585 469,493
Shopify, Inc. , Class A
(e)
................. 1,732 278,876
Tata Consultancy Services Ltd. ........... 5,030 179,718
VeriSign, Inc. ....................... 282 68,512
Wix.com Ltd.
(e)
....................... 88 9,142
3,476,314
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,003 82,246
Life Sciences Tools & Services — 0.0%
IQVIA Holdings, Inc.
(e)
.................. 38 8,566
Medpace Holdings, Inc.
(e)
............... 48 26,959
QIAGEN NV ........................ 706 32,107
67,632
Machinery — 0.2%
Amada Co. Ltd. ...................... 24,400 288,671
Caterpillar, Inc. ...................... 117 67,026
Cummins India Ltd. ................... 1,544 76,198
HD Hyundai Heavy Industries Co. Ltd. ....... 69 24,319
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. ......................... 25 7,054
Hyundai Rotem Co. Ltd. ................ 259 33,779
Techtronic Industries Co. Ltd. ............. 14,000 161,044
Wartsila OYJ Abp ..................... 4,089 144,769
802,860
Media — 0.3%
Comcast Corp. , Class A ................ 33,399 998,296
CyberAgent, Inc. ..................... 1,900 16,190

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Fox Corp. , Class B .................... 731 $ 47,464
Informa plc ......................... 38,376 455,340
1,517,290
Metals & Mining — 1.2%
Anglo American plc ................... 4,739 195,659
Barrick Mining Corp. ................... 3,239 141,095
Boliden AB
(e)
........................ 1,666 92,290
Endeavour Mining plc .................. 6,098 314,019
First Quantum Minerals Ltd.
(e)
............ 9,340 250,418
Fortescue Ltd. ....................... 6,289 91,961
Freeport-McMoRan, Inc. ................ 21,395 1,086,652
Hindustan Zinc Ltd. ................... 19,514 133,038
Hyundai Steel Co. .................... 4,905 105,654
MP Materials Corp. , Class A
(e)
............ 790 39,911
National Aluminium Co. Ltd. .............. 3,454 12,072
Newmont Corp. ...................... 13,092 1,307,236
Rio Tinto plc ........................ 914 73,624
Vale SA ........................... 11,955 156,184
Wheaton Precious Metals Corp. ........... 15,738 1,850,194
5,850,007
Multi-Utilities — 0.4%
Consolidated Edison, Inc. ............... 8,653 859,416
Engie SA .......................... 31,740 833,789
1,693,205
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA ........................ 4,074 103,668
BP plc ............................ 26,249 153,083
Cameco Corp. ....................... 1,365 124,989
Canadian Natural Resources Ltd. .......... 13,165 445,915
Chevron Corp. ....................... 14,533 2,214,974
Devon Energy Corp. ................... 941 34,469
ENEOS Holdings, Inc. ................. 136,800 967,874
EOG Resources, Inc. .................. 1,811 190,173
Petronet LNG Ltd. .................... 2,532 8,003
Repsol SA ......................... 37,196 694,019
Santos Ltd. ......................... 90,688 372,473
Shell plc ........................... 56,730 2,090,628
Suncor Energy, Inc. ................... 19,118 848,544
Valero Energy Corp. ................... 57 9,279
Var Energi ASA ...................... 63,459 207,473
Woodside Energy Group Ltd. ............. 923 14,392
8,479,956
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 3,871 268,647
International Consolidated Airlines Group SA .. 22,986 127,467
396,114
Pharmaceuticals — 2.3%
Alkem Laboratories Ltd. ................ 97 5,941
Astellas Pharma, Inc. .................. 13,000 173,024
AstraZeneca plc ..................... 4,304 796,495
Bristol-Myers Squibb Co. ................ 18,508 998,322
Daiichi Sankyo Co. Ltd. ................. 23,600 501,135
Eli Lilly & Co. ....................... 1,378 1,480,909
GSK plc ........................... 8,031 196,898
Ipsen SA .......................... 273 38,092
Johnson & Johnson ................... 5,220 1,080,279
Novartis AG (Registered) ............... 11,300 1,557,095
Ono Pharmaceutical Co. Ltd. ............. 8,000 110,835
Pfizer, Inc. ......................... 83,187 2,071,356
Sanofi SA .......................... 5,744 555,762
Strides Pharma Science Ltd. ............. 2,221 22,260
Takeda Pharmaceutical Co. Ltd. ........... 25,300 785,951
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ................... 4,424 $ 556,628
Zydus Lifesciences Ltd. ................ 5,794 59,026
10,990,008
Professional Services — 0.5%
Computer Age Management Services Ltd. .... 1,585 13,086
ExlService Holdings, Inc.
(e)
.............. 326 13,835
Experian plc ........................ 16,735 754,524
Intertek Group plc .................... 6,381 395,728
Recruit Holdings Co. Ltd. ............... 8,500 477,629
Thomson Reuters Corp.
(g)
............... 3,741 493,685
Wolters Kluwer NV .................... 299 30,969
2,179,456
Real Estate Management & Development — 0.1%
LEG Immobilien SE ................... 1,011 73,738
Mitsui Fudosan Co. Ltd. ................ 40,500 460,253
Vonovia SE ......................... 252 7,253
541,244
Residential REITs — 0.0%
Canadian Apartment Properties REIT ....... 2,139 57,459
Invitation Homes, Inc. .................. 4,079 113,355
170,814
Retail REITs — 0.1%
Kimco Realty Corp. ................... 17,405 352,799
Klepierre SA ........................ 1,224 48,428
Link REIT .......................... 2,500 11,163
RioCan REIT ........................ 17,950 244,556
656,946
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.
(e)
........... 5,937 1,271,468
Advantest Corp. ...................... 200 25,290
Analog Devices, Inc. ................... 900 244,080
ASM International NV .................. 56 33,902
ASML Holding NV .................... 488 525,830
ASPEED Technology, Inc. ............... 1,000 230,070
Bestechnic Shanghai Co. Ltd. , Class A ...... 2,183 71,034
Broadcom, Inc. ...................... 10,823 3,745,840
Elan Microelectronics Corp. .............. 17,000 64,019
GigaDevice Semiconductor, Inc. , Class A ..... 1,000 30,684
Intel Corp.
(e)
........................ 12,744 470,254
King Yuan Electronics Co. Ltd. ............ 37,000 291,259
Lam Research Corp. .................. 6,829 1,168,988
MediaTek, Inc. ....................... 16,000 726,483
Micron Technology, Inc. ................. 3,718 1,061,154
NVIDIA Corp. ....................... 71,260 13,289,990
OmniVision Integrated Circuits Group, Inc. .... 4,900 88,437
Parade Technologies Ltd. ............... 6,000 111,218
Phison Electronics Corp. ................ 9,000 414,709
Realtek Semiconductor Corp. ............ 10,000 155,267
Rockchip Electronics Co. Ltd. , Class A ...... 3,400 86,993
SK Hynix, Inc. ....................... 633 286,672
Skyworks Solutions, Inc. ................ 280 17,755
Taiwan Semiconductor Manufacturing Co. Ltd. . 68,000 3,342,695
Texas Instruments, Inc. ................. 930 161,346
Tokyo Electron Ltd. ................... 3,600 801,819
Universal Display Corp. ................ 41 4,788
28,722,044
Software — 3.7%
Adobe, Inc.
(e)
........................ 3,103 1,086,019
Autodesk, Inc.
(e)
...................... 75 22,201
Birlasoft Ltd. ........................ 10,292 49,638
Dropbox, Inc. , Class A
(e)
................ 7,458 207,332

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Elastic NV
(e)
........................ 120 $ 9,053
Intuit, Inc. .......................... 1,835 1,215,541
Microsoft Corp. ...................... 21,930 10,605,786
Nice Ltd.
(e)
......................... 941 106,368
Oracle Corp. ........................ 2,390 465,835
Palantir Technologies, Inc. , Class A
(e)
....... 6,377 1,133,512
Rubrik, Inc. , Class A
(e)
.................. 276 21,108
Salesforce, Inc. ...................... 2,481 657,242
SAP SE ........................... 3,092 751,259
ServiceNow, Inc.
(e)
.................... 7,415 1,135,904
Technology One Ltd. .................. 334 6,194
TOTVS SA ......................... 1,667 12,740
Xero Ltd.
(e)
......................... 644 48,785
17,534,517
Specialized REITs — 0.3%
American Tower Corp. ................. 3,762 660,494
Digital Realty Trust, Inc. ................ 2,977 460,572
Equinix, Inc. ........................ 655 501,835
1,622,901
Specialty Retail — 0.3%
JB Hi-Fi Ltd. ........................ 2,611 167,136
Lojas Renner SA ..................... 181,758 447,465
Pop Mart International Group Ltd.
(d) (f)
........ 3,800 91,682
TJX Cos., Inc. (The) ................... 5,396 828,879
Ultrapar Participacoes SA ............... 23,646 89,672
1,624,834
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. ......................... 44,487 12,094,236
Chicony Electronics Co. Ltd. ............. 12,000 44,704
Dell Technologies, Inc. , Class C ........... 1,392 175,225
Samsung Electronics Co. Ltd. ............ 16,076 1,347,408
Sandisk Corp.
(e)
...................... 231 54,835
Western Digital Corp. .................. 398 68,563
Xiaomi Corp. , Class B
(d) (e) (f)
.............. 84,400 425,953
14,210,924
Textiles, Apparel & Luxury Goods — 0.3%
Makalot Industrial Co. Ltd. ............... 15,460 141,905
Pandora A/S ........................ 717 79,290
Tapestry, Inc. ........................ 7,556 965,430
1,186,625
Tobacco — 0.4%
Altria Group, Inc. ..................... 25,978 1,497,892
Japan Tobacco, Inc.
(g)
.................. 13,100 470,844
1,968,736
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc. ........ 56 14,379
Water Utilities — 0.1%
United Utilities Group plc ................ 15,858 254,782
VA Tech Wabag Ltd. ................... 1,293 18,781
273,563
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. ...................... 5,210 122,287
MTN Group Ltd. ...................... 18,461 188,998
SK Telecom Co. Ltd. ................... 849 31,522
SoftBank Corp. ...................... 48,000 65,902
SoftBank Group Corp. ................. 1,200 33,664
TIM SA ........................... 4,858 18,889
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc. ..................... 3,269 $ 663,738
1,125,000
Total Common Stocks — 49 .8%
(Cost: $ 192,962,747 ) .............................. 239,612,433
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
Bombardier, Inc.
(d)
7.25% , 07/01/31 ................... USD 24 25,576
6.75% , 06/15/33 ................... 67 70,818
General Electric Co., 4.90%, 01/29/36 ...... 145 147,214
TransDigm, Inc.
(d)
7.13% , 12/01/31 ................... 47 49,396
6.63% , 03/01/32 ................... 13 13,525
6.38% , 05/31/33 ................... 87 89,273
6.25% , 01/31/34 ................... 5 5,188
6.75% , 01/31/34 ................... 10 10,417
411,407
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(d)
. 34 35,982
Automobile Components — 0.1%
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
55 58,458
Icahn Enterprises LP
9.75% , 01/15/29 ................... 52 51,841
10.00% , 11/15/29
(d)
................. 65 64,954
9.00% , 06/15/30 ................... 18 17,206
IHO Verwaltungs GmbH
(d)(h)
7.75% , ( 7.75 % Cash or 8.50 % PIK), 11/15/30 12 12,609
8.00% , ( 8.00 % Cash or 8.75 % PIK), 11/15/32 9 9,480
Patrick Industries, Inc., 6.38%, 11/01/32
(d)
.... 20 20,519
Phinia, Inc., 6.63%, 10/15/32
(d)
........... 17 17,602
252,669
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
...................... 48 44,676
Honda Motor Co. Ltd., 2.53%, 03/10/27 ..... 280 275,338
Nissan Motor Acceptance Co. LLC
(d)
6.95% , 09/15/26 ................... 16 16,176
5.63% , 09/29/28 ................... 15 15,042
6.13% , 09/30/30 ................... 45 45,006
Nissan Motor Co. Ltd.
(d)
7.50% , 07/17/30 ................... 84 88,144
7.75% , 07/17/32 ................... 45 47,800
8.13% , 07/17/35 ................... 15 15,939
548,121
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(a)
..... 600 620,976
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
..................... 400 400,140
5.59% , 08/08/28 ................... 400 414,559
6.61% , 11/07/28 ................... 400 426,688
Bank of America Corp.
(a)
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 379 372,801
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 89 88,596

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... USD 39 $ 38,731
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 210 218,214
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 393 360,638
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 250 249,387
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 330 344,057
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 195 203,190
Bank of Montreal, 5.20%, 02/01/28 ........ 360 369,117
BPCE SA, 2.70%, 10/01/29
(d)
............ 274 258,596
Canadian Imperial Bank of Commerce, (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.83%), 6.95%, 01/28/85
(a)
..... 38 38,992
Citigroup, Inc.
(a)
(1-day SOFR + 1.15%), 2.67% , 01/29/31 .. 800 748,833
(1-day SOFR + 3.91%), 4.41% , 03/31/31 .. 465 464,922
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 350 324,286
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 20 18,151
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 310 295,579
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................. 30 31,594
HSBC Holdings plc
(a)
(1-day SOFR + 1.90%), 5.87% , 11/18/35 .. 200 208,823
(1-day SOFR + 1.56%), 5.45% , 03/03/36 .. 200 206,341
(1-day SOFR + 1.88%), 5.79% , 05/13/36 .. 380 401,383
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
...................... 670 670,079
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ...................... 127 126,717
(1-day SOFR + 1.17%), 2.95% , 02/24/28 .. 266 262,756
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 6 5,851
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 445 450,721
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ...................... 13 13,134
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ...................... 725 683,939
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 175 155,467
(1-day SOFR + 1.26%), 2.96% , 01/25/33 .. 220 201,890
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 232 241,050
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 98 101,105
Mitsubishi UFJ Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.83%), 2.34%, 01/19/28
(a)
..... 380 373,355
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
..... 500 493,443
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
............ 281 282,094
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 170 172,198
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 75 77,136
Royal Bank of Canada, 5.20%, 08/01/28 ..... 420 432,992
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 .. 780 812,791
(1-day SOFR + 2.70%), 6.57% , 06/12/29 .. 250 261,369
(1-day SOFR + 2.14%), 6.34% , 05/31/35 .. 150 160,844
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
.......... 680 710,446
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................... 200 205,990
1.90% , 09/17/28 ................... 200 188,894
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 .................. 370 363,036
US Bancorp
(a)
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 40 42,236
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.41%), 5.42% , 02/12/36 .. USD 235 $ 244,243
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00% , 11/06/09 ................... 100 —
0.00% , 09/29/17 ................... 400 —
Wells Fargo & Co., (3-mo. CME Term SOFR +
4.03%), 4.48%, 04/04/31
(a)
............ 135 135,892
14,974,262
Beverages — 0.7%
Coca-Cola Co. (The)
3.00% , 03/05/51 ................... 1,460 974,866
2.50% , 03/15/51 ................... 220 131,886
Diageo Capital plc
2.00% , 04/29/30 ................... 780 712,989
2.13% , 04/29/32 ................... 270 234,951
5.50% , 01/24/33 ................... 1,030 1,084,609
3,139,301
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 ........... 200 196,199
Genmab A/S, 6.25%, 12/15/32
(d)
.......... 50 51,243
Gilead Sciences, Inc.
5.25% , 10/15/33 ................... 160 168,135
5.55% , 10/15/53 ................... 180 179,093
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ....................... 1,160 1,034,856
1,629,526
Broadline Retail — 0.1%
Getty Images, Inc., 10.50%, 11/15/30
(d)
...... 50 50,413
GrubHub Holdings, Inc., 13.00%, (13.00% Cash
or 7.00% PIK), 07/31/30
(d) (h)
........... 29 23,082
Kohl's Corp., 10.00%, 06/01/30
(d)
......... 39 42,949
Macy's Retail Holdings LLC, 7.38%, 08/01/33
(d)
. 25 26,499
Match Group Holdings II LLC, 6.13%, 09/15/33
(d)
50 50,599
Nordstrom, Inc.
4.38% , 04/01/30 ................... 20 19,118
5.00% , 01/15/44 ................... 20 14,961
QVC, Inc., 6.88%, 04/15/29
(d)
............ 62 26,815
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 60 64,152
9.75% , 04/15/29 ................... 83 92,832
Wayfair LLC
(d)
7.25% , 10/31/29 ................... 50 52,184
7.75% , 09/15/30 ................... 81 86,302
549,906
Building Products — 0.4%
Carlisle Cos., Inc., 5.55%, 09/15/40 ........ 75 76,004
CRH America Finance, Inc., 5.50%, 01/09/35 .. 295 307,020
Owens Corning
3.40% , 08/15/26 ................... 110 109,478
4.30% , 07/15/47 ................... 410 333,638
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 1,280 1,270,790
2,096,930
Capital Markets — 1.7%
Ares Capital Corp.
2.88% , 06/15/27 ................... 145 141,899
2.88% , 06/15/28 ................... 190 181,583
5.10% , 01/15/31 ................... 50 49,385
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
...... 180 180,652
Blackstone Private Credit Fund, 4.00%, 01/15/29 129 125,319
Charles Schwab Corp. (The), (1-day SOFR +
1.23%), 4.91%, 11/14/36
(a)
............ 130 129,127
Coinbase Global, Inc., 3.38%, 10/01/28
(d)
.... 52 49,537

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
(a)
(1-day SOFR + 1.59%), 5.71% , 02/08/28 .. USD 150 $ 152,354
(1-day SOFR + 2.05%), 5.40% , 09/11/35 .. 173 176,464
FactSet Research Systems, Inc.
2.90% , 03/01/27 ................... 790 778,071
3.45% , 03/01/32 ................... 37 34,381
FS KKR Capital Corp.
2.63% , 01/15/27 ................... 125 121,550
3.13% , 10/12/28 ................... 330 304,510
6.13% , 01/15/30 ................... 99 97,448
Goldman Sachs Group, Inc. (The)
(a)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 206 204,904
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 102 90,614
(1-day SOFR + 1.28%), 2.62% , 04/22/32 .. 133 121,271
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 1,455 1,303,115
(1-day SOFR + 1.41%), 3.10% , 02/24/33 .. 305 280,974
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ...................... 123 110,601
Jane Street Group, 6.75%, 05/01/33
(d)
...... 40 41,752
LPL Holdings, Inc., 5.65%, 03/15/35 ....... 230 235,750
Moody's Corp., 3.25%, 01/15/28 .......... 69 68,066
Morgan Stanley
(a)
(1-day SOFR + 1.00%), 2.48% , 01/21/28 .. 280 275,382
3.59% , 07/22/28 ................... 35 34,760
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 380 356,439
(1-day SOFR + 1.03%), 1.79% , 02/13/32 .. 762 669,227
(1-day SOFR + 1.02%), 1.93% , 04/28/32 .. 24 21,056
(1-day SOFR + 1.20%), 2.51% , 10/20/32 .. 516 462,779
(1-day SOFR + 1.87%), 5.25% , 04/21/34 .. 470 483,894
(1-day SOFR + 1.88%), 5.42% , 07/21/34 .. 240 249,676
MSCI, Inc., 5.15%, 03/15/36 ............ 180 178,683
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 ................... 10 10,446
8.00% , 08/01/33 ................... 5 5,199
S&P Global, Inc., 4.80%, 12/04/35
(d)
....... 95 94,707
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
. 25 25,931
Stonex Group, Inc., 7.88%, 03/01/31
(d)
...... 56 59,496
VFH Parent LLC, 7.50%, 06/15/31
(d)
....... 35 36,662
7,943,664
Chemicals — 0.1%
Ecolab, Inc., 2.70%, 12/15/51 ........... 210 129,638
NOVA Chemicals Corp., 9.00%, 02/15/30
(d)
... 8 8,542
Perimeter Holdings LLC, 6.25%, 01/15/34
(d)
... 20 19,869
Rain Carbon, Inc., 12.25%, 09/01/29
(d)
...... 27 28,116
Sherwin-Williams Co. (The), 5.15%, 08/15/35 .. 340 345,986
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 60 59,412
591,563
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 5.88%, 10/15/33
(d)
.. 35 35,434
Deluxe Corp.
(d)
8.00% , 06/01/29 ................... 10 10,186
8.13% , 09/15/29 ................... 28 29,497
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 ................... 2 2,002
7.25% , 03/15/29 ................... 20 20,270
RELX Capital, Inc., 5.25%, 03/27/35 ....... 30 30,963
Republic Services, Inc.
4.75% , 07/15/30 ................... 30 30,687
5.20% , 11/15/34 ................... 140 144,955
Waste Connections, Inc., 5.25%, 09/01/35 .... 280 289,803
593,797
Security
Par (000)
Par (000) Value
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95% , 02/24/32 ................... USD 10 $ 10,320
5.30% , 02/26/54 ................... 95 91,059
CommScope LLC
(d)
8.25% , 03/01/27 ................... 28 28,217
9.50% , 12/15/31 ................... 41 41,412
Motorola Solutions, Inc.
2.30% , 11/15/30 ................... 450 408,695
2.75% , 05/24/31 ................... 440 402,559
5.60% , 06/01/32 ................... 240 252,389
5.40% , 04/15/34 ................... 220 227,181
Viasat, Inc.
(d)
6.50% , 07/15/28 ................... 54 52,502
7.50% , 05/30/31 ................... 82 77,965
1,592,299
Construction & Engineering — 0.3%
AECOM, 6.00%, 08/01/33
(d)
............ 15 15,373
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
...................... 14 13,654
HTA Group Ltd., 7.50%, 06/04/29
(d)
........ 56 57,925
Quanta Services, Inc., 2.90%, 10/01/30 ..... 1,190 1,113,797
Tutor Perini Corp., 11.88%, 04/30/29
(d)
...... 31 34,415
1,235,164
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 153,046
Consumer Finance — 0.9%
AerCap Ireland Capital DAC, 4.95%, 09/10/34 . 165 164,677
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
............ 5 5,032
American Express Co.
2.55% , 03/04/27 ................... 199 196,118
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
. 290 298,682
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
. 130 133,295
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
. 50 52,219
(SOFR Index + 1.32%), 5.44% , 01/30/36
(a)
. 275 285,634
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(a)
. 5 4,937
Atlanticus Holdings Corp., 9.75%, 09/01/30
(d)
.. 35 35,044
Bread Financial Holdings, Inc., 6.75%, 05/15/31
(d)
25 25,883
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 .. 890 1,005,830
(1-day SOFR + 2.37%), 5.27% , 05/10/33 .. 100 102,564
(1-day SOFR + 2.60%), 5.82% , 02/01/34 .. 360 376,786
(SOFR Index + 3.37%), 7.96% , 11/02/34 .. 480 565,918
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 ................... 42 43,897
6.63% , 03/15/30 ................... 30 30,059
Enova International, Inc., 9.13%, 08/01/29
(d)
... 49 52,159
EZCORP, Inc., 7.38%, 04/01/32
(d)
......... 15 15,914
goeasy Ltd.
(d)
9.25% , 12/01/28 ................... 35 35,988
7.63% , 07/01/29 ................... 29 28,676
7.38% , 10/01/30 ................... 25 24,058
OneMain Finance Corp.
6.63% , 01/15/28 ................... 49 50,314
6.63% , 05/15/29 ................... 30 31,072
7.88% , 03/15/30 ................... 49 51,808
7.50% , 05/15/31 ................... 50 52,608
6.75% , 09/15/33 ................... 25 25,316
SLM Corp., 6.50%, 01/31/30 ............ 30 31,052
Synchrony Financial
2.88% , 10/28/31 ................... 620 556,239

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.25% , 02/02/33 ................... USD 65 $ 69,824
4,351,603
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34 ........ 105 105,580
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. 60 60,056
US Foods, Inc.
(d)
7.25% , 01/15/32 ................... 49 51,505
5.75% , 04/15/33 ................... 36 36,670
Walmart, Inc., 4.90%, 04/28/35 .......... 415 426,627
680,438
Diversified Consumer Services — 0.0%
(d)
Adtalem Global Education, Inc., 5.50%, 03/01/28 12 11,970
Belron UK Finance plc, 5.75%, 10/15/29 ..... 56 57,187
Graham Holdings Co., 5.63%, 12/01/33 ..... 55 55,529
124,686
Diversified Telecommunication Services — 0.2%
APLD ComputeCo LLC, 9.25%, 12/15/30
(d)
... 95 93,186
CCO Holdings LLC
6.38% , 09/01/29
(d)
.................. 6 6,082
7.38% , 03/01/31
(d)
.................. 98 100,008
4.50% , 05/01/32 ................... 20 17,951
Cipher Compute LLC, 7.13%, 11/15/30
(d)
..... 15 15,277
Flash Compute LLC, 7.25%, 12/31/30
(d)
..... 25 24,769
Koninklijke KPN NV, 8.38%, 10/01/30 ...... 260 303,413
Level 3 Financing, Inc.
(d)
4.25% , 07/01/28 ................... 45 42,975
6.88% , 06/30/33 ................... 80 81,862
7.00% , 03/31/34 ................... 34 35,040
Telecom Italia Capital SA
6.00% , 09/30/34 ................... 17 17,449
7.20% , 07/18/36 ................... 23 24,942
7.72% , 06/04/38 ................... 43 47,632
Verizon Communications, Inc., 5.88%, 11/30/55 55 54,340
Windstream Services LLC, 8.25%, 10/01/31
(d)
. 33 34,642
WULF Compute LLC, 7.75%, 10/15/30
(d)
..... 51 52,543
952,111
Electric Utilities — 0.6%
Alpha Generation LLC, 6.25%, 01/15/34
(d)
.... 25 25,224
Avangrid, Inc., 3.80%, 06/01/29 .......... 140 138,168
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . 18 16,257
Commonwealth Edison Co., 4.90%, 02/01/33 .. 460 470,683
Eversource Energy
Series U , 1.40% , 08/15/26 ............ 60 58,976
2.90% , 03/01/27 ................... 270 266,253
3.38% , 03/01/32 ................... 220 203,439
Exelon Corp.
2.75% , 03/15/27 ................... 19 18,712
5.45% , 03/15/34 ................... 130 135,164
5.10% , 06/15/45 ................... 10 9,246
4.10% , 03/15/52 ................... 7 5,402
Florida Power & Light Co., 5.60%, 02/15/66 ... 85 83,667
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(d)
. 4 4,056
NRG Energy, Inc.
(d)
6.25% , 11/01/34 ................... 17 17,459
6.00% , 01/15/36 ................... 25 25,331
NSTAR Electric Co.
3.25% , 05/15/29 ................... 280 272,004
3.95% , 04/01/30 ................... 250 246,659
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ....................... 110 101,769
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................... 80 79,410
5.20% , 08/01/33 ................... 650 674,310
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.05% , 08/01/50 ................... USD 31 $ 16,737
Tampa Electric Co., 5.15%, 03/01/35 ....... 185 187,597
Vistra Operations Co. LLC, 7.75%, 10/15/31
(d)
. 25 26,479
3,083,002
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 . 15 14,865
Arrow Electronics, Inc., 5.88%, 04/10/34 ..... 205 213,849
CDW LLC
3.57% , 12/01/31 ................... 66 61,478
5.55% , 08/22/34 ................... 250 254,729
Keysight Technologies, Inc.
4.60% , 04/06/27 ................... 620 623,204
3.00% , 10/30/29 ................... 170 162,943
4.95% , 10/15/34 ................... 35 35,253
1,366,321
Energy Equipment & Services — 0.1%
(d)
Enerflex, Inc., 6.88%, 01/15/31 .......... 10 10,224
Kodiak Gas Services LLC
6.50% , 10/01/33 ................... 15 15,318
6.75% , 10/01/35 ................... 15 15,423
Nabors Industries, Inc.
9.13% , 01/31/30 ................... 52 54,369
8.88% , 08/15/31 ................... 38 36,863
7.63% , 11/15/32 ................... 20 19,658
Tidewater, Inc., 9.13%, 07/15/30 .......... 65 69,741
Valaris Ltd., 8.38%, 04/30/30 ............ 73 75,954
Viridien, 10.00%, 10/15/30 ............. 28 29,526
Weatherford International Ltd., 6.75%, 10/15/33 13 13,314
340,390
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ....... 122 117,263
Warnermedia Holdings, Inc.
4.05% , 03/15/29 ................... 20 19,356
4.28% , 03/15/32 ................... 40 35,113
5.05% , 03/15/42 ................... 50 35,188
5.14% , 03/15/52 ................... 24 15,812
222,732
Financial Services — 0.5%
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 ................... 10 9,752
9.25% , 07/01/31 ................... 45 46,332
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 .................. 58 55,057
Freedom Mortgage Corp., 12.25%, 10/01/30
(d)
. 22 24,401
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 ................... 31 32,514
9.13% , 05/15/31 ................... 36 38,666
8.38% , 04/01/32 ................... 10 10,527
Mastercard, Inc.
3.30% , 03/26/27 ................... 100 99,489
2.00% , 11/18/31 ................... 390 347,498
3.85% , 03/26/50 ................... 370 289,649
MGIC Investment Corp., 5.25%, 08/15/28 .... 830 830,018
NCR Atleos Corp., 9.50%, 04/01/29
(d)
....... 48 52,098
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... 8 8,513
7.13% , 11/15/30 ................... 27 28,383
6.88% , 05/15/32 ................... 51 53,392
6.88% , 02/15/33 ................... 35 36,538
6.75% , 02/15/34 ................... 10 10,337
Rocket Cos., Inc.
(d)
6.50% , 08/01/29 ................... 29 29,910
6.13% , 08/01/30 ................... 25 25,842

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
7.13% , 02/01/32 ................... USD 20 $ 21,040
6.38% , 08/01/33 ................... 30 31,279
UWM Holdings LLC
(d)
6.63% , 02/01/30 ................... 39 39,491
6.25% , 03/15/31 ................... 30 29,952
Visa, Inc., 3.65%, 09/15/47 ............. 180 140,406
2,291,084
Food Products — 0.3%
Kellanova
3.40% , 11/15/27 ................... 190 188,334
4.30% , 05/15/28 ................... 460 462,902
Post Holdings, Inc.
(d)
6.38% , 03/01/33 ................... 46 46,460
6.25% , 10/15/34 ................... 26 26,144
Unilever Capital Corp., 1.75%, 08/12/31 ..... 600 529,018
1,252,858
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75% , 05/20/27 ................... 8 8,046
9.38% , 06/01/28
(d)
.................. 31 32,140
9.50% , 06/01/30
(d)
.................. 25 26,632
National Fuel Gas Co., 5.95%, 03/15/35 ..... 260 271,769
ONE Gas, Inc., 4.25%, 09/01/32 .......... 45 44,316
382,903
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 8.38%, 06/15/32
(d)
14 14,456
Canadian National Railway Co., 3.85%, 08/05/32 160 155,285
Hertz Corp. (The), 12.63%, 07/15/29
(d)
...... 15 15,130
Ryder System, Inc.
5.65% , 03/01/28 ................... 25 25,792
6.30% , 12/01/28 ................... 310 328,093
538,756
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 54 56,362
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 51 53,162
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 ................... 10 10,083
5.35% , 12/01/28 ................... 40 41,354
160,961
Health Care Providers & Services — 1.4%
Cardinal Health, Inc., 5.35%, 11/15/34 ...... 210 216,475
Cencora, Inc.
2.70% , 03/15/31 ................... 590 543,578
4.30% , 12/15/47 ................... 340 284,669
Cigna Group (The)
4.38% , 10/15/28 ................... 280 282,545
5.25% , 02/15/34 ................... 170 174,846
CVS Health Corp.
5.45% , 09/15/35 ................... 200 204,722
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75% ,
12/10/54
(a)
..................... 30 31,331
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(a)
..................... 30 31,472
DaVita, Inc.
(d)
6.88% , 09/01/32 ................... 29 30,188
6.75% , 07/15/33 ................... 25 25,922
HCA, Inc.
5.25% , 06/15/26 ................... 230 230,179
3.13% , 03/15/27 ................... 160 158,325
5.20% , 06/01/28 ................... 170 174,178
5.45% , 04/01/31 ................... 265 276,580
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.63% , 03/15/32 ................... USD 338 $ 319,251
5.60% , 04/01/34 ................... 245 255,515
5.45% , 09/15/34 ................... 45 46,307
4.63% , 03/15/52 ................... 100 81,666
5.90% , 06/01/53 ................... 80 78,325
Icon Investments Six DAC, 6.00%, 05/08/34 .. 930 983,466
McKesson Corp., 5.10%, 07/15/33 ........ 780 805,923
MPH Acquisition Holdings LLC, 11.50%, (11.50%
Cash or 5.00% PIK), 12/31/30
(d) (h)
....... 42 43,511
Quest Diagnostics, Inc.
4.60% , 12/15/27 ................... 280 283,344
4.63% , 12/15/29 ................... 340 345,764
Tenet Healthcare Corp., 6.13%, 10/01/28 .... 15 15,067
UnitedHealth Group, Inc.
4.90% , 04/15/31 ................... 350 359,373
4.50% , 04/15/33 ................... 90 89,484
5.88% , 02/15/53 ................... 60 60,501
5.05% , 04/15/53 ................... 420 378,830
6,811,337
Health Care REITs — 0.2%
Diversified Healthcare Trust
4.75% , 02/15/28 ................... 34 32,819
7.25% , 10/15/30
(d)
.................. 10 10,225
4.38% , 03/01/31 ................... 45 39,601
MPT Operating Partnership LP, 5.00%, 10/15/27 46 44,408
Ventas Realty LP, 5.10%, 07/15/32 ........ 260 267,254
Welltower OP LLC, 4.50%, 07/01/30 ....... 350 353,901
748,208
Hotels, Restaurants & Leisure — 0.2%
Acushnet Co., 5.63%, 12/01/33
(d)
......... 20 20,225
Brinker International, Inc., 8.25%, 07/15/30
(d)
.. 11 11,645
Darden Restaurants, Inc.
4.35% , 10/15/27 ................... 85 85,396
4.55% , 10/15/29 ................... 85 85,782
Genting New York LLC, 7.25%, 10/01/29
(d)
... 35 35,895
Hyatt Hotels Corp., 5.38%, 12/15/31 ....... 390 401,701
Life Time, Inc., 6.00%, 11/15/31
(d)
......... 32 32,784
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 ................... 34 34,920
7.50% , 09/01/31 ................... 49 51,123
6.25% , 10/01/33 ................... 20 20,248
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
.. 10 10,432
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(d)
25 24,701
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 ................... 25 25,145
9.13% , 07/15/31 ................... 27 28,912
5.88% , 10/15/33 ................... 19 19,294
888,203
Household Durables — 0.3%
Century Communities, Inc., 6.63%, 09/15/33
(d)
. 15 15,168
NVR, Inc., 3.00%, 05/15/30 ............. 620 586,824
PulteGroup, Inc.
5.00% , 01/15/27 ................... 470 473,471
6.38% , 05/15/33 ................... 240 263,165
Sekisui House US, Inc., 3.97%, 08/06/61 .... 100 67,168
Somnigroup International, Inc., 4.00%, 04/15/29
(d)
22 21,434
Whirlpool Corp.
6.13% , 06/15/30 ................... 20 19,976
4.50% , 06/01/46 ................... 12 9,010
4.60% , 05/15/50 ................... 12 8,822
1,465,038

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Supply LLC
(d)
6.25% , 02/01/34 ................... USD 45 $ 45,896
6.50% , 02/01/36 ................... 50 51,705
97,601
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 .............. 370 348,803
Honeywell International, Inc., 5.35%, 03/01/64 . 90 85,576
Pentair Finance SARL
4.50% , 07/01/29 ................... 450 451,926
5.90% , 07/15/32 ................... 190 201,584
1,087,889
Insurance — 0.6%
Acrisure LLC, 6.75%, 07/01/32
(d)
.......... 15 15,452
Allstate Corp. (The), 3.85%, 08/10/49 ...... 140 106,581
Ambac Assurance Corp., 5.10%
(d) (k)
........ 5 6,285
American International Group, Inc., 4.85%,
05/07/30 ....................... 125 128,108
Assurant, Inc., 5.55%, 02/15/36 .......... 75 76,204
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
...................... 38 39,372
CNA Financial Corp., 5.20%, 08/15/35 ...... 100 100,477
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 110 113,932
Markel Group, Inc., 6.00%, 05/16/54 ....... 102 102,643
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 ................... 280 289,214
5.45% , 03/15/53 ................... 270 261,959
5.70% , 09/15/53 ................... 290 291,584
Progressive Corp. (The), 4.95%, 06/15/33 .... 580 594,640
Stewart Information Services Corp., 3.60%,
11/15/31 ....................... 170 150,299
Willis North America, Inc.
4.65% , 06/15/27 ................... 160 161,244
5.90% , 03/05/54 ................... 220 219,607
2,657,601
Interactive Media & Services — 0.2%
Alphabet, Inc., 4.50%, 05/15/35 .......... 500 497,336
Meta Platforms, Inc.
4.60% , 11/15/32 ................... 65 65,523
5.63% , 11/15/55 ................... 85 81,580
Snap, Inc., 6.88%, 03/01/33
(d)
........... 64 66,320
710,759
IT Services — 0.4%
Accenture Capital, Inc., 4.50%, 10/04/34 ..... 25 24,644
CGI, Inc., 2.30%, 09/14/31 ............. 520 460,842
Cogent Communications Group LLC, 7.00%,
06/15/27
(d)
...................... 27 27,018
CoreWeave, Inc.
(d)
9.25% , 06/01/30 ................... 127 118,081
9.00% , 02/01/31 ................... 52 47,659
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 ................... 720 726,661
5.30% , 02/05/54 ................... 420 391,441
International Business Machines Corp., 2.20%,
02/09/27 ....................... 280 274,884
VeriSign, Inc., 5.25%, 06/01/32 .......... 60 61,671
2,132,901
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(d)
....... 49 51,251
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(d)
.... 38 38,840
Security
Par (000)
Par (000) Value
Machinery — 0.1%
Cummins, Inc., 4.90%, 02/20/29 .......... USD 160 $ 164,218
Enpro, Inc., 6.13%, 06/01/33
(d)
........... 10 10,319
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. 36 38,668
New Flyer Holdings, Inc., 9.25%, 07/01/30
(d)
.. 66 70,938
284,143
Media — 0.2%
AMC Networks, Inc.
10.25% , 01/15/29
(d)
................. 67 70,257
4.25% , 02/15/29 ................... 14 12,442
10.50% , 07/15/32
(d)
................. 50 55,237
Clear Channel Outdoor Holdings, Inc.
(d)
7.75% , 04/15/28 ................... 16 16,012
7.50% , 06/01/29 ................... 18 17,873
7.13% , 02/15/31 ................... 16 16,754
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 30 25,723
11.25% , 05/15/28 .................. 30 23,870
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 14 14,082
8.88% , 02/01/30 ................... 30 30,354
10.00% , 02/15/31 .................. 17 17,375
Discovery Communications LLC, 5.00%,
09/20/37 ....................... 25 20,003
DISH DBS Corp.
7.38% , 07/01/28 ................... 38 36,743
5.75% , 12/01/28
(d)
.................. 36 35,343
EchoStar Corp.
10.75% , 11/30/29 .................. 79 87,358
6.75% , 11/30/30 ................... 87 89,129
Fox Corp., 5.58%, 01/25/49 ............ 80 76,941
GCI LLC, 4.75%, 10/15/28
(d)
............ 29 28,283
Gray Media, Inc., 9.63%, 07/15/32
(d)
....... 5 5,189
iHeartCommunications, Inc.
(d)
9.13% , 05/01/29 ................... 78 75,122
10.88% , 05/01/30 .................. 67 57,897
Nexstar Media, Inc., 4.75%, 11/01/28
(d)
...... 43 42,688
Omnicom Group, Inc., 2.40%, 03/01/31
(d)
.... 32 28,729
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30 ................... 11 9,967
4.38% , 12/31/32 ................... 35 27,557
8.13% , 02/15/33 ................... 25 26,111
Sirius XM Radio LLC, 4.13%, 07/01/30
(d)
..... 18 17,119
TEGNA, Inc., 5.00%, 09/15/29 ........... 2 1,982
Versant Media Group, Inc., 7.25%, 01/30/31
(d)
. 10 10,317
976,457
Metals & Mining — 0.2%
Century Aluminum Co., 6.88%, 08/01/32
(d)
.... 34 35,030
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
25 26,541
Cleveland-Cliffs, Inc., 7.63%, 01/15/34
(d)
..... 50 52,251
Commercial Metals Co.
(d)
5.75% , 11/15/33 ................... 15 15,338
6.00% , 12/15/35 ................... 30 30,755
Eldorado Gold Corp., 6.25%, 09/01/29
(d)
..... 34 34,167
First Quantum Minerals Ltd., 9.38%, 03/01/29
(d)
66 69,498
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(d)
33 34,435
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
...... 51 52,530
Kaiser Aluminum Corp., 5.88%, 03/01/34
(d)
... 25 25,078
Mineral Resources Ltd., 7.00%, 04/01/31
(d)
... 53 55,269
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 50 53,062
Novelis Corp., 6.88%, 01/30/30
(d)
......... 25 25,959
Reliance, Inc., 2.15%, 08/15/30 .......... 370 334,887
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 200 206,087
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
.... 20 18,570

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
...... USD 38 $ 40,365
1,109,822
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(d)
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 15 16,004
EF Holdco, 7.38%, 09/30/30 ............ 20 20,156
Starwood Property Trust, Inc.
3.63% , 07/15/26 ................... 39 38,809
7.25% , 04/01/29 ................... 48 50,693
6.50% , 10/15/30 ................... 25 26,065
151,727
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 12 12,572
Antero Midstream Partners LP
(d)
5.75% , 10/15/33 ................... 30 30,181
5.75% , 07/01/34 ................... 20 20,151
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(d)
...................... 53 53,703
California Resources Corp.
(d)
8.25% , 06/15/29 ................... 59 61,713
7.00% , 01/15/34 ................... 21 20,686
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 30 30,290
3.70% , 11/15/29 ................... 170 166,019
2.74% , 12/31/39 ................... 246 209,754
Cheniere Energy, Inc., 4.63%, 10/15/28 ..... 830 828,594
Chevron USA, Inc., 4.98%, 04/15/35 ....... 530 542,956
Chord Energy Corp.
(d)
6.00% , 10/01/30 ................... 20 20,245
6.75% , 03/15/33 ................... 30 31,024
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
16 15,511
ConocoPhillips Co., 5.00%, 01/15/35 ....... 465 471,440
CVR Energy, Inc., 8.50%, 01/15/29
(d)
....... 41 42,142
Enbridge, Inc., 6.20%, 11/15/30 .......... 25 26,846
Global Partners LP, 8.25%, 01/15/32
(d)
...... 56 58,983
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
34 35,123
Karoon USA Finance, Inc., 10.50%, 05/14/29
(d)
. 10 10,269
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 ................... 16 18,649
5.00% , 08/15/42 ................... 20 18,327
Kinder Morgan, Inc., 5.95%, 08/01/54 ...... 130 129,153
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 ................... 34 35,291
8.38% , 02/15/32 ................... 38 39,351
ONEOK, Inc.
5.65% , 11/01/28 ................... 460 477,748
6.35% , 01/15/31 ................... 380 407,840
6.05% , 09/01/33 ................... 170 180,843
7.15% , 01/15/51 ................... 120 131,758
Plains All American Pipeline LP, 5.60%, 01/15/36 90 91,041
Talos Production, Inc.
(d)
9.00% , 02/01/29 ................... 34 35,314
9.38% , 02/01/31 ................... 34 35,462
Targa Resources Corp.
6.15% , 03/01/29 ................... 810 852,698
5.55% , 08/15/35 ................... 160 163,762
6.50% , 02/15/53 ................... 210 218,846
TotalEnergies Capital SA, 5.49%, 04/05/54 ... 150 145,038
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 25 25,912
9.88% , 02/01/32 ................... 25 25,827
Venture Global Plaquemines LNG LLC, 6.75%,
01/15/36
(d)
...................... 30 30,729
Vermilion Energy, Inc., 7.25%, 02/15/33
(d)
.... 55 51,821
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP, 5.50%,
12/15/35 ....................... USD 125 $ 124,335
5,927,947
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ....... 36 34,859
American Airlines, Inc.
(d)
7.25% , 02/15/28 ................... 60 61,338
8.50% , 05/15/29 ................... 98 102,498
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... 55 55,410
United Airlines Pass-Through Trust, Series 2019-
2, Class B, 3.50%, 05/01/28 ........... 16 15,207
269,312
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 60 62,401
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(d)
50 52,815
Bausch Health Cos., Inc., 11.00%, 09/30/28
(d)
.. 80 82,867
Eli Lilly & Co., 5.05%, 08/14/54 .......... 260 243,534
HLF Financing SARL LLC, 12.25%, 04/15/29
(d)
. 40 43,190
Merck & Co., Inc.
2.45% , 06/24/50 ................... 30 17,541
2.75% , 12/10/51 ................... 19 11,758
5.00% , 05/17/53 ................... 85 78,068
Novartis Capital Corp., 2.20%, 08/14/30 ..... 855 790,751
Organon & Co., 6.75%, 05/15/34
(d)
........ 20 17,990
Royalty Pharma plc, 5.20%, 09/25/35 ...... 155 155,784
Zoetis, Inc.
3.00% , 09/12/27 ................... 110 108,422
2.00% , 05/15/30 ................... 800 731,899
2,397,020
Professional Services — 0.4%
Automatic Data Processing, Inc.
1.70% , 05/15/28 ................... 1,510 1,442,204
4.75% , 05/08/32 ................... 175 179,235
CACI International, Inc., 6.38%, 06/15/33
(d)
... 51 52,768
1,674,207
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
(d)
5.75% , 01/15/29 ................... 34 33,020
5.25% , 04/15/30 ................... 22 20,494
9.75% , 04/15/30 ................... 18 19,535
CBRE Services, Inc.
5.50% , 04/01/29 ................... 320 331,581
5.95% , 08/15/34 ................... 500 534,215
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
35 36,567
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
37 37,138
1,012,550
Semiconductors & Semiconductor Equipment — 1.1%
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
... 40 40,825
ams-OSRAM AG, 12.25%, 03/30/29
(d)
...... 50 53,109
Broadcom, Inc., 3.75%, 02/15/51 ......... 130 98,006
Intel Corp., 4.88%, 02/10/28 ............ 440 446,181
Kioxia Holdings Corp.
(d)
6.25% , 07/24/30 ................... 20 20,577
6.63% , 07/24/33 ................... 40 41,595
Lam Research Corp., 1.90%, 06/15/30 ...... 1,050 955,537
NVIDIA Corp.
1.55% , 06/15/28 ................... 190 180,617
2.00% , 06/15/31 ................... 870 783,086
3.50% , 04/01/50 ................... 50 37,002
3.70% , 04/01/60 ................... 480 350,547
NXP BV
3.88% , 06/18/26 ................... 25 24,970

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.30% , 06/18/29 ................... USD 172 $ 172,148
3.40% , 05/01/30 ................... 70 67,459
2.50% , 05/11/31 ................... 189 170,932
Texas Instruments, Inc.
1.90% , 09/15/31 ................... 97 86,067
3.65% , 08/16/32 ................... 1,020 979,565
4.90% , 03/14/33 ................... 220 226,962
TSMC Arizona Corp.
4.25% , 04/22/32 ................... 350 350,151
3.25% , 10/25/51 ................... 220 166,489
5,251,825
Software — 1.2%
Adobe, Inc., 2.30%, 02/01/30 ............ 1,010 945,662
AppLovin Corp., 5.50%, 12/01/34 ......... 250 256,863
Autodesk, Inc.
3.50% , 06/15/27 ................... 81 80,478
2.40% , 12/15/31 ................... 54 48,004
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 40 40,523
9.00% , 09/30/29 ................... 55 57,283
8.25% , 06/30/32 ................... 24 25,081
Intuit, Inc.
1.35% , 07/15/27 ................... 860 830,621
1.65% , 07/15/30 ................... 1,060 952,177
5.20% , 09/15/33 ................... 90 94,091
5.50% , 09/15/53 ................... 30 29,548
Oracle Corp.
5.50% , 08/03/35 ................... 580 568,332
5.38% , 09/27/54 ................... 55 44,482
5.95% , 09/26/55 ................... 70 62,021
4.10% , 03/25/61 ................... 120 77,297
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30
(d)
69 60,074
Roper Technologies, Inc.
1.75% , 02/15/31 ................... 26 22,807
5.10% , 09/15/35 ................... 20 20,152
Salesforce, Inc., 3.05%, 07/15/61 ......... 260 156,937
ServiceNow, Inc., 1.40%, 09/01/30 ........ 850 748,870
Workday, Inc., 3.80%, 04/01/32 .......... 500 478,434
5,599,737
Specialized REITs — 0.1%
American Tower Corp.
1.45% , 09/15/26 ................... 120 117,810
5.80% , 11/15/28 ................... 10 10,439
Crown Castle, Inc., 3.65%, 09/01/27 ....... 260 257,931
Equinix, Inc., 1.45%, 05/15/26 ........... 160 158,537
Iron Mountain, Inc., 7.00%, 02/15/29
(d)
...... 28 28,762
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 ................... 15 15,348
6.25% , 09/15/32 ................... 53 53,476
642,303
Specialty Retail — 0.3%
Advance Auto Parts, Inc.
(d)
7.00% , 08/01/30 ................... 52 52,275
7.38% , 08/01/33 ................... 69 69,274
Carvana Co.
(d)(h)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 29 29,982
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 7 7,494
Dick's Sporting Goods, Inc., 4.00%, 10/01/29
(d)
. 20 19,614
Gap, Inc. (The), 3.63%, 10/01/29
(d)
........ 20 18,949
Home Depot, Inc. (The)
1.50% , 09/15/28 ................... 300 283,017
1.38% , 03/15/31 ................... 31 26,911
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.88% , 09/15/31 ................... USD 400 $ 352,594
4.50% , 12/06/48 ................... 17 14,675
3.35% , 04/15/50 ................... 240 169,301
Lowe's Cos., Inc.
3.35% , 04/01/27 ................... 250 248,198
3.65% , 04/05/29 ................... 93 91,799
1,384,083
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
..... 10 10,642
NetApp, Inc., 5.70%, 03/17/35 ........... 181 189,425
Seagate Data Storage Technology Pte. Ltd.
(d)
8.25% , 12/15/29 ................... 30 31,813
5.88% , 07/15/30 ................... 20 20,617
252,497
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32 ...... 300 308,260
Trading Companies & Distributors — 0.0%
(d)
FTAI Aviation Investors LLC
7.88% , 12/01/30 ................... 17 18,078
7.00% , 06/15/32 ................... 14 14,717
QXO Building Products, Inc., 6.75%, 04/30/32 . 69 72,065
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 40 39,972
WESCO Distribution, Inc., 6.38%, 03/15/33 ... 30 31,322
176,154
Wireless Telecommunication Services — 0.1%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 74 78,495
Millicom International Cellular SA
(d)
6.25% , 03/25/29 ................... 16 16,257
7.38% , 04/02/32 ................... 47 48,865
Rogers Communications, Inc.
(a)
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55 ................. 16 16,739
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55 ...................... 16 16,848
T-Mobile USA, Inc., 5.50%, 01/15/55 ....... 90 85,239
Zegona Finance plc, 8.63%, 07/15/29
(d)
..... 92 97,583
360,026
Total Corporate Bonds — 20 .0%
(Cost: $ 94,723,678 ) ............................... 95,963,180
Foreign Agency Obligations
France — 0.0%
Electricite de France SA (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.41%), 9.13%
(a) (d) (k)
................. 22 25,585
Total Foreign Agency Obligations — 0.0%
(Cost: $ 25,536 ) ................................. 25,585
Foreign Government Obligations
Chile — 0.0%
Republic of Chile , 3.25% , 09/21/71 ......... 320 198,400
Mexico — 0.1%
United Mexican States
7.38% , 05/13/55 ................... 200 215,200
3.77% , 05/24/61 ................... 250 153,750
368,950

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru , 6.20% , 06/30/55 ......... USD 80 $ 82,360
Philippines — 0.1%
Republic of Philippines , 5.90% , 02/04/50 ..... 200 210,900
Poland — 0.0%
Republic of Poland , 5.50% , 03/18/54 ........ 60 57,235
Total Foreign Government Obligations — 0 .2%
(Cost: $ 912,114 ) ................................. 917,845
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.20%, 06/25/35
(a)
...... 36 31,784
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 19 8,267
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.31%, 11/25/36
(a)
................ 22 20,692
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 04/25/47
(a)
................ 17 15,345
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.21%, 06/25/47
(a)
................ 10 8,168
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 4.33%, 08/25/47
(a)
...... 4 3,780
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.97%, 10/25/46
(a)
.. 39 25,886
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.97%, 07/31/57
(a) (d)
............. 137 51,118
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (d)
.......... 48 16,669
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term SOFR
at 0.28% Floor and 11.00% Cap + 0.39%),
4.13%, 08/25/36
(a)
.................. 7 6,534
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 266 103,587
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 .......... 18 15,164
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
....................... 109 41,337
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.20%, 11/25/35
(a)
... 18 3,605
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
.......... 23 10,450
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.19%,
08/25/47
(a)
....................... 70 65,545
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.03%, 03/25/36
(a)
.................. 4 3,696
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... —
(b)
561
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.83%, 09/25/37
(a)
.. USD 26 $ 16,750
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term SOFR
at 0.42% Floor and 11.50% Cap + 0.53%),
4.27%, 03/25/37
(a)
.................. 18 14,711
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
... 21 20,437
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 4.69%,
06/25/37
(a)
....................... 3 2,810
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.06%, 04/25/36
(a)
. 6 3,312
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 4.23%, 06/25/36
(a)
........... 9 8,380
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 27 25,168
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
33 28,916
552,672
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.52%,
01/25/36 ...................... 9 8,711
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.74%,
01/25/36 ...................... 7 6,549
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.39%,
04/25/36 ...................... 4 3,791
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.22%,
10/25/36 ...................... 4 3,947
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.30%,
10/25/36 ...................... 4 3,945
26,943
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
......... 831 2,587
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 771,627 ) ................................. 582,202
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. ........... 490 —
Lehman Brothers Holdings, Inc., Capital Trust VII 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.1%
Banco Bradesco SA (Preference) .......... 7,449 $ 24,494
Grupo Cibest SA (Preference) ............ 9,851 155,815
180,309
Chemicals — 0.0%
Braskem SA (Preference) , Class A
(e)
........ 44,736 64,060
Electric Utilities — 0.0%
Energisa SA (Preference) ............... 2 3
Metals & Mining — 0.0%
Gerdau SA (Preference) ................ 31,894 118,461
Total Preferred Securities — 0 .1%
(Cost: $ 436,293 ) ................................. 362,833
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 9.8%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ USD 71 69,351
3.00% , 09/01/27 - 12/01/46 ............ 159 149,150
3.50% , 04/01/31 - 01/01/48 ............ 271 260,061
4.00% , 08/01/40 - 12/01/45 ............ 43 41,884
4.50% , 02/01/39 - 04/01/49 ............ 342 341,473
5.00% , 10/01/41 - 11/01/48 ............ 68 70,247
5.50% , 06/01/41 ................... 30 31,487
6.00% , 01/01/34 ................... 24 24,772
Federal National Mortgage Association ,
4.00% , 01/01/41 ................... 3 3,147
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ............ 3,856 3,194,597
2.00% , 01/15/56
(m)
.................. 1,163 963,089
2.50% , 07/20/51 - 07/20/52 ............ 4,148 3,580,217
3.00% , 02/15/45 - 09/20/52 ............ 2,467 2,224,089
3.50% , 01/15/42 - 02/20/52 ............ 871 810,363
4.00% , 04/20/39 - 02/20/55 ............ 386 368,432
4.00% , 01/15/56
(m)
.................. 219 206,844
4.50% , 12/20/39 - 04/20/50 ............ 207 205,880
4.50% , 01/15/56
(m)
.................. 100 97,391
5.00% , 12/15/38 - 02/20/55 ............ 1,030 1,029,677
5.00% , 01/15/56
(m)
.................. 1,100 1,097,400
5.50% , 12/20/52 - 12/20/54 ............ 370 375,815
5.50% , 01/15/56
(m)
.................. 625 631,060
6.00% , 09/20/53 - 08/20/54 ............ 89 90,628
6.00% , 01/15/56
(m)
.................. 575 585,938
6.50% , 10/20/53 - 09/20/55 ............ 117 120,645
6.50% , 01/15/56
(m)
.................. 150 155,051
7.50% , 03/15/32 ................... 1 658
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ............ 3,179 2,654,180
2.00% , 01/25/41 - 01/25/56
(m)
........... 2,400 2,086,370
2.50% , 09/01/27 - 02/01/52 ............ 2,017 1,769,887
2.50% , 01/25/41 - 01/25/56
(m)
........... 1,975 1,719,631
3.00% , 04/01/29 - 03/01/52 ............ 1,388 1,285,648
3.50% , 08/01/30 - 01/01/51 ............ 1,978 1,862,439
3.50% , 01/25/41
(m)
.................. 61 59,294
4.00% , 10/01/33 - 01/01/51 ............ 1,042 1,014,169
4.00% , 01/25/41 - 01/25/56
(m)
........... 675 645,948
4.50% , 06/01/26 - 08/01/53 ............ 1,624 1,619,947
5.00% , 09/01/35 - 01/01/55 ............ 294 296,642
5.00% , 01/25/56
(m)
.................. 1,200 1,196,625
5.50% , 02/01/35 - 10/01/55 ............ 5,148 5,242,105
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 01/25/56
(m)
.................. USD 4,000 $ 4,055,930
6.00% , 12/01/27 - 08/01/55 ............ 2,247 2,328,286
6.00% , 01/25/56
(m)
.................. 1,350 1,386,082
6.50% , 05/01/40 - 04/01/55 ............ 933 977,477
6.50% , 01/25/56
(m)
.................. 100 103,924
47,033,930
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (n)
............ 37 5,783
Total U.S. Government Sponsored Agency Securities — 9 .8%
(Cost: $ 48,854,042 ) ............................... 47,039,713
U.S. Treasury Obligations
U.S. Treasury Bonds
6.25% , 05/15/30 ................... 1,000 1,102,539
4.25% , 05/15/39 ................... 66 64,654
1.13% , 05/15/40 - 08/15/40 ............ 694 438,101
1.38% , 11/15/40 ................... 347 225,225
2.25% , 05/15/41 - 02/15/52 ............ 13,000 8,273,711
2.38% , 02/15/42 ................... 4,000 2,944,375
2.75% , 11/15/42 ................... 3,265 2,508,949
3.13% , 02/15/43 ................... 332 268,518
2.88% , 05/15/43 - 11/15/46 ............ 597 453,414
3.63% , 08/15/43 ................... 332 286,583
3.75% , 11/15/43 ................... 332 290,954
2.50% , 02/15/45 ................... 593 419,965
3.00% , 02/15/47 - 02/15/49 ............ 2,100 1,571,261
1.63% , 11/15/50 ................... 3 1,575
1.88% , 11/15/51 ................... 1,000 552,734
U.S. Treasury Notes
4.13% , 06/15/26 ................... 2,100 2,105,843
0.50% , 05/31/27 ................... 129 123,734
2.25% , 08/15/27 ................... 798 782,476
1.25% , 03/31/28 - 09/30/28 ............ 1,047 995,484
2.88% , 08/15/28 ................... 188 184,982
3.13% , 11/15/28 ................... 363 358,945
3.75% , 12/31/28 ................... 200 201,133
1.75% , 01/31/29 ................... 4 3,790
2.63% , 02/15/29 ................... 63 61,258
1.88% , 02/28/29 - 02/15/32 ............ 12,352 11,495,383
2.38% , 05/15/29 ................... 7,063 6,790,964
1.63% , 05/15/31 ................... 225 201,577
1.38% , 11/15/31 ................... 3 2,613
4.25% , 05/15/35 ................... 400 403,312
Total U.S. Treasury Obligations — 9 .0%
(Cost: $ 50,754,304 ) ............................... 43,114,052
Total Long-Term Investments — 89.1%
(Cost: $ 390,404,800 ) .............................. 428,263,611

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.9%
(o)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(q)
................... 872,272 $ 872,708
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 61,283,896 61,283,896
Total Short-Term Securities — 12 .9%
(Cost: $ 62,156,604 ) ............................... 62,156,604
Total Investments Before TBA Sale Commitments — 102 .0%
(Cost: $ 452,561,404 ) .............................. 490,420,215
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .8 ) %
Uniform Mortgage-Backed Securities
(m)
2.50% , 01/25/56 ................... USD (625) $ (528,271)
5.50% , 01/25/56 ................... (3,225) (3,270,094)
Total TBA Sale Commitments — ( 0 .8 ) %
(Proceeds: $ (3,793,211) ) ........................... (3,798,365)
Total Investments Net of TBA Sale Commitments — 101 .2%
(Cost: $ 448,768,193 ) .............................. 486,621,850
Liabilities in Excess of Other Assets — (1.2) % ............. (5,939,322)
Net Assets — 100.0% ...............................
$ 480,682,528
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Perpetual security with no stated maturity date.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
Zero-coupon bond.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,623,106 $ — $ (2,749,204)
(a)
$ (1,351) $ 157 $ 872,708 872,272 $ 7,766
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 17,343,295 43,940,601
(a)
— — — 61,283,896 61,283,896 932,956 —
iShares Russell 1000 Value
ETF
(c)
.............. 4,626,030 — (4,529,387) 578,122 (674,765) — — 20,035 —
$ 576,771 $ (674,608) $ 62,156,604 $ 960,757 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 67 03/12/26 $ 14,601 $ 110,248
S&P/TSX 60 Index ......................................................... 1 03/19/26 271 660
MSCI EAFE Index ......................................................... 34 03/20/26 4,934 15,035
MSCI Emerging Markets Index ................................................. 4 03/20/26 282 7,092
S&P 500 E-Mini Index ....................................................... 13 03/20/26 4,480 (35,252)
U.S. Treasury 10-Year Note ................................................... 36 03/20/26 4,048 (26,216)
U.S. Treasury 10-Year Ultra Note ............................................... 77 03/20/26 8,856 (64,864)
U.S. Treasury Long Bond ..................................................... 23 03/20/26 2,659 (40,969)
U.S. Treasury 2-Year Note .................................................... 116 03/31/26 24,220 (16,376)
(50,642)
Short Contracts
EURO STOXX 50 Index ..................................................... 65 03/20/26 4,462 (17,259)
Nasdaq-100 E-Mini Index ..................................................... 29 03/20/26 14,765 297,053
U.S. Treasury 10-Year Note ................................................... 33 03/20/26 3,710 20,447
U.S. Treasury Ultra Bond ..................................................... 271 03/20/26 31,978 513,763
U.S. Treasury 5-Year Note .................................................... 112 03/31/26 12,242 49,953
863,957
$ 813,315
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 21,734,128 USD 14,396,230 Barclays Bank plc 03/18/26 $ 109,231
CAD 13,264,343 USD 9,557,982 Wells Fargo Bank NA 03/18/26 136,075
EUR 16,318,548 USD 19,137,740 BNP Paribas SA 03/18/26 104,667
USD 136,045 JPY 20,879,000 Barclays Bank plc 03/18/26 1,920
351,893
JPY 2,953,606,968 EUR 16,433,258 Barclays Bank plc 03/18/26 (403,888)
JPY 2,953,606,817 USD 19,245,286 Barclays Bank plc 03/18/26 (271,505)
USD 132,522 EUR 113,000 BNP Paribas SA 03/18/26 (726)
USD 132,400 GBP 99,100 Citibank NA 03/18/26 (1,156)
(677,275)
$ (325,382)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 3,275 $ 255,979 $ 226,722 $ 29,257
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.29% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 04/07/26 USD 37,858 $ 576,919 $ — $ 576,919
1-day SOFR plus 0.38% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 11/12/26 USD 9,677 227,224 — 227,224
$ 804,143 $ — $ 804,143
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 226,722 $ — $ 29,257 $ —
OTC Swaps ................................................................... — — 804,143 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 430,088 $ — $ 584,163 $ — $ 1,014,251
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 351,893 — — 351,893
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 29,257 — — — — 29,257
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 804,143 — — — 804,143
$ — $ 29,257 $ 1,234,231 $ 351,893 $ 584,163 $ — $ 2,199,544
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 52,511 $ — $ 148,425 $ — $ 200,936
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 677,275 — — 677,275
$ — $ — $ 52,511 $ 677,275 $ 148,425 $ — $ 878,211
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,228,650) $ — $ (1,064,988) $ — $ (2,293,638)
Forward foreign currency exchange contracts .... — — — (3,485,001) — — (3,485,001)
Swaps .............................. — 131,051 4,151,750 — (54,813) — 4,227,988
$ — $ 131,051 $ 2,923,100 $ (3,485,001) $ (1,119,801) $ — $ (1,550,651)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (337,435) $ — $ (121,622) $ — $ (459,057)
Forward foreign currency exchange contracts .... — — — 473,276 — — 473,276
Swaps .............................. — 54,346 1,364,433 — — — 1,418,779
$ — $ 54,346 $ 1,026,998 $ 473,276 $ (121,622) $ — $ 1,432,998
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 47,146,273
Average notional value of contracts — short ................................................................................. 72,681,137
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 19,616,500
Average amounts sold — in USD ........................................................................................ 69,497,237
Credit default swaps
Average notional value — buy protection ................................................................................... 7,278,229
Average notional value — sell protection ................................................................................... 2,506,088
Total return swaps
Average notional value ............................................................................................... 36,234,756
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 154,021 $ —
Forward f oreign currency exchange contracts ................................................................. 351,893 677,275
Swaps — centrally cleared .............................................................................. — 100,182
Swaps — OTC
(a)
..................................................................................... 804,143 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,310,057 $ 777,457
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(154,021) (100,182)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,156,036 $ 677,275
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 111,151 $ (111,151) $ — $ — $ —
BNP Paribas SA ................................. 104,667 (726) — — 103,941
Merrill Lynch International & Co. ....................... 804,143 — — (804,143) —
Wells Fargo Bank NA .............................. 136,075 — — — 136,075
$ 1,156,036 $ (111,877) $ — $ (804,143) $ 240,016

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Barclays Bank plc ................................ $ 675,393 $ (111,151) $ — $ — $ 564,242
BNP Paribas SA ................................. 726 (726) — — —
Citibank NA ..................................... 1,156 — — — 1,156
$ 677,275 $ (111,877) $ — $ — $ 565,398
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 645,768 $ — $ 645,768
Common Stocks
Aerospace & Defense .................................... 2,799,719 4,068,194 — 6,867,913
Automobile Components .................................. 1,928,900 78,214 — 2,007,114
Automobiles .......................................... 3,808,509 1,570,146 — 5,378,655
Banks ............................................... 7,774,089 9,349,301 — 17,123,390
Beverages ........................................... 1,174,880 288,372 — 1,463,252
Biotechnology ......................................... 3,497,624 498,510 — 3,996,134
Broadline Retail ........................................ 9,384,579 1,109,875 — 10,494,454
Capital Markets ........................................ 7,014,933 2,062,242 — 9,077,175
Chemicals ............................................ 755,227 1,362,426 — 2,117,653
Commercial Services & Supplies ............................. 373,007 — — 373,007
Communications Equipment ................................ 117,679 1,211,010 — 1,328,689
Construction & Engineering ................................ 2,126,961 1,161,214 — 3,288,175
Construction Materials .................................... — 137,999 — 137,999
Consumer Finance ...................................... 2,051,789 — — 2,051,789
Consumer Staples Distribution & Retail ........................ 4,085,681 601,689 — 4,687,370
Containers & Packaging .................................. 77,272 — — 77,272
Diversified REITs ....................................... — 19,839 — 19,839
Diversified Telecommunication Services ........................ 1,939,555 2,028,712 — 3,968,267
Electric Utilities ........................................ 980,072 591,566 — 1,571,638
Electrical Equipment ..................................... 2,226,507 5,191,705 — 7,418,212
Electronic Equipment, Instruments & Components ................. 557,615 1,542,071 — 2,099,686
Energy Equipment & Services .............................. 409,246 — — 409,246
Entertainment ......................................... 2,411,967 66,061 — 2,478,028
Financial Services ...................................... 5,324,627 504,197 — 5,828,824
Food Products ......................................... 104,688 15,154 — 119,842
Gas Utilities ........................................... — 101,402 — 101,402
Ground Transportation ................................... 887,861 — — 887,861
Health Care Equipment & Supplies ........................... 1,918,034 134,393 — 2,052,427
Health Care Providers & Services ............................ 2,504,562 538,912 — 3,043,474
Health Care Technology .................................. 197,112 19,533 — 216,645
Hotels, Restaurants & Leisure .............................. 2,248,136 949,608 — 3,197,744
Household Durables ..................................... 430,274 1,515,748 — 1,946,022
Household Products ..................................... 1,814,724 — — 1,814,724
Independent Power and Renewable Electricity Producers ............ 137,545 — — 137,545
Industrial Conglomerates .................................. 2,128,237 1,099,546 — 3,227,783

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ 2,937,841 $ 5,545,849 $ — $ 8,483,690
Interactive Media & Services ............................... 11,580,333 3,351,545 — 14,931,878
IT Services ........................................... 1,898,608 1,577,706 — 3,476,314
Leisure Products ....................................... 82,246 — — 82,246
Life Sciences Tools & Services .............................. 35,525 32,107 — 67,632
Machinery ............................................ 67,026 735,834 — 802,860
Media ............................................... 1,045,760 471,530 — 1,517,290
Metals & Mining ........................................ 4,989,525 860,482 — 5,850,007
Multi-Utilities .......................................... 859,416 833,789 — 1,693,205
Oil, Gas & Consumable Fuels ............................... 3,868,343 4,611,613 — 8,479,956
Passenger Airlines ...................................... 268,647 127,467 — 396,114
Pharmaceuticals ....................................... 6,187,494 4,802,514 — 10,990,008
Professional Services .................................... 507,520 1,671,936 — 2,179,456
Real Estate Management & Development ....................... — 541,244 — 541,244
Residential REITs ....................................... 170,814 — — 170,814
Retail REITs .......................................... 597,355 59,591 — 656,946
Semiconductors & Semiconductor Equipment .................... 21,435,663 7,286,381 — 28,722,044
Software ............................................. 16,559,533 974,984 — 17,534,517
Specialized REITs ...................................... 1,622,901 — — 1,622,901
Specialty Retail ........................................ 828,879 795,955 — 1,624,834
Technology Hardware, Storage & Peripherals .................... 12,392,859 1,818,065 — 14,210,924
Textiles, Apparel & Luxury Goods ............................ 965,430 221,195 — 1,186,625
Tobacco ............................................. 1,497,892 470,844 — 1,968,736
Trading Companies & Distributors ............................ 14,379 — — 14,379
Water Utilities ......................................... — 273,563 — 273,563
Wireless Telecommunication Services ......................... 663,738 461,262 — 1,125,000
Corporate Bonds
Aerospace & Defense .................................... — 411,407 — 411,407
Air Freight & Logistics .................................... — 35,982 — 35,982
Automobile Components .................................. — 252,669 — 252,669
Automobiles .......................................... — 548,121 — 548,121
Banks ............................................... — 14,974,262 — 14,974,262
Beverages ........................................... — 3,139,301 — 3,139,301
Biotechnology ......................................... — 1,629,526 — 1,629,526
Broadline Retail ........................................ — 549,906 — 549,906
Building Products ....................................... — 2,096,930 — 2,096,930
Capital Markets ........................................ — 7,943,664 — 7,943,664
Chemicals ............................................ — 591,563 — 591,563
Commercial Services & Supplies ............................. — 593,797 — 593,797
Communications Equipment ................................ — 1,592,299 — 1,592,299
Construction & Engineering ................................ — 1,235,164 — 1,235,164
Construction Materials .................................... — 153,046 — 153,046
Consumer Finance ...................................... — 4,351,603 — 4,351,603
Consumer Staples Distribution & Retail ........................ — 680,438 — 680,438
Diversified Consumer Services .............................. — 124,686 — 124,686
Diversified Telecommunication Services ........................ — 952,111 — 952,111
Electric Utilities ........................................ — 3,083,002 — 3,083,002
Electronic Equipment, Instruments & Components ................. — 1,366,321 — 1,366,321
Energy Equipment & Services .............................. — 340,390 — 340,390
Entertainment ......................................... — 222,732 — 222,732
Financial Services ...................................... — 2,291,084 — 2,291,084
Food Products ......................................... — 1,252,858 — 1,252,858
Gas Utilities ........................................... — 382,903 — 382,903
Ground Transportation ................................... — 538,756 — 538,756
Health Care Equipment & Supplies ........................... — 160,961 — 160,961
Health Care Providers & Services ............................ — 6,811,337 — 6,811,337
Health Care REITs ...................................... — 748,208 — 748,208
Hotels, Restaurants & Leisure .............................. — 888,203 — 888,203
Household Durables ..................................... — 1,465,038 — 1,465,038
Independent Power and Renewable Electricity Producers ............ — 97,601 — 97,601
Industrial Conglomerates .................................. — 1,087,889 — 1,087,889
Insurance ............................................ — 2,657,601 — 2,657,601
Interactive Media & Services ............................... — 710,759 — 710,759
IT Services ........................................... — 2,132,901 — 2,132,901
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Balanced Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 51,251 $ — $ 51,251
Life Sciences Tools & Services .............................. — 38,840 — 38,840
Machinery ............................................ — 284,143 — 284,143
Media ............................................... — 976,457 — 976,457
Metals & Mining ........................................ — 1,109,822 — 1,109,822
Mortgage Real Estate Investment Trusts (REITs) .................. — 151,727 — 151,727
Oil, Gas & Consumable Fuels ............................... — 5,927,947 — 5,927,947
Passenger Airlines ...................................... — 269,312 — 269,312
Pharmaceuticals ....................................... — 2,397,020 — 2,397,020
Professional Services .................................... — 1,674,207 — 1,674,207
Real Estate Management & Development ....................... — 1,012,550 — 1,012,550
Semiconductors & Semiconductor Equipment .................... — 5,251,825 — 5,251,825
Software ............................................. — 5,599,737 — 5,599,737
Specialized REITs ...................................... — 642,303 — 642,303
Specialty Retail ........................................ — 1,384,083 — 1,384,083
Technology Hardware, Storage & Peripherals .................... — 252,497 — 252,497
Textiles, Apparel & Luxury Goods ............................ — 308,260 — 308,260
Trading Companies & Distributors ............................ — 176,154 — 176,154
Wireless Telecommunication Services ......................... — 360,026 — 360,026
Foreign Agency Obligations ................................. — 25,585 — 25,585
Foreign Government Obligations .............................. — 917,845 — 917,845
Non-Agency Mortgage-Backed Securities ........................ — 582,202 — 582,202
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 362,833 — 362,833
U.S. Government Sponsored Agency Securities .................... — 47,039,713 — 47,039,713
U.S. Treasury Obligations ................................... — 43,114,052 — 43,114,052
Short-Term Securities
Money Market Funds ...................................... 62,156,604 — — 62,156,604
Liabilities
Investments
TBA Sale Commitments .................................... — (3,798,365) — (3,798,365)
$ 226,425,942 $ 260,195,908 $ — $ 486,621,850
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 29,257 $ — $ 29,257
Equity contracts ........................................... 319,840 914,391 — 1,234,231
Foreign currency exchange contracts ............................ — 351,893 — 351,893
Interest rate contracts ....................................... 584,163 — — 584,163
Liabilities
Equity contracts ........................................... (52,511) — — (52,511)
Foreign currency exchange contracts ............................ — (677,275) — (677,275)
Interest rate contracts ....................................... (148,425) — — (148,425)
$ 703,067 $ 618,266 $ — $ 1,321,333
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc. ................ 21,635 $ 4,435,608
L3Harris Technologies, Inc. .............. 4,503 1,321,946
TransDigm Group, Inc. ................. 1,397 1,857,800
7,615,354
Automobiles — 3.3%
Tesla, Inc.
(a)
......................... 18,870 8,486,216
Banks — 2.4%
Citigroup, Inc. ....................... 32,040 3,738,748
JPMorgan Chase & Co. ................ 8,002 2,578,404
6,317,152
Broadline Retail — 8.1%
Amazon.com, Inc.
(a)
................... 91,252 21,062,787
Capital Markets — 0.5%
Robinhood Markets, Inc. , Class A
(a)
......... 10,787 1,220,010
Communications Equipment — 2.5%
Arista Networks, Inc.
(a)
................. 49,718 6,514,550
Consumer Finance — 1.0%
Capital One Financial Corp. .............. 10,865 2,633,241
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. ........................ 21,864 2,435,868
Electrical Equipment — 1.3%
GE Vernova, Inc. ..................... 1,924 1,257,469
Vertiv Holdings Co. , Class A ............. 13,909 2,253,397
3,510,866
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. , Class A ............... 35,796 4,837,471
Entertainment — 1.4%
Netflix, Inc.
(a)
........................ 37,816 3,545,628
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 42,154 4,019,384
Health Care Providers & Services — 0.9%
McKesson Corp. ..................... 3,007 2,466,612
Interactive Media & Services — 10.1%
Alphabet, Inc. , Class A ................. 41,672 13,043,336
Meta Platforms, Inc. , Class A ............. 20,046 13,232,164
26,275,500
IT Services — 3.6%
(a)
Shopify, Inc. , Class A .................. 17,567 2,827,760
Snowflake, Inc. , Class A ................ 30,036 6,588,697
9,416,457
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. ............. 3,202 1,855,399
Machinery — 2.0%
Caterpillar, Inc. ...................... 8,887 5,091,096
Metals & Mining — 0.5%
Newmont Corp. ...................... 13,164 1,314,425
Oil, Gas & Consumable Fuels — 0.5%
EQT Corp. ......................... 23,255 1,246,468
Pharmaceuticals — 4.7%
Eli Lilly & Co. ....................... 11,307 12,151,407
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 24.8%
Advanced Micro Devices, Inc.
(a)
........... 24,709 $ 5,291,679
Broadcom, Inc. ...................... 36,672 12,692,179
Intel Corp.
(a)
........................ 142,365 5,253,269
Lam Research Corp. .................. 28,037 4,799,374
NVIDIA Corp. ....................... 196,714 36,687,161
64,723,662
Software — 15.8%
AppLovin Corp. , Class A
(a)
............... 5,738 3,866,379
Microsoft Corp. ...................... 47,585 23,013,058
Oracle Corp. ........................ 40,951 7,981,759
Palantir Technologies, Inc. , Class A
(a)
....... 25,348 4,505,607
Palo Alto Networks, Inc.
(a)
............... 9,465 1,743,453
41,110,256
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ......................... 56,521 15,365,799
Total Common Stocks — 97 .2%
(Cost: $ 156,380,172 ) .............................. 253,215,608
Preferred Securities
Preferred Stocks — 1.0%
Interactive Media & Services — 1.0%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (b) (c)
................ 10,263 2,654,730
Total Preferred Securities — 1 .0%
(Cost: $ 1,124,560 ) ............................... 2,654,730
Total Long-Term Investments — 98.2%
(Cost: $ 157,504,732 ) .............................. 255,870,338
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(d) (e)
................... 4,885,272 4,885,272
Total Short-Term Securities — 1 .9%
(Cost: $ 4,885,272 ) ............................... 4,885,272
Total Investments — 100 .1%
(Cost: $ 162,390,004 ) .............................. 260,755,610
Liabilities in Excess of Other Assets — (0.1) % ............. (218,126)
Net Assets — 100.0% ...............................
$ 260,537,484
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,654,730, representing 1.02% of its net assets as of period end, and an original cost of $1,124,560.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Capital Appreciation Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (2,387)
(b)
$ 2,387 $ — $ — — $ 9,475
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 337,890 4,547,382
(b)
— — — 4,885,272 4,885,272 29,992 —
$ 2,387 $ — $ 4,885,272 $ 39,467 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 253,215,608 $ — $ — $ 253,215,608
Preferred Securities ....................................... — — 2,654,730 2,654,730
Short-Term Securities
Money Market Funds ...................................... 4,885,272 — — 4,885,272
$ 258,100,880 $ — $ 2,654,730 $ 260,755,610
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 1,854,524 $ 1,854,524
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 800,206 800,206
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2025 ....................................................................................
$ 2,654,730 $ 2,654,730
Net change in unrealized appreciation on investments still held at December 31, 2025
(b)
.......................................................
$ 800,206 $ 800,206
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Capital Appreciation Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,654,730 Market Revenue Multiple 1.45x —
$ 2,654,730

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)(b)
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.12%, 12/17/29 . USD 100 $ 99,892
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.58%,
10/20/37 ................. 250 250,912
350,804
Ireland — 1.7%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.81%,
02/15/37 ................. EUR 100 118,741
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.26%, 11/15/37 . 100 117,930
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.47%, 04/25/39 . 100 118,180
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.28%, 07/25/39 . 100 118,027
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.83%, 01/15/39 . 100 117,984
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38 . 100 117,824
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.32%, 10/25/37 . 100 117,921
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.03%, 10/15/39 ............ 100 118,021
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37 . 100 116,860
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.86%, 08/15/33 ....... 100 117,310
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.32%, 01/15/38 . 100 118,184
Hambridge Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.34%, 10/20/38 . 100 118,366
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.21%, 05/15/34 ....... 100 117,519
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.31%, 08/15/38 . 100 118,286
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 10/15/38 . 100 117,578
Rockford Tower Europe CLO DAC
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.06%, 10/25/37 .... 100 116,756
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... EUR 100 $ 116,931
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.42%,
07/15/38 ................. 100 118,178
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.25%, 04/20/37 . 110 130,283
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38 . 100 118,148
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 04/16/39 ............ 100 117,277
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.25%, 10/20/38 . 100 117,948
Victory Street CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.20%, 01/15/39 . 100 118,183
2,722,435
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 22 31,660
United States — 2.0%
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. USD 130 115,107
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(a)
................ 73 72,363
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(a)
. 66 66,135
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 78 78,100
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52
(a)
.. 155 155,620
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.12%, 08/19/42
(a)(b)
.......... 100 99,957
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 82 83,021
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 18 14,635
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ 44 45,403
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2025-FL20, Class
A, (1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.18%, 02/18/43
(a)(b)
100 100,081
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(b)
......... 47 46,166
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 96 98,358
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55
(a)
94 94,466

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... USD 100 $ 89,808
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 91,911
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 88,724
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.08%, 03/15/57
(b)
... 131 130,973
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.27%, 06/22/65
(b)
... 96 96,233
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 100 98,638
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(a)
................ 54 53,980
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(a)
. 55 54,515
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(a)
................ 160 159,735
Republic Finance Issuance Trust,
Series 2025-A, Class A, 4.59%,
11/20/34
(a)
................ 159 159,513
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(a)
........... 60 59,447
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(d)
200 195,500
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.10%, 01/15/39
(b)(c)
EUR 100 117,766
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.61%, 10/15/41
(a)(b)
.... USD 87 91,882
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 115 102,107
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.07%, 07/15/53
(b)
... 115 114,508
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31
(a)
.. 29 28,649
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 45 45,487
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(a)
.... 75 75,162
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(a)
.... 75 74,579
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(a)
..... 139 139,962
3,138,491
Total Asset-Backed Securities — 3.9%
(Cost: $6,138,948) .............................. 6,243,390
Security
Shares
Shares Value
Common Stocks
Australia — 0.4%
BHP Group Ltd. ............... 6,061 $ 182,916
Fortescue Ltd. ................ 2,916 42,639
Macquarie Group Ltd. ........... 939 126,887
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 218,994 1
Rio Tinto Ltd.
(g)
............... 844 82,337
Rio Tinto plc ................. 283 22,796
Santos Ltd. .................. 10,950 44,974
Telix Pharmaceuticals Ltd.
(f)
....... 1,708 12,768
Transurban Group
(h)
............ 8,488 80,327
WiseTech Global Ltd. ........... 724 32,916
Woolworths Group Ltd. .......... 1,706 33,378
Worley Ltd.
(g)
................. 3,117 26,030
687,969
Austria — 0.0%
Raiffeisen Bank International AG ... 81 3,609
Belgium — 0.1%
KBC Group NV ............... 566 73,714
UCB SA .................... 29 8,080
81,794
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 6,256 15,996
Localiza Rent a Car SA .......... 1,145 9,089
Lojas Renner SA .............. 13,190 32,472
MercadoLibre, Inc.
(f)
............ 48 96,684
Rede D'Or Sao Luiz SA
(a)(c)
....... 1,026 7,650
Rumo SA ................... 2,763 7,423
Seguridade Participacoes SA ...... 6,024 39,969
StoneCo Ltd. , Class A
(f)
.......... 240 3,550
Vale SA .................... 941 12,294
Vale SA , ADR ................ 3,112 40,549
XP, Inc. , Class A .............. 256 4,191
269,867
Canada — 1.2%
Algoma Steel Group, Inc.
(g)
....... 4,547 18,643
Alimentation Couche-Tard, Inc. ..... 1,413 77,169
Bank of Nova Scotia (The) ........ 369 27,215
Barrick Mining Corp. ............ 2,203 95,965
CAE, Inc.
(f)
.................. 495 15,053
Cameco Corp. ................ 5,409 494,880
Canadian National Railway Co. .... 861 85,156
Cenovus Energy, Inc. ........... 3,248 54,948
CGI, Inc. , Class A ............. 334 30,851
Constellation Software, Inc. ....... 65 156,345
Fortis, Inc. .................. 1,290 67,068
Gildan Activewear, Inc. .......... 1,461 91,319
Kinross Gold Corp. ............. 4,461 125,651
Nutrien Ltd.
(g)
................ 743 45,861
Power Corp. of Canada
(g)
........ 184 9,779
Sun Life Financial, Inc. .......... 3,484 217,485
Suncor Energy, Inc. ............ 5,954 264,266
Teck Resources Ltd. , Class B ..... 1,613 77,221
Xenon Pharmaceuticals, Inc.
(f)
..... 188 8,426
1,963,301
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(f)(i)
..... 38 11,876
China — 1.2%
Airtac International Group ........ 1,000 29,472
Alibaba Group Holding Ltd. ....... 1,600 29,378
Alibaba Group Holding Ltd. , ADR ... 737 108,029

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
ANTA Sports Products Ltd. ....... 5,400 $ 56,077
Bilibili, Inc. , ADR
(f)(g)
............ 499 12,270
BYD Co. Ltd. , Class H .......... 19,000 232,194
China Galaxy Securities Co. Ltd. , Class
H ...................... 24,000 31,037
China Hongqiao Group Ltd. ....... 9,500 39,897
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 250 9,586
Geely Automobile Holdings Ltd. .... 38,000 87,889
GF Securities Co. Ltd. , Class A .... 5,100 16,103
Great Wall Motor Co. Ltd. , Class A .. 25,157 81,626
JD.com, Inc. , Class A ........... 7,500 107,844
Laopu Gold Co. Ltd. , Class H ...... 200 15,984
Lenovo Group Ltd. ............. 36,000 42,811
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 53 320
NXP Semiconductors NV ........ 167 36,249
Pop Mart International Group Ltd.
(a)(c)
. 3,000 72,380
Prosus NV , Class N ............ 908 56,223
SAIC Motor Corp. Ltd. , Class A .... 27,496 60,042
Shenzhou International Group Holdings
Ltd. ..................... 3,600 28,368
Tencent Holdings Ltd. ........... 8,303 637,202
Tencent Holdings Ltd. , ADR ....... 13 995
Trip.com Group Ltd. ............ 450 32,266
Weichai Power Co. Ltd. , Class H ... 16,000 38,829
Yum China Holdings, Inc. ........ 1,830 86,648
1,949,719
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 143 9,096
Czech Republic — 0.0%
Komercni Banka A/S ........... 150 8,457
Moneta Money Bank A/S
(a)(c)
...... 494 4,642
13,099
Denmark — 0.3%
Ascendis Pharma A/S , ADR
(f)
...... 60 12,794
Coloplast A/S , Class B .......... 375 32,151
Danske Bank A/S .............. 1,295 64,668
DSV A/S .................... 1,447 364,436
Genmab A/S
(f)
................ 68 21,079
Pandora A/S ................. 169 18,689
513,817
Egypt — 0.0%
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 14,206 4,801
Finland — 0.1%
Elisa OYJ ................... 390 17,283
Kone OYJ , Class B ............ 461 32,659
Sampo OYJ , Class A ........... 3,092 37,409
87,351
France — 2.3%
Airbus SE ................... 1,040 241,513
Bouygues SA ................ 758 39,405
Capgemini SE ................ 208 34,538
Carrefour SA ................. 650 10,846
Cie de Saint-Gobain SA ......... 3,900 396,599
Dassault Systemes SE .......... 2,236 62,470
Eiffage SA
(g)
................. 376 53,873
Engie SA ................... 4,230 111,119
EssilorLuxottica SA ............ 1,713 541,647
Hermes International SCA ........ 164 407,188
Legrand SA ................. 490 72,845
Security
Shares
Shares Value
France (continued)
L'Oreal SA .................. 45 $ 19,319
LVMH Moet Hennessy Louis Vuitton SE 555 418,323
Renault SA .................. 1,705 70,574
Safran SA ................... 126 43,888
Sanofi SA ................... 4,672 452,040
Schneider Electric SE ........... 144 39,395
Societe Generale SA ........... 6,710 540,182
Thales SA ................... 323 87,134
3,642,898
Georgia — 0.0%
Lion Finance Group plc .......... 82 10,252
TBC Bank Group plc ........... 90 4,918
15,170
Germany — 0.6%
adidas AG .................. 173 34,234
Allianz SE (Registered) .......... 191 88,314
Bayer AG (Registered) .......... 373 16,179
Caresyntax, Inc.
(d)(f)
............ 640 —
Deutsche Bank AG (Registered) .... 991 38,192
Deutsche Telekom AG (Registered) . 5,181 168,647
E.ON SE ................... 4,601 87,119
Fresenius Medical Care AG ....... 680 32,481
Northern Data AG
(f)(g)
........... 200 3,613
RWE AG ................... 708 37,515
SAP SE .................... 647 157,201
Siemens Energy AG
(f)
........... 1,722 241,577
Symrise AG ................. 592 47,965
953,037
Greece — 0.0%
Athens International Airport SA ..... 1,042 13,152
Hellenic Telecommunications
Organization SA , Class R ...... 676 13,394
National Bank of Greece SA ...... 637 9,716
OPAP SA , Class R ............. 352 7,901
44,163
Hong Kong — 0.1%
AIA Group Ltd. ............... 200 2,059
Prudential plc ................ 3,859 59,363
Techtronic Industries Co. Ltd. ...... 5,500 63,267
124,689
Hungary — 0.0%
OTP Bank Nyrt. ............... 237 25,412
India — 0.1%
Axis Bank Ltd. ................ 218 3,083
Eicher Motors Ltd. ............. 92 7,489
Hindustan Aeronautics Ltd.
(c)
...... 387 18,916
ICICI Bank Ltd. ............... 190 2,844
IndusInd Bank Ltd.
(f)
............ 590 5,676
Infosys Ltd. .................. 1,396 25,140
ITC Ltd. .................... 5,668 25,438
SBI Life Insurance Co. Ltd.
(a)(c)
..... 3,460 78,428
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(f)(i)
..... 45 —
167,014
Indonesia — 0.0%
Astra International Tbk. PT ....... 10,400 4,174
Bank Mandiri Persero Tbk. PT ..... 96,800 29,517
Bank Syariah Indonesia Tbk. PT .... 12,292 1,639
Ciputra Development Tbk. PT ..... 104,300 5,179
Mitra Adiperkasa Tbk. PT ........ 41,400 2,889

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Indonesia (continued)
Telkom Indonesia Persero Tbk. PT .. 9,400 $ 1,967
45,365
Ireland — 0.1%
Accenture plc , Class A .......... 460 123,418
Israel — 0.1%
(f)
Deep Instinct Ltd.
(d)
............ 2,674 160
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 2,386 74,468
74,628
Italy — 1.3%
Ferrari NV .................. 129 47,938
FinecoBank Banca Fineco SpA .... 1,554 40,263
Intesa Sanpaolo SpA ........... 126,083 871,247
Leonardo SpA ................ 2,481 141,915
Mediobanca Banca di Credito
Finanziario SpA ............. 1,437 29,833
UniCredit SpA ................ 10,557 874,402
Wizz Air Holdings plc
(a)(c)(f)
........ 545 9,340
2,014,938
Japan — 1.6%
Advantest Corp. ............... 1,000 126,448
Asahi Intecc Co. Ltd. ........... 1,300 24,369
Asahi Kasei Corp. ............. 4,400 39,111
Bridgestone Corp.
(g)
............ 800 17,999
Canon, Inc.
(g)
................. 2,400 71,013
Dai-ichi Life Holdings, Inc. ........ 4,900 40,722
Daiwa Securities Group, Inc. ...... 7,000 61,347
ENEOS Holdings, Inc. .......... 15,700 111,079
FUJIFILM Holdings Corp. ........ 1,143 24,253
Furukawa Electric Co. Ltd. ........ 500 31,881
Idemitsu Kosan Co. Ltd. ......... 5,600 42,399
Inpex Corp. .................. 1,300 26,001
Isetan Mitsukoshi Holdings Ltd. .... 1,300 18,883
Japan Exchange Group, Inc. ...... 4,300 45,896
Japan Post Bank Co. Ltd. ........ 5,000 70,385
Japan Post Holdings Co. Ltd. ...... 3,800 40,095
Japan Tobacco, Inc.
(g)
........... 4,300 154,552
Kakaku.com, Inc. .............. 1,300 19,164
Kansai Paint Co. Ltd. ........... 1,072 16,935
KDDI Corp. .................. 4,200 72,692
Keyence Corp. ............... 300 108,518
Kuraray Co. Ltd. .............. 200 2,029
LY Corp. .................... 18,600 49,494
Metaplanet, Inc.
(f)
.............. 6,300 16,086
MISUMI Group, Inc. ............ 1,700 26,529
Mitsubishi UFJ Financial Group, Inc. . 5,106 81,038
Mizuho Financial Group, Inc. ...... 500 18,247
Murata Manufacturing Co. Ltd. ..... 5,400 111,607
Nexon Co. Ltd. ............... 2,800 68,394
Nidec Corp. ................. 7,500 101,835
Nintendo Co. Ltd. .............. 1,000 67,515
Nippon Steel Corp. ............. 1,900 7,775
Nissan Chemical Corp. .......... 800 27,490
Nomura Holdings, Inc. .......... 7,100 59,146
Obayashi Corp. ............... 2,000 41,856
Olympus Corp. ............... 5,300 67,200
Rakus Co. Ltd. ............... 2,346 15,573
Sanrio Co. Ltd. ............... 900 28,161
Santen Pharmaceutical Co. Ltd. .... 1,763 18,287
SBI Shinsei Bank Ltd.
(f)
.......... 2,800 31,103
Seven & i Holdings Co. Ltd. ....... 2,700 38,791
Shimizu Corp. ................ 3,800 64,880
Socionext, Inc. ............... 1,900 26,620
Security
Shares
Shares Value
Japan (continued)
Sony Group Corp. ............. 2,500 $ 64,127
Sumitomo Mitsui Financial Group, Inc. 1,800 57,891
Sumitomo Pharma Co. Ltd.
(f)
...... 2,100 31,014
Suzuki Motor Corp. ............ 5,000 74,777
TOTO Ltd. .................. 800 22,104
Toyota Motor Corp. ............ 6,800 146,044
Toyota Tsusho Corp. ............ 1,600 53,951
Trend Micro, Inc.
(f)
............. 500 20,766
Yaskawa Electric Corp. .......... 600 18,241
2,622,313
Jersey, Channel Islands — 0.0%
Aptiv plc
(f)
................... 377 28,686
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 297 8,890
Kaspi.KZ JSC , ADR
(f)
........... 156 12,188
21,078
Macau — 0.0%
Wynn Macau Ltd. .............. 40,737 31,141
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,400 4,874
Frontken Corp. Bhd. ............ 10,800 11,096
15,970
Mexico — 0.1%
America Movil SAB de CV, Series B . 12,495 12,927
Fomento Economico Mexicano SAB de
CV ..................... 267 2,696
Fresnillo plc ................. 2,595 115,712
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 512 16,468
Grupo Financiero Banorte SAB de CV ,
Class O .................. 5,844 54,177
Grupo Mexico SAB de CV, Series B . 467 4,410
Promotora y Operadora de
Infraestructura SAB de CV ..... 389 5,775
Southern Copper Corp. .......... 63 9,039
Wal-Mart de Mexico SAB de CV .... 2,488 7,755
228,959
Netherlands — 1.1%
Adyen NV
(a)(c)(f)
................ 12 19,351
Argenx SE
(f)
................. 27 22,776
Argenx SE , ADR
(f)
............. 14 11,773
ASML Holding NV ............. 787 848,008
ING Groep NV ................ 26,253 737,925
Koninklijke Vopak NV ........... 266 11,853
Nebius Group NV , Class A
(f)
....... 92 7,701
Wolters Kluwer NV ............. 787 81,515
1,740,902
Norway — 0.0%
Kongsberg Gruppen ASA ........ 824 21,115
Telenor ASA ................. 1,739 25,293
46,408
Philippines — 0.0%
Ayala Land, Inc. ............... 14,400 5,490
Bloomberry Resorts Corp. ........ 25,600 1,105
DigiPlus Interactive Corp. ........ 4,900 1,349
International Container Terminal
Services, Inc. .............. 750 7,197
Metropolitan Bank & Trust Co. ..... 4,440 5,170
20,311

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Poland — 0.1%
LPP SA .................... 5 $ 28,891
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 778 18,362
Powszechny Zaklad Ubezpieczen SA 3,803 70,392
117,645
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 359 8,543
Republic of Turkiye — 0.1%
Akbank TAS ................. 13,812 22,410
Eldorado Gold Corp.
(f)
........... 658 23,635
MLP Saglik Hizmetleri A/S
(a)(c)(f)
..... 928 8,216
Turkiye Is Bankasi A/S , Class C .... 53,615 17,554
71,815
Romania — 0.0%
Banca Transilvania SA .......... 1,233 8,570
Saudi Arabia — 0.1%
Ades Holding Co. .............. 1,818 8,447
Al Rajhi Bank ................ 981 25,482
Elm Co. .................... 22 4,387
Etihad Etisalat Co. ............. 1,355 23,808
Rasan Information Technology Co.
(f)
. 466 14,392
Saudi Basic Industries Corp. ...... 256 3,501
Saudi National Bank (The) ........ 387 3,908
Yanbu National Petrochemical Co. .. 1,047 7,669
91,594
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(f)
......... 10 1,276
STMicroelectronics NV .......... 1,402 36,641
UOL Group Ltd. ............... 1,610 10,935
48,852
South Africa — 0.1%
FirstRand Ltd. ................ 11,878 65,091
Harmony Gold Mining Co. Ltd. ..... 3,642 73,066
Kumba Iron Ore Ltd. ............ 510 10,824
Mr Price Group Ltd. ............ 1,705 18,016
Northam Platinum Holdings Ltd. .... 798 16,194
Valterra Platinum Ltd. ........... 394 33,367
Vodacom Group Ltd. ........... 470 4,011
220,569
South Korea — 0.4%
Doosan Enerbility Co. Ltd.
(f)
....... 138 7,218
GS Engineering & Construction Corp. 711 9,708
HD Hyundai Heavy Industries Co. Ltd. 177 62,384
HD Hyundai Marine Solution Co. Ltd. 54 7,236
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 107 30,192
IsuPetasys Co. Ltd. ............ 74 6,136
KB Financial Group, Inc. ......... 136 11,708
Kia Corp. ................... 87 7,375
Korea Electric Power Corp.
(f)
...... 654 21,464
Krafton, Inc.
(f)
................ 196 33,396
KT&G Corp. ................. 407 40,148
Misto Holdings Corp. ........... 164 4,861
NAVER Corp. ................ 194 32,612
Samsung Electronics Co. Ltd. ..... 2,449 205,263
SK Hynix, Inc. ................ 440 199,266
678,967
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 5,118 120,054
Banco de Sabadell SA .......... 9,487 37,387
Security
Shares
Shares Value
Spain (continued)
Bankinter SA ................. 4,169 $ 69,102
CaixaBank SA ................ 10,501 128,386
Industria de Diseno Textil SA ...... 626 41,294
Naturgy Energy Group SA ........ 578 17,599
Repsol SA .................. 3,048 56,871
470,693
Sweden — 0.1%
Atlas Copco AB , Class A ......... 5,309 94,514
EQT AB .................... 324 12,657
Investor AB , Class B ............ 1,720 61,293
SSAB AB , Class A ............. 461 3,492
SSAB AB , Class B ............. 1,187 8,888
Telefonaktiebolaget LM Ericsson , Class
B ...................... 4,294 41,789
222,633
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 1,058 77,993
Alcon AG ................... 479 37,902
Belimo Holding AG (Registered) .... 30 29,312
Galderma Group AG ............ 534 108,740
Partners Group Holding AG ....... 131 160,735
TE Connectivity plc ............ 200 45,502
UBS Group AG (Registered) ...... 344 15,884
Zurich Insurance Group AG ....... 130 98,371
574,439
Taiwan — 1.4%
Accton Technology Corp. ........ 2,000 75,474
Bizlink Holding, Inc. ............ 1,000 48,311
Genius Electronic Optical Co. Ltd. .. 1,779 25,375
Hon Hai Precision Industry Co. Ltd. .. 6,000 43,982
International Games System Co. Ltd. 1,000 22,944
MediaTek, Inc. ................ 940 42,681
Realtek Semiconductor Corp. ..... 3,796 58,939
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 1,769,662
TS Financial Holding Co. Ltd. ...... 18,000 11,686
Winbond Electronics Corp.
(f)
...... 30,000 78,927
2,177,981
Thailand — 0.0%
CP ALL PCL ................. 11,500 15,881
Krungthai Card PCL ............ 11,800 9,828
True Corp. PCL , NVDR .......... 16,800 5,806
31,515
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 8,338 —
United Kingdom — 2.3%
3i Group plc ................. 678 29,730
Admiral Group plc ............. 1,285 54,970
Anglo American plc ............ 739 30,567
BAE Systems plc .............. 25,796 593,696
BP plc ..................... 5,552 32,379
British American Tobacco plc ...... 3,491 197,907
British Land Co. plc (The) ........ 2,778 15,075
Bunzl plc ................... 1,464 40,881
Compass Group plc ............ 11,702 370,778
Convatec Group plc
(a)(c)
.......... 4,922 16,070
Genius Sports Ltd.
(f)
............ 3,881 42,769
Haleon plc .................. 7,342 37,102
Imperial Brands plc ............ 1,006 42,242
J Sainsbury plc ............... 15,679 68,687
National Grid plc .............. 41,434 635,535

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
NatWest Group plc ............. 21,007 $ 184,279
RELX plc ................... 7,564 304,730
Rolls-Royce Holdings plc ........ 18,336 283,579
Schroders plc ................ 5,585 30,530
Shell plc
(g)
................... 17,958 665,237
St. James's Place plc ........... 1,741 32,338
Verisure plc
(f)
................. 1,626 26,752
3,735,833
United States — 45.0%
Abbott Laboratories ............ 2,895 362,715
AbbVie, Inc. ................. 1,527 348,904
Adobe, Inc.
(f)(g)
................ 748 261,793
Advanced Micro Devices, Inc.
(f)
.... 1,495 320,169
Air Products & Chemicals, Inc. ..... 777 191,935
Airbnb, Inc. , Class A
(f)
........... 1,118 151,735
Akamai Technologies, Inc.
(f)
....... 480 41,880
Albemarle Corp. .............. 365 51,626
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(f)(i)
........ 1 —
Alliance Laundry Holdings, Inc.
(f)(g)
... 2,003 40,761
Alphabet, Inc. , Class C .......... 11,740 3,684,012
Altria Group, Inc.
(g)
............. 4,126 237,905
Amazon.com, Inc.
(f)(j)
............ 12,235 2,824,083
AMC Networks, Inc. , Class A
(f)
..... 748 7,121
Ameren Corp. ................ 113 11,284
American Express Co. .......... 435 160,928
Amphenol Corp. , Class A ........ 1,065 143,924
Analog Devices, Inc. ............ 42 11,390
Apollo Global Management, Inc. .... 3,095 448,032
Apple, Inc.
(j)
................. 12,309 3,346,325
AppLovin Corp. , Class A
(f)
........ 182 122,635
Arista Networks, Inc.
(f)
........... 506 66,301
Autodesk, Inc.
(f)
............... 976 288,906
Automatic Data Processing, Inc. .... 350 90,030
AutoNation, Inc.
(f)
.............. 59 12,182
AutoZone, Inc.
(f)
............... 9 30,523
Avaya LLC
(f)
................. 10 142
Axsome Therapeutics, Inc.
(f)
....... 109 19,908
Bank of America Corp. .......... 23,552 1,295,360
Berkshire Hathaway, Inc. , Class B
(f)
.. 262 131,694
Best Buy Co., Inc. ............. 2,466 165,049
Boeing Co. (The)
(f)
............. 3,696 802,476
Booking Holdings, Inc. .......... 64 342,741
Boston Scientific Corp.
(f)(j)
........ 7,363 702,062
Bristol-Myers Squibb Co. ......... 1,835 98,980
Broadcom, Inc. ............... 5,048 1,747,113
Burlington Stores, Inc.
(f)
.......... 126 36,395
Cadence Design Systems, Inc.
(f)
.... 203 63,454
Caesars Entertainment, Inc.
(f)
...... 683 15,975
Capital One Financial Corp. ....... 3,572 865,710
Cardinal Health, Inc. ............ 42 8,631
Carrier Global Corp. ............ 790 41,744
Carvana Co. , Class A
(f)
.......... 172 72,587
Centene Corp.
(f)
............... 559 23,003
Century Communities, Inc. ....... 509 30,209
Charles Schwab Corp. (The) ...... 100 9,991
Charter Communications, Inc. , Class A
(f)
351 73,271
Chevron Corp. ................ 3,311 504,629
Circle Internet Group, Inc. , Class A
(f)
. 1,675 132,827
Cisco Systems, Inc. ............ 8,630 664,769
Citigroup, Inc. ................ 8,282 966,427
Coca-Cola Co. (The) ........... 2,022 141,358
Cognizant Technology Solutions Corp. ,
Class A .................. 175 14,525
Coinbase Global, Inc. , Class A
(f)
.... 156 35,278
Security
Shares
Shares Value
United States (continued)
Comerica, Inc. ................ 100 $ 8,693
Constellation Energy Corp. ....... 84 29,675
CoreWeave, Inc. , Class A
(f)
....... 543 38,884
Costco Wholesale Corp. ......... 1,207 1,040,844
CRH plc .................... 3,866 482,477
Crowdstrike Holdings, Inc. , Class A
(f)
. 217 101,721
Crown PropTech Acquisitions
(d)(f)
.... 1,992 1,625
Crown PropTech Acquisitions , Class A
(f)
845 9,616
Datadog, Inc. , Class A
(f)
......... 455 61,875
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$0)
(f)(i)(k)
................... —
(l)
178,999
Deckers Outdoor Corp.
(f)
......... 150 15,550
Dell Technologies, Inc. , Class C .... 1,078 135,699
Delta Air Lines, Inc. ............ 6,770 469,838
Devon Energy Corp. ............ 2,588 94,798
DF Residential III LP
(d)(f)
.......... 43,440 46,915
Dick's Sporting Goods, Inc. ....... 162 32,071
Dollar General Corp. ........... 1,002 133,036
Domino's Pizza, Inc. ............ 41 17,090
DR Horton, Inc. ............... 2,592 373,326
Duke Energy Corp. ............ 378 44,305
Eaton Corp. plc ............... 407 129,634
eBay, Inc. ................... 692 60,273
EchoStar Corp. , Class A
(f)
........ 1,622 176,311
Edwards Lifesciences Corp.
(f)
...... 1,127 96,077
Eli Lilly & Co. ................ 1,519 1,632,439
EMCOR Group, Inc. ............ 27 16,518
EOG Resources, Inc. ........... 1,256 131,893
EPAM Systems, Inc.
(f)
........... 58 11,883
Epic Games, Inc., (Acquired 07/02/20,
cost $274,275)
(d)(f)(i)
........... 504 317,202
EQT Corp. .................. 6,621 354,886
Estee Lauder Cos., Inc. (The) , Class A 633 66,288
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost $62,470)
(d)(f)
(i)
....................... 107 39
Experian plc ................. 681 30,704
FactSet Research Systems, Inc. .... 317 91,990
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(f)(i)
...................... 4,437 354,960
Farmers Business Network, Inc.
(d)(f)
.. 2,421 2,494
Fifth Third Bancorp ............ 915 42,831
Figma, Inc. , Class A
(f)
........... 219 8,184
First Citizens BancShares, Inc. , Class A 28 60,093
First Horizon Corp. ............. 1,608 38,431
Flagstar Bank NA .............. 7,552 95,080
Flex Ltd.
(f)
................... 862 52,082
FLYR, Inc., Series D-X
(d)(f)
........ 18,486 —
Ford Motor Co. ............... 17,212 225,821
Fortinet, Inc.
(f)
................ 930 73,851
Fortive Corp. ................. 554 30,586
Fox Corp. , Class A ............. 1,029 75,189
Freeport-McMoRan, Inc. ......... 9,919 503,786
FreeWire Technologies, Inc.
(d)(f)
..... 1 —
Garmin Ltd. .................. 399 80,937
GE Aerospace ................ 1,717 528,888
GE Vernova, Inc. .............. 616 402,599
Gilead Sciences, Inc. ........... 751 92,178
Goldman Sachs Group, Inc. (The) .. 206 181,074
GSK plc .................... 3,101 76,028
HCA Healthcare, Inc. ........... 17 7,937
Hewlett Packard Enterprise Co. .... 1,735 41,675
Hilton Worldwide Holdings, Inc. .... 863 247,897

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Holcim AG .................. 1,016 $ 98,908
Home Depot, Inc. (The) ......... 1,546 531,979
Honeywell International, Inc. ...... 1,279 249,520
Howmet Aerospace, Inc. ......... 966 198,049
Humana, Inc. ................ 109 27,918
Huntington Bancshares, Inc. ...... 5,565 96,553
Huntington Ingalls Industries, Inc. ... 184 62,573
iHeartMedia, Inc. , Class A
(f)
....... 60 250
Illinois Tool Works, Inc. .......... 560 137,928
Included Health, (Acquired 02/11/22,
cost $179,056)
(d)(f)(i)
........... 67,553 54,042
Incyte Corp.
(f)
................ 710 70,127
Insmed, Inc.
(f)
................ 145 25,236
Intel Corp.
(f)
.................. 4,081 150,589
Intuit, Inc. ................... 799 529,274
Intuitive Surgical, Inc.
(f)
.......... 926 524,449
Invesco Ltd. ................. 1,962 51,542
Jabil, Inc. ................... 664 151,405
Johnson & Johnson ............ 2,170 449,081
JPMorgan Chase & Co. ......... 3,809 1,227,336
Keurig Dr Pepper, Inc. .......... 3,980 111,480
KLA Corp. ................... 100 121,508
Lam Research Corp. ........... 4,066 696,018
Las Vegas Sands Corp. ......... 1,784 116,121
Latch, Inc.
(f)
.................. 4,082 613
Lionsgate Studios Corp.
(f)
........ 5,532 50,507
Live Nation Entertainment, Inc.
(f)(g)
... 2,371 337,867
Lockheed Martin Corp. .......... 442 213,782
Lululemon Athletica, Inc.
(f)
........ 521 108,269
Lumen Technologies, Inc.
(f)
....... 2,870 22,300
M/I Homes, Inc.
(f)
.............. 129 16,506
Marsh & McLennan Cos., Inc. ..... 2,590 480,497
Marvell Technology, Inc. ......... 948 80,561
Masimo Corp.
(f)
............... 816 106,129
Mastercard, Inc. , Class A ......... 1,543 880,868
Match Group, Inc. ............. 3,697 119,376
McDonald's Corp. ............. 699 213,635
McKesson Corp. .............. 750 615,217
Medtronic plc ................ 5,115 491,347
Merck & Co., Inc. .............. 2,796 294,307
Meritage Homes Corp. .......... 404 26,583
Meta Platforms, Inc. , Class A ...... 2,288 1,510,286
Micron Technology, Inc. .......... 3,413 974,104
Microsoft Corp.
(j)
.............. 8,093 3,913,937
Moderna, Inc.
(f)
............... 4,665 137,571
MongoDB, Inc. , Class A
(f)
........ 575 241,322
Monolithic Power Systems, Inc. .... 85 77,041
Morgan Stanley ............... 671 119,123
Motorola Solutions, Inc. ......... 315 120,746
MP Materials Corp. , Class A
(f)
...... 1,315 66,434
MSCI, Inc. .................. 187 107,287
Nestle SA (Registered) .......... 283 28,090
Netflix, Inc.
(f)
................. 4,488 420,795
Newmont Corp. ............... 874 87,269
NextEra Energy, Inc.
(g)
.......... 7,235 580,826
Novartis AG (Registered) ........ 1,482 204,214
NRG Energy, Inc. .............. 551 87,741
NVIDIA Corp.
(j)
................ 23,584 4,398,416
Omnicom Group, Inc. ........... 1,073 86,645
Oracle Corp. ................. 1,042 203,096
Otis Worldwide Corp. ........... 2,614 228,333
Palantir Technologies, Inc. , Class A
(f)
. 1,906 338,791
Palladyne AI Corp.
(f)
............ 4,710 20,066
Palladyne AI Corp.
(f)(g)
........... 228 971
Paramount Skydance Corp. , Class B 77 1,032
Security
Shares
Shares Value
United States (continued)
PayPal Holdings, Inc. ........... 323 $ 18,857
PepsiCo, Inc. ................ 600 86,112
Pfizer, Inc. .................. 4,008 99,799
Philip Morris International, Inc. ..... 3,128 501,731
Pinnacle West Capital Corp. ...... 439 38,939
Playstudios, Inc. , Class A
(f)
....... 6,121 3,988
PNC Financial Services Group, Inc.
(The) .................... 273 56,983
Principal Financial Group, Inc. ..... 1,510 133,197
Procter & Gamble Co. (The) ...... 2,052 294,072
Progressive Corp. (The) ......... 2,657 605,052
Prologis, Inc. ................. 910 116,171
Prudential Financial, Inc. ......... 1,284 144,938
Raymond James Financial, Inc. .... 53 8,511
Regeneron Pharmaceuticals, Inc. ... 95 73,328
Relspace
(d)(f)
................. 42 43
ResMed, Inc. ................ 63 15,175
Robinhood Markets, Inc. , Class A
(f)
.. 438 49,538
ROBLOX Corp. , Class A
(f)
........ 412 33,384
Rocket Cos., Inc. , Class A ........ 4,727 91,515
Rockwell Automation, Inc. ........ 23 8,949
Royalty Pharma plc , Class A ...... 279 10,781
RTX Corp. .................. 283 51,902
S&P Global, Inc. .............. 122 63,756
Salesforce, Inc. ............... 2,392 633,665
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(f)(i)
2,160 19,516
ServiceNow, Inc.
(f)
............. 3,498 535,859
ServiceTitan, Inc. , Class A
(f)
....... 431 45,901
Six Flags Entertainment Corp.
(f)
.... 1,401 21,491
Skyworks Solutions, Inc.
(g)
........ 2,239 141,975
SLB Ltd. .................... 646 24,793
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(f)(i)
............ 529 3,237
Snowflake, Inc. , Class A
(f)
........ 221 48,479
Solaris Energy Infrastructure, Inc. ,
Class A
(g)
................. 1,226 56,359
Soleno Therapeutics, Inc.
(f)
....... 164 7,593
Solstice Advanced Materials, Inc.
(f)
.. 50 2,429
Sonder Holdings, Inc. , Class A
(f)
.... 778 8
SOURCE Global PBC
(d)(f)
......... 1,116 89
Southern Co. (The) ............ 294 25,637
Southwest Airlines Co. .......... 1,105 45,670
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(d)(f)(i)
............... 807 255,012
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(d)(f)(i)
............... 867 273,972
Spotify Technology SA
(f)
......... 36 20,906
Starbucks Corp. ............... 411 34,610
Starz Entertainment Corp. ........ 227 2,656
STERIS plc .................. 52 13,183
Stryker Corp.
(g)
............... 2,245 789,050
Synchrony Financial ............ 1,161 96,862
T. Rowe Price Group, Inc. ........ 378 38,700
Take-Two Interactive Software, Inc.
(f)
. 203 51,974
Tapestry, Inc. ................. 672 85,861
Target Corp. ................. 383 37,438
TD SYNNEX Corp. ............. 217 32,600
Tenaris SA .................. 1,550 29,909
Tesla, Inc.
(f)
.................. 2,633 1,184,113
Texas Instruments, Inc. .......... 209 36,259
Textron, Inc. ................. 1,521 132,586
Thermo Fisher Scientific, Inc. ...... 491 284,510

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
TJX Cos., Inc. (The) ............ 4,264 $ 654,993
T-Mobile US, Inc. .............. 252 51,166
Toll Brothers, Inc. .............. 509 68,827
Trane Technologies plc .......... 1,951 759,329
TransDigm Group, Inc. .......... 379 504,013
TRI Pointe Homes, Inc.
(f)
......... 885 27,851
Tyler Technologies, Inc.
(f)
......... 39 17,704
Uber Technologies, Inc.
(f)
......... 1,934 158,027
Ulta Beauty, Inc.
(f)
.............. 67 40,536
Union Pacific Corp. ............ 1,333 308,350
United Airlines Holdings, Inc.
(f)
..... 4,094 457,791
United Therapeutics Corp.
(f)
....... 51 24,850
UnitedHealth Group, Inc. ......... 783 258,476
Universal Health Services, Inc. , Class B 155 33,793
US Bancorp ................. 2,071 110,509
Valero Energy Corp. ............ 1,107 180,209
Ventas, Inc. ................. 206 15,940
Vera Therapeutics, Inc. , Class A
(f)
... 166 8,406
Verizon Communications, Inc. ..... 6,475 263,727
Vertex Pharmaceuticals, Inc.
(f)
..... 665 301,484
Vertiv Holdings Co. , Class A ...... 2,326 376,835
Viatris, Inc. .................. 14,020 174,549
VICI Properties, Inc. ............ 886 24,914
Viking Holdings Ltd.
(f)
........... 165 11,783
Visa, Inc. , Class A ............. 381 133,621
Vistra Corp. ................. 1,755 283,134
Walmart, Inc. ................. 9,502 1,058,618
Walt Disney Co. (The) .......... 6,348 722,212
Waste Management, Inc. ......... 295 64,814
Wealthfront Corp.
(f)(g)
............ 1,858 25,250
Wells Fargo & Co. ............. 14,113 1,315,332
Welltower, Inc. ................ 133 24,686
West Pharmaceutical Services, Inc. . 20 5,503
Williams Cos., Inc. (The) ......... 7,503 451,005
Wolfspeed, Inc.
(f)
.............. 44 766
Workday, Inc. , Class A
(f)
......... 178 38,231
Wynn Resorts Ltd. ............. 1,246 149,931
Zimmer Biomet Holdings, Inc. ..... 616 55,391
Zoetis, Inc. , Class A ............ 1,800 226,476
72,522,223
Zambia — 0.0%
First Quantum Minerals Ltd.
(f)
...... 422 11,314
Total Common Stocks — 61.2%
(Cost: $86,869,350) .............................. 98,575,985
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 7 7,346
8.50%, 05/01/30 ............ 20 20,799
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 47 31,758
12.50%, 07/31/27 ........... 79 54,302
Quintis Australia Pty. Ltd.
(a)(d)(e)(f)(m)(n)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 46,275
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
160,480
Security
Par (000)
Par (000) Value
Austria — 0.1%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(o)
EUR 100 $ 111,791
Canada — 0.4%
1011778 BC ULC, 4.00%, 10/15/30
(a)
USD 100 95,240
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
52 53,441
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 100 119,547
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. USD 381 419,218
687,446
China — 0.0%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(o)
................ 39 60,567
France — 1.1%
(c)
Afflelou SAS, 6.00%, 07/25/29 ..... EUR 100 122,255
Atos SE
(p)
9.36%, 12/18/29 ............ 56 76,054
5.20%, 12/18/30 ............ 52 60,295
1.04%, 12/18/32 ............ 51 39,545
Clariane SE, 0.88%, 03/06/27
(o)
.... 38 25,666
Credit Agricole SA, (5-Year EURIBOR
ICE Swap Rate + 3.64%), 5.88%
(b)(q)
100 120,551
Iliad SA, 4.25%, 01/09/32 ........ 100 118,548
IPD 3 BV, 5.50%, 06/15/31 ....... 100 118,867
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.64%, 07/01/29
(b)
........... 100 118,877
Lune Holdings SARL, 5.63%, 11/15/28 100 13,515
Maya SAS, 5.63%, 10/15/28 ...... 100 119,148
New Immo Holding SA
4.88%, 12/08/28 ............ 100 119,016
4.95%, 11/14/30 ............ 100 118,199
Paprec Holding SA, 4.13%, 07/15/30 100 118,080
RCI Banque SA
(b)
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.13%
(q)
.......... 200 236,277
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 100 123,859
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 100 119,769
1,768,521
Germany — 1.8%
APCOA Group GmbH , (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 04/15/31
(b)(c)
.......... 100 118,429
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 3.43%),
5.25%
(b)(c)(q)
................ 100 114,550
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 100 120,598
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(q)
.... 200 249,730
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(p)
.. 88 97,299
Deutsche Bank AG, (5-Year EURIBOR
ICE Swap Rate + 4.75%), 4.63%
(b)(c)
(q)
...................... 200 232,779
Deutsche Lufthansa AG, (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(b)(c)
.......... 100 121,960
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 100 117,272
Gruenenthal GmbH
(c)
4.63%, 11/15/31 ............ 100 118,753

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
4.63%, 11/15/31 ............ EUR 100 $ 118,752
IHO Verwaltungs GmbH, 7.00%, (7.00%
Cash or 7.75% PIK), 11/15/31
(c)(n)
. 100 126,878
Mahle GmbH, 6.50%, 05/02/31
(a)
... 100 122,197
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 ............ 100 121,990
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 10/15/32
(b)
... 100 118,581
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(b)(c)
.......... 100 118,481
Salzgitter AG, 3.38%, 10/22/32
(c)(o)
.. 100 128,038
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 100 119,966
5.38%, 04/01/31 ............ 100 123,907
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 100 117,933
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(o)
............... 100 113,583
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(q)
................ 100 119,889
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 100 123,806
2,865,371
Greece — 0.1%
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36
(b)(c)
............... 100 117,003
India — 0.0%
REI Agro Ltd.
(d)(f)(m)(o)
5.50%, 11/13/14
(a)
........... USD 220 —
5.50%, 11/13/14
(c)
........... 152 —
—
Ireland — 0.1%
eircom Finance DAC, 5.00%, 04/30/31
(c)
EUR 100 119,520
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 4.13%, 06/01/31 100 118,989
Italy — 1.0%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 100 118,495
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.27%,
09/30/31
(b)(c)
............... 100 118,512
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
100 119,281
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(b)(c)
............... 100 118,420
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(q)
.......... 100 119,136
Fibercop SpA
(c)
4.75%, 06/30/30 ............ 100 119,416
5.13%, 06/30/32 ............ 100 119,439
FIS Fabbrica Italiana Sintetici SpA,
5.63%, 08/01/27
(c)
........... 100 117,518
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.78%, 04/15/29
(b)(c)
100 118,872
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.85%, 12/15/29
(b)(c)
100 119,421
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 100 117,136
Security
Par (000)
Par (000) Value
Italy (continued)
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.32%, 05/17/31
(b)
... EUR 100 $ 118,833
7.13%, 05/17/31 ............ 100 125,504
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 5.89%,
12/31/29
(b)(c)
............... 42 50,742
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 12 13,293
1,614,018
Japan — 0.3%
(c)
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 100 120,658
SoftBank Group Corp.
5.38%, 01/08/29 ............ 100 120,298
5.25%, 10/10/29 ............ 100 119,305
5.88%, 07/10/31 ............ 100 120,086
480,347
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.,
10.38%, 03/31/29
(c)
.......... GBP 100 122,702
Luxembourg — 0.6%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(n)
................ EUR 67 83,482
Altice Financing SA, 3.00%, 01/15/28
(c)
100 80,757
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 46 51,208
Herens Midco SARL, 5.25%, 05/15/29
(a)
100 65,273
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 100 119,274
6.50%, 09/30/30
(c)
........... 100 113,724
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(n)
.... 100 122,200
Maxam Prill SARL, 6.00%, 07/15/30
(c)
100 120,068
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(n)
.............. 100 116,477
5.63%, 06/08/30 ............ 100 113,187
985,650
Mauritius — 0.3%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... USD 248 256,867
Resurgent Trade and Investments Ltd.,
9.51%, 12/05/27
(c)
........... 200 200,000
456,867
Mexico — 0.2%
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(c)(o)
....... EUR 100 117,458
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ USD 208 208,520
325,978
Netherlands — 0.1%
(c)
Q-Park Holding I BV, 5.13%, 02/15/30 EUR 100 121,336
VZ Secured Financing BV, 5.25%,
01/15/33 ................. 100 115,216
236,552

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.4%
(c)
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.55%, 05/01/30
(b)
..... EUR 100 $ 118,564
Cirsa Finance International SARL,
6.50%, 03/15/29 ............ 100 122,161
Grifols SA, 7.13%, 05/01/30 ....... 100 123,296
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(o)
........... 100 131,440
Kaixo Bondco Telecom SA, 5.13%,
09/30/29 ................. 100 118,948
614,409
Sweden — 0.2%
(c)
Preem AB, 12.00%, 06/30/27 ...... 80 97,047
Stena International SA, 7.25%,
01/15/31 ................. USD 200 203,881
300,928
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 35 43,968
United Kingdom — 1.7%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $69,602) ,
15.00%, (15.00% Cash or 15.00%
PIK), 06/19/26
(d)(i)(n)
........... GBP 55 57,414
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
EUR 114 138,082
BCP V Modular Services Finance II
plc
(c)
6.13%, 11/30/28 ............ GBP 100 126,529
6.50%, 07/10/31 ............ EUR 100 109,569
Bellis Acquisition Co. plc, 8.00%,
07/01/31
(c)
................ 100 113,889
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ 100 117,180
7.38%, 06/15/31 ............ GBP 100 135,957
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 100 120,049
Deuce Finco plc, 7.00%, 11/20/31
(c)
.. GBP 100 136,138
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 100 143,222
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ 100 135,539
INEOS Quattro Finance 2 plc, 6.75%,
04/15/30
(c)
................ EUR 100 86,678
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(q)
............... GBP 100 79,322
4.88%, 09/26/31 ............ EUR 100 93,025
Motion Finco SARL, 7.38%, 06/15/30
(c)
100 106,661
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(q)
... GBP 200 279,679
Ocado Group plc, 11.00%, 06/15/30
(c)
100 135,959
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 100 122,845
Virgin Media Secured Finance plc,
4.13%, 08/15/30
(c)
........... GBP 100 120,787
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... 100 131,229
Vmed O2 UK Financing I plc, 5.63%,
04/15/32
(c)
................ EUR 100 118,158
Vodafone Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13%,
06/04/81
(b)
................ USD 4 3,735
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Zegona Finance plc, 6.75%, 07/15/29
(c)
EUR 90 $ 111,147
2,722,793
United States — 4.7%
Allegiant Travel Co., 7.25%, 08/15/27
(a)
USD 14 14,195
Alliant Holdings Intermediate LLC,
6.75%, 04/15/28
(a)
........... 100 101,818
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 100 131,231
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 43 45,090
4.25%, 02/15/29 ............ 42 37,325
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 8 8,433
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 19 19,096
Ardagh Group SA, 12.00%, (12.00%
Cash or 7.50% PIK), 12/01/30
(b)(c)(n)
EUR 100 106,983
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ 100 113,966
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
................ USD 56 60,690
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ 11 11,009
Ball Corp., 4.25%, 07/01/32 ....... EUR 100 120,265
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(q)
........... USD 4 4,136
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 5 5,219
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ 12 11,468
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 289 305,327
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 93 90,973
Breeze Aviation Group, Inc.
(d)(i)(n)
(Acquired 01/26/24, cost $70,408)
20.00%, (20.00% Cash or
20.00% PIK), 01/30/28 ...... 70 71,464
(Acquired 01/26/24, cost $36,767)
20.00%, ( 20.00% Cash or
20.00% PIK), 01/30/28 ...... 37 37,318
Caesars Entertainment, Inc., 4.63%,
10/15/29
(a)
................ 135 129,497
California Resources Corp.
(a)
8.25%, 06/15/29 ............ 19 19,874
7.00%, 01/15/34 ............ 22 21,671
Carnival Corp., 5.75%, 08/01/32
(a)
... 10 10,263
CCO Holdings LLC, 4.75%, 02/01/32
(a)
11 10,053
Centene Corp., 4.25%, 12/15/27 ... 100 99,411
Churchill Downs, Inc., 4.75%,
01/15/28
(a)
................ 100 99,628
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ 4 4,074
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 86 86,000
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 26 25,923
8.38%, 07/01/28 ............ 22 22,669
8.63%, 11/01/30 ............ 20 20,961
Clarios Global LP, 6.75%, 02/15/30
(a)
. 125 130,476
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... 4 4,189

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ USD 30 $ 30,393
9.00%, 09/30/29 ............ 12 12,498
8.25%, 06/30/32 ............ 25 26,126
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 14 14,233
CommScope LLC, 9.50%, 12/15/31
(a)
5 5,050
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(o)(r)
..................... 8 8,406
CoreWeave, Inc., 1.75%, 12/01/31
(a)(o)
11 10,409
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ 20 18,979
CSC Holdings LLC, 11.25%, 05/15/28
(a)
200 159,133
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ EUR 100 119,056
DISH Network Corp., 3.38%, 08/15/26
(o)
USD 14 13,475
EchoStar Corp.
10.75%, 11/30/29 ........... 5 5,529
6.75%, 11/30/30 ............ 5 5,122
EQT Corp., 7.50%, 06/01/30 ...... 10 11,000
Figeac Aero North America, Inc.,
(Acquired 08/19/25, cost $69,813),
7.79%, 07/23/30
(c)(d)(i)
......... EUR 60 69,899
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 126 128,503
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 5 5,224
FLYR - Secured Note, (1M Sofr at
0.50% Floor + 5.00%), 10.00%,
05/10/27
(b)(d)
............... 53 14,026
Ford Motor Credit Co. LLC, 4.27%,
01/09/27 ................. 250 248,700
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 5 5,110
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 45 45,341
6.00%, 01/15/30 ............ 10 10,169
8.75%, 05/15/30 ............ 57 59,523
8.63%, 03/15/31 ............ 50 52,609
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 61 63,187
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 40 41,275
Galaxy Digital Holdings LP, 0.50%,
05/01/31
(a)(o)
............... 24 18,132
Global Partners LP, 8.25%, 01/15/32
(a)
100 105,328
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 11 4,031
5.50%, 05/01/28 ............ 10 8,400
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)(d)
............... 202 194,688
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ 240 239,360
HCA, Inc.
4.90%, 11/15/35 ............ 7 6,904
5.70%, 11/15/55 ............ 10 9,530
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 317 320,582
Iron Mountain, Inc., 4.75%, 01/15/34
(c)
EUR 100 114,279
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(b)(q)
................. USD 4 $ 4,156
King US Bidco, Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
12/01/32
(b)(c)
............... EUR 100 118,629
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(b)(d)
.. USD 164 127,229
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 6 6,140
7.00%, 03/31/34 ............ 6 6,183
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 33 31,544
Live Nation Entertainment, Inc., 2.88%,
10/15/31
(a)(o)
............... 10 9,825
Mauser Packaging Solutions Holding
Co., 7.88%, 04/15/30
(a)
........ 18 17,858
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 100 100,541
MGM Resorts International, 6.50%,
04/15/32 ................. 3 3,091
NCR Atleos Corp., 9.50%, 04/01/29
(a)
30 32,561
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 9.41%, 09/30/29
(a)(b)
(d)
...................... 146 146,593
Nexstar Media, Inc., 4.75%, 11/01/28
(a)
110 109,202
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 11 10,710
NRG Energy, Inc., 7.00%, 03/15/33
(a)
5 5,527
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 20 20,500
OneMain Finance Corp., 7.13%,
11/15/31 .................. 5 5,219
Permian Resources Operating LLC,
8.00%, 04/15/27
(a)
........... 16 16,209
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
31 31,020
Prestige Brands, Inc., 3.75%,
04/01/31
(a)
................ 100 93,374
Resort Communities LoanCo. LP,
13.00%, (13.00% Cash or 13.00%
PIK), 11/30/28
(a)(b)(d)(n)
......... 447 455,090
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 65 68,905
Rocket Cos., Inc.
(a)
6.13%, 08/01/30 ............ 4 4,135
6.38%, 08/01/33 ............ 4 4,170
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(a)
................ 35 35,467
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 22 18,707
10.75%, 03/15/30 ........... 34 27,959
11.13%, 07/15/30 ........... 7 5,804
Schneider Electric SE, 1.25%,
09/23/33
(c)(o)
............... EUR 100 118,940
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ USD 61 64,687
5.88%, 07/15/30 ............ 10 10,308
8.50%, 07/15/31 ............ 29 30,832
9.63%, 12/01/32 ............ 45 51,088
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 12 11,733
Service Properties Trust
0.00%, 09/30/27
(a)(r)
.......... 36 32,532
8.38%, 06/15/29 ............ 84 84,453
8.63%, 11/15/31
(a)
........... 10 10,504

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
8.88%, 06/15/32 ............ USD 72 $ 71,024
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 100 120,350
SM Energy Co., 6.75%, 08/01/29
(a)
.. USD 5 5,037
Solaris Energy Infrastructure, Inc.
(o)
4.75%, 05/01/30
(a)
........... 45 89,716
0.25%, 10/01/31 ............ 146 157,863
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(n)
. 191 —
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 1 895
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 14 12,989
Series 2017-1A,Class A, 3.65%,
08/15/31 ............... 36 33,102
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)
................ 147 140,385
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 15 12,122
Stem, Inc., 0.50%, 12/01/28
(a)(o)
.... 6 2,340
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 9 9,453
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 30 31,763
Tallgrass Energy Partners LP, 6.00%,
12/31/30
(a)
................ 100 100,809
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 64 63,237
TransDigm, Inc., 4.63%, 01/15/29 ... 100 99,337
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 25 25,196
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 6 5,557
USA Compression Partners LP, 7.13%,
03/15/29
(a)
................ 100 103,511
UWM Holdings LLC, 6.63%, 02/01/30
(a)
8 8,101
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 5 5,065
7.00%, 01/15/30 ............ 14 13,474
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 2 2,048
6.75%, 01/15/36 ............ 2 2,049
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
100 100,579
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 79 79,034
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 36 35,667
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. 84 83,435
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ 5 5,126
Wolfspeed, Inc., 7.00%, (7.00% Cash or
12.00% PIK), 06/15/31
(n)
....... 1 763
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 69 66,016
13.50%, 04/15/31 ........... 29 23,617
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(b)(n)
.............. USD 5 $ 4,336
7,630,325
Total Corporate Bonds — 13.4%
(Cost: $22,213,545) .............................. 21,544,225
Fixed Rate Loan Interests
United States — 0.0%
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 15 14,936
Total Fixed Rate Loan Interests — 0.0%
(Cost: $15,000) ................................ 14,936
Floating Rate Loan Interests
France — 0.1%
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.00%
,
 02/03/31
(b)
EUR 112 133,620
Germany — 0.0%
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.08%
,
 04/30/30
(b)
........... 54 63,720
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(n)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.17% (10.17% Cash or
10.17% PIK),  06/08/29 ...... 71 64,518
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.97% (11.97% Cash or
11.97% PIK),  06/08/29 ...... GBP 42 43,102
107,620
Netherlands — 0.3%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.52%
,
 06/29/28 . EUR 48 56,849
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.94%
,
 01/31/29 ...... 311 363,343
420,192
Spain — 0.1%
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29
(b)
........... 87 102,431
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 88 93,366
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ GBP 34 46,388

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.27%
,
 06/30/28 ............ EUR 31 $ 36,596
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.40%
,
 04/03/29 ............ 64 52,386
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.63%
,
 03/25/31 ............ 94 110,643
339,379
United States — 0.7%
(b)
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.28%
,
 02/01/30 . USD 120 113,126
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.22%
,
 08/01/28 ...... —
(s)
268
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
 09/29/28 . 32 31,863
CPV Fairview LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 08/14/31 . 43 43,040
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 15 13,197
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 12/30/27
(d)
27 26,549
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.07%
,
 12/21/28 ............ 27 26,411
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.10%
,
 08/02/27 ............ 2 1,889
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.34%
,
 02/17/31 ............ 56 56,160
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.72%
,
 08/30/30 ............ 90 90,128
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
0.00% (0.00% Cash or 6.25%
PIK),  05/12/28
(d)(n)
........... 193 182,816
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.79%
,
 04/30/28 . 25 17,018
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.00%
,
 11/06/31 ............ 37 36,908
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.60%
,
 10/25/28
(d)
........... 19 15,759
Security
Par (000)
Par (000) Value
United States (continued)
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31 ............ USD 80 $ 77,200
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.22%
,
 04/26/30 ............ 34 33,829
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.72%
,
 01/28/32 ............ 13 12,828
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(d)(f)
(m)
...................... 26 14,224
OH Partners LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47%
,
 11/12/32
(d)
34 33,830
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 10/01/32
(d)
..... 58 58,241
Pitney Bowes, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.42%
,
 03/19/32 . 10 9,689
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
8.85%
,
 04/27/28 ............ 67 27,149
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
11.85%
,
 04/27/29 ........... 50 9,115
Runitonetime LLC, 1st Lien Term Loan
(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.72%, 04/16/26 1 700
(3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 2.00%, 05/06/26 15 14,324
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.22%, 05/06/26 ......... 9 9,052
Stakeholder Midstream LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.04%
,
 01/02/31 ............ 80 80,050
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 8.82%
,
 01/22/29 . 32 25,734
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(t)
............ 95 89,734
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.72%
,
 07/26/32 ...... 32 31,568
X Corp., 1st Lien Term Loan B, (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
 10/26/29 ...... 5 4,807

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Corp., 1st Lien Term Loan,
11/19/29
(t)
................. USD 41 $ 35,100
1,222,306
Total Floating Rate Loan Interests — 1.5%
(Cost: $ 2,475,477) .............................. 2,389,268
Foreign Agency Obligations
France — 0.1%
Electricite de France SA , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(b)(c)(q)
.. GBP 100 138,150
Total Foreign Agency Obligations — 0.1%
(Cost: $130,855) ................................ 138,150
Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 1 150,913
6.00%, 08/15/30 ............ —
(s)
77,614
228,527
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 371 268,656
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 411,000 98,293
7.75%, 09/18/30 ............ 349,700 75,822
174,115
Czech Republic — 0.0%
Czech Republic, 4.50%, 11/11/32 ... CZK 1,090 53,556
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 394 8,373
24.14%, 12/03/27 ........... 45 958
21.38%, 02/04/28 ........... 572 12,009
23.44%, 07/01/28 ........... 407 8,659
29,999
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 71 81,523
Hungary — 0.0%
Hungary Government Bond, 7.00%,
10/24/35 ................. HUF 12,070 37,392
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,235,000 76,078
8.25%, 06/15/32 ............ 36,000 2,423
7.00%, 02/15/33 ............ 331,000 20,952
6.63%, 05/15/33 ............ 219,000 13,543
7.13%, 06/15/38 ............ 873,000 55,922
168,918
Ireland — 0.3%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 461 524,510
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 232 275,270
Security
Par (000)
Par (000) Value
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 6,700 $ 41,485
Mexico — 0.2%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 26 146,505
8.50%, 03/01/29 ............ 12 68,497
7.50%, 05/26/33 ............ 33 168,393
383,395
Peru — 0.0%
Republic of Peru
(a)
6.85%, 08/12/35 ............ PEN 101 32,366
7.60%, 08/12/39 ............ 36 11,672
44,038
Philippines — 0.2%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 1,830 31,703
6.38%, 07/27/30 ............ 2,690 46,735
6.00%, 08/20/30 ............ 4,580 78,317
6.38%, 04/28/35 ............ 4,650 80,868
237,623
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 288 84,126
4.75%, 07/25/29 ............ 165 46,762
5.00%, 10/25/34 ............ 187 51,891
5.00%, 10/25/35 ............ 161 44,298
2.00%, 08/25/36 ............ 61 15,509
242,586
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 423 9,753
30.00%, 09/12/29 ........... 260 5,904
15,657
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 3,093 190,916
7.00%, 02/28/31 ............ 2,589 152,851
8.50%, 01/31/37 ............ 1,224 73,436
417,203
Spain — 0.2%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 261 308,509
3.15%, 04/30/35
(a)(c)
.......... 63 73,539
382,048
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 4,731 156,984
2.41%, 03/17/35 ............ 1,454 49,265
4.00%, 06/17/55 ............ 34 1,426
207,675
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%, 03/07/30
(c)
GBP 422 578,465
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 350 10,067

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay (continued)
8.00%, 10/29/35 ............ UYU 478 $ 12,612
22,679
Total Foreign Government Obligations — 2.7%
(Cost: $4,244,331) .............................. 4,415,320
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(g)
....... 10,731 225,351
iShares Broad USD High Yield
Corporate Bond ETF
(e)(g)
....... 4,187 156,573
iShares China Large-Cap ETF
(e)(g)
... 9,197 352,152
iShares Core S&P Small-Cap ETF
(e)(g)
637 76,555
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(g)(j)
........ 12,152 1,169,995
iShares MSCI Brazil ETF
(e)(g)
...... 1,992 63,286
KraneShares CSI China Internet ETF 4,482 152,612
SPDR Blackstone Senior Loan ETF
(g)
8,948 369,284
SPDR Gold Shares
(j) (k)
.......... 9,993 3,960,326
SPDR S&P Homebuilders ETF ..... 635 65,380
SPDR S&P Regional Banking ETF
(g)
. 2,413 156,386
VanEck Semiconductor ETF
(g)
..... 296 106,598
Total Investment Companies — 4.3%
(Cost: $6,353,031) .............................. 6,854,498
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29
(a)
........ USD 100 104,903
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 104,903
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 110 91,957
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 154 138,867
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 53,915
284,739
Commercial Mortgage-Backed Securities — 1.2%
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.12%, 12/15/34
(a)(b)
100 100,020
Security
Par (000)
Par (000) Value
United States — 1.1%
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... USD 30 $ 30,370
BAMLL Trust, Series 2025-ASHF, Class
E, (1-mo. CME Term SOFR at 5.25%
Floor + 5.25%), 9.00%, 02/15/42
(a)(b)
71 71,006
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 100 102,518
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.14%, 06/15/41
(a)(b)
20 20,025
BX Commercial Mortgage Trust
(a)(b)
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.11%, 10/15/38 ... 85 85,241
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.39%, 12/15/39 ... 88 88,484
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.14%, 03/15/41 ... 67 67,343
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 60,963
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 89 82,087
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 04/15/41 ... 72 72,188
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.64%, 06/15/41 ... 22 21,945
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.69%, 06/15/41 ... 55 55,064
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.69%, 03/15/30 ... 43 42,620
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,557
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 7.64%, 08/15/41
(a)(b)
30 29,987
DGWD Trust, Series 2025-INFL, Class
A, (1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.35%, 08/15/35
(a)(b)
48 48,161
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.33%, 08/15/37
(a)(b)
10 10,015
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 45 45,128
GS Mortgage Securities Corp. Trust,
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor +
2.65%), 6.38%, 11/25/41
(a)(b)
.... 140 140,187
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 32,605
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.94%, 05/15/37
(a)(b)
.... 100 100,495

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.57%, 04/15/38 ... USD 60 $ 59,999
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.07%, 04/15/38 ... 20 20,000
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.94%, 06/15/39
(a)(b)
.... 20 20,050
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.12%, 08/17/42
(a)(b)
.... 100 100,013
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 13 13,179
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 5.97%, 04/15/38
(a)(b)
.... 2 2,131
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
...................... 17 15,798
PRM5 Trust, Series 2025-PRM5, Class
D, 5.62%, 03/10/33
(a)(b)
........ 50 50,027
SREIT Trust, Series 2021-MFP, Class
F, (1-mo. CME Term SOFR at 2.63%
Floor + 2.74%), 6.49%, 11/15/38
(a)(b)
84 83,832
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,485
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 50 50,317
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 64 63,344
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.31%, 07/15/35
(a)(b)
.......... 100 100,866
1,805,030
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $2,248,900) .............................. 2,189,789
Preferred Securities
Capital Trusts — 0.9%
France — 0.4%
(b)(c)(q)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75% .... EUR 100 119,045
Electricite de France SA , (5-Year
EURIBOR ICE Swap Rate + 2.07%),
4.38% ................... 100 116,289
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75% ................... 100 119,641
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32% ................... 100 116,944
471,919
Security
Par (000)
Par (000) Value
Germany — 0.1%
Deutsche Bank AG , (5-Year EURIBOR
ICE Swap Rate + 4.60%), 7.13%
(b)(c)
(q)
...................... EUR 200 $ 248,665
Italy — 0.1%
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(q)
. 100 122,319
Luxembourg — 0.1%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(b)(c)(q)
................ 100 108,773
Netherlands — 0.1%
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(q)
. 200 239,297
United Kingdom — 0.1%
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... GBP 100 138,840
United States — 0.0%
(b)(q)
Bank of America Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% USD 4 4,063
Citigroup, Inc.
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... 4 4,156
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 4 4,124
Sunoco LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.23%), 7.88%
(a)
........... 22 22,600
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
25 19,743
54,686
Total Capital Trusts — 0.9%
(Cost: $1,301,287) .............................. 1,384,499
Shares
Shares
Preferred Stocks — 2.8%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 37,879 124,556
Localiza Rent a Car SA (Preference)
(f)
44 345
Neon Payments Ltd.
(d)(f)
.......... 319 132,222
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 6,492 36,561
293,684
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(f)(i)
.... 2,458 635,811
Finland — 0.0%
Aiven OY, Series D
(d) (f)
........... 647 35,113
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(f)(i)
........... 30 —

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(f)(i)
...................... 32 $ —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)(f)
(i)
....................... 228 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(f)(i)
.............. 4,842 48,429
United States — 2.2%
Anduril Investors LLC, Series G
(d)(f)
.. 1,197 53,398
Anthropic PBC, Series F, (Acquired
08/18/25, cost $65,127)
(d)(f)(i)
..... 462 112,451
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(d)
(f) (i)
...................... 140 21,777
CoreWeave, Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(d)(n)
....... 83,000 82,170
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(d)(f)(i)
..... 6,177 1,173,630
Databricks, Inc., Series G, (Acquired
02/01/21, cost $ 102,873)
(d)(f)(i)
.... 1,740 330,600
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(n)
. 139 156,267
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)
......... 285 282,506
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24 , cost
$3,025)
(d)(f)(i)
............... 4,957 3,668
HawkEye 360, Inc., Series D1
(d)(f)
... 4,447 91,875
Insightful Corp., Series D
(d)(f)
....... 51,259 16,577
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(f)(i)
..... 51,330 113,952
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(f)(i)
..... 3,376 7,495
Lessen Holdings, Inc., Series B
(d)(f)
.. 2,050 —
Lessen Holdings, Inc., Series BX
(d)(f)
. 6,246 —
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $ 85,987)
(d)(f)(i)
..... 10,057 67,885
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(d)(f)(i)
..... 955 9,817
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(f)(i)
..... 70 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $73,361)
(d)(f)(i)
..... 8,220 5,425
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(f)(i)
..... 1,532 65,999
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)(f)
(i)
....................... 1,720 42,570
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)(f)
(i)
....................... 554 27,938
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(f)(i)
..... 1,894 14,470
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21 , cost
$72,377)
(d)(f)(i)
............... 12,134 53,390
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(f)(i)
............... 1,487 6,721
Verge Genomics
(d)(f)
............ 13,831 2,075
Security
Shares
Shares Value
United States (continued)
Veritas Newco
(d)(f)
.............. 294 $ 6,904
Veritas Newco, Series G-1
(d)(f)
...... 203 4,664
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%, (12.00% Cash or 12.00%
PIK)
(d)(i)(n)
................. 14,803 90,298
Wells Fargo & Co., Series L, 7.50%
(o)(q)
46 55,752
x.AI, Inc., Series C
(d)(f)
........... 10,195 681,026
3,581,300
Total Preferred Stocks — 2.8%
(Cost: $3,058,043) .............................. 4,594,337
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.47%, 10/30/40
(b)
3,609 108,992
Total Trust Preferreds — 0.1%
(Cost: $98,903) ................................ 108,992
Total Preferred Securities — 3.8%
(Cost: $4,458,233) .............................. 6,087,828
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)(f)
2,251 1,193
Total Rights — 0.0%
(Cost: $1,193) ................................. 1,193
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes
(a)(b)
Series 2021-DNA2, Class B2,
(SOFR 30 day Average
at 0.00% Floor + 6.00%),
9.87% ,  08/25/33 ........ USD 17 20,949
Series 2022-DNA1, Class B1,
(SOFR 30 day Average
at 0.00% Floor + 3.40%),
7.27% ,  01/25/42 ........ 17 17,393
38,342
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.75%, 09/25/30
(b)
........... 12 11,905
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.57% ,  04/25/30 ........ 115 6,340
Series K116, Class X1,
1.41% ,  07/25/30 ........ 97 5,026
Series K120, Class X1,
1.03% , 10/25/30 ........ 386 15,265

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ USD 98 $ 4,407
Series KW09, Class X1,
0.78% ,  05/25/29 ........ 409 8,071
39,109
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 01/25/56
(u)
........... 1,146 1,059,378
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $1,142,748) .............................. 1,148,734
U.S. Treasury Obligations
U.S. Treasury Notes, 4.13%, 02/28/27
(v)
77 77,920
Total U.S. Treasury Obligations — 0.0%
(Cost: $77,459) ................................ 77,920
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 718 8
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(i)
......... 845 8
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(i)
.......... 5,834 1,966
United States — 0.0%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 1,268 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 462
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 2,181
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50) ................... 1,130 85
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(i)
...... 14 33,234
Security
Shares
Shares Value
United States (continued)
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 264 $ —
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 543 9,117
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 217 2,526
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,369 22,985
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 12
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 53,113 1
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 840 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 24
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 724 44
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 118
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 458 —
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30 , Strike
Price USD 1.00)
(d)
........... 4,568 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(i)
.......... 1,825 8,778
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 1,351 12
79,579
Total Warrants — 0.0%
(Cost: $16,602) ................................ 81,561
Total Long-Term Investments — 93.1%
(Cost: $136,485,672) ............................. 149,867,700

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(w)
13.55%, 04/01/26 ........... BRL 1 $ 147,371
13.02%, 07/01/26 ........... —
(s)
41,651
189,022
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
25.51%, 06/23/26
(w)
.......... EGP 1,375 25,777
Total Foreign Government Obligations — 0.1%
(Cost: $217,077) ................................ 214,799
Shares
Shares
Money Market Funds — 8.0%
(e)(x)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.89%
(y)
....... 5,122,747 5,125,309
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.65% ...... 7,829,363 7,829,363
Total Money Market Funds — 8.0%
(Cost: $12,954,672) .............................. 12,954,672
Total Short-Term Securities — 8.1%
(Cost: $13,171,749) .............................. 13,169,471
Total Options Purchased — 0.3%
(Cost: $724,558 ) ................................ 520,043
Total Investments Before Options Written — 101.5%
(Cost: $150,381,979) ............................. 163,557,214
Total Options Written — (0.2)%
(Premiums Received — $(482,229)) .................. (431,968)
Total Investments Net of Options Written — 101.3%
(Cost: $149,899,750) ............................. 163,125,246
Liabilities in Excess of Other Assets — (1.3)% ............ (2,039,614)
Net Assets — 100.0% .............................. $ 161,085,632
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,581,274, representing 2.84% of its net assets as of period end, and an original cost of $3,127,982.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Perpetual security with no stated maturity date.
(r)
Zero-coupon bond.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(s)
Rounds to less than 1,000.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Par/Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,755,438 $ 2,369,676
(a)
$ — $ 195 $ — $ 5,125,309 5,122,747 $ 15,798
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,936,703 1,892,660
(a)
— — — 7,829,363 7,829,363 385,426 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 143,355 — (145,549) 4,980 (2,786) — — 2,018 —
iShares Biotechnology ETF
(c)
. 132,210 — (132,779) (10,305) 10,874 — — 121 —
iShares Broad USD High Yield
Corporate Bond ETF .... 154,040 — — — 2,533 156,573 4,187 10,630 —
iShares China Large-Cap ETF — 826,222 (498,844) 22,922 1,852 352,152 9,197 6,055 —
iShares Core S&P Small-Cap
ETF ................ 73,395 — — — 3,160 76,555 637 1,100 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 179,322 1,308,679 (1,495,506) 863 6,642 — — 2,464 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,082,014 — — — 87,981 1,169,995 12,152 58,234 —
iShares Latin America 40 ETF
(c)
36,990 — (42,761) (1,468) 7,239 — — — —
iShares MSCI Brazil ETF ... 44,840 — — — 18,446 63,286 1,992 3,283 —
iShares MSCI Emerging
Markets ETF
(c)
......... 17,941 — (19,203) 54 1,208 — — — —
iShares Russell 2000 ETF
(c)
.. — 1,118,831 (1,117,370) (1,461) — — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 23,829 — (22,617) 4,691 (5,903) — — 19 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... — — — — — — 414,143 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 59,000 — — — (12,725) 46,275 462,748 2 —
Quintis HoldCo Pty. Ltd. .... 1 — — — — 1 218,994 — —
$ 20,471 $ 118,521 $ 14,819,509 $ 485,150 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 8 01/27/26 $ 421 $ 692
Euro-Bobl ............................................................... 30 03/06/26 4,095 (18,319)
Euro-BTP ............................................................... 6 03/06/26 847 (2,426)
Euro-Bund .............................................................. 13 03/06/26 1,949 (13,384)
Euro-OAT ............................................................... 5 03/06/26 709 (2,907)
Euro-Schatz ............................................................. 3 03/06/26 376 (488)
KOSPI 200 Index .......................................................... 8 03/12/26 844 33,982
OSE Nikkei 225 Index ....................................................... 9 03/12/26 2,896 (16,284)
Japan 10-Year Bond ........................................................ 2 03/13/26 1,691 (14,930)
Australia 3-Year Bond ....................................................... 23 03/16/26 1,612 (758)
3-mo. SOFR ............................................................. 5 03/17/26 1,204 968
EURO STOXX 50 Index ..................................................... 10 03/20/26 686 7,347
EURO STOXX Bank Index .................................................... 38 03/20/26 594 13,839
Russell 2000 E-Mini Index .................................................... 7 03/20/26 874 (19,647)
S&P 500 E-Mini Index ....................................................... 11 03/20/26 3,791 1,739
U.S. Treasury Long Bond ..................................................... 8 03/20/26 925 (6,228)
U.S. Treasury Ultra Bond ..................................................... 38 03/20/26 4,484 (71,713)
Long Gilt ................................................................ 4 03/27/26 493 2,184
U.S. Treasury 2-Year Note .................................................... 31 03/31/26 6,472 502
U.S. Treasury 5-Year Note .................................................... 25 03/31/26 2,733 (3,278)
3-mo. SOFR ............................................................. 1 09/15/26 242 136
(108,973)
Short Contracts
Euro-Buxl ............................................................... 1 03/06/26 129 2,062
FTSE 100 Index ........................................................... 1 03/20/26 134 (1,862)
Nasdaq-100 E-Mini Index ..................................................... 18 03/20/26 9,164 (43,804)
U.S. Treasury 10-Year Note ................................................... 48 03/20/26 5,397 21,502
U.S. Treasury 10-Year Ultra Note ............................................... 114 03/20/26 13,112 19,029
(3,073)
$ (112,046)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 1,475,875 USD 264,375 Citibank NA 01/05/26 $ 4,958
EGP 410,844 USD 8,606 Citibank NA 01/05/26 7
USD 192,004 BRL 1,039,898 Barclays Bank plc 01/05/26 2,233
USD 81,638 BRL 435,977 Deutsche Bank AG 01/05/26 2,077
USD 26,000 BRL 141,674 Morgan Stanley & Co. International plc 01/05/26 146
AUD 83,000 USD 54,833 Bank of America NA 01/15/26 561
AUD 6,751 USD 4,434 Morgan Stanley & Co. International plc 01/15/26 72
CHF 15,930 USD 20,000 Morgan Stanley & Co. International plc 01/15/26 133
CHF 11,964 USD 15,000 UBS AG 01/15/26 120
CLP 17,616,800 USD 19,000 Bank of America NA 01/15/26 565
CLP 40,913,840 USD 44,000 Goldman Sachs International 01/15/26 1,438
CLP 24,076,000 USD 26,000 UBS AG 01/15/26 739
CNY 1,374,062 USD 193,824 Canadian Imperial Bank of Commerce 01/15/26 3,278
CZK 2,828,300 USD 135,680 Bank of America NA 01/15/26 1,922
EUR 16,000 HUF 6,150,310 Bank of America NA 01/15/26 19
EUR 52,000 USD 61,124 Bank of America NA 01/15/26 16
HUF 26,050,381 USD 78,579 State Street Bank and Trust Co. 01/15/26 1,020
IDR 3,601,457,989 USD 214,884 Citibank NA 01/15/26 839
KRW 35,096,890 USD 24,000 Goldman Sachs International 01/15/26 313
MXN 4,009,321 USD 217,553 Bank of America NA 01/15/26 4,883

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 362,280 USD 20,000 Citibank NA 01/15/26 $ 99
MYR 959,738 USD 231,535 Credit Agricole Corporate & Investment Bank SA 01/15/26 5,182
PEN 85,999 USD 25,500 Citibank NA 01/15/26 75
PHP 1,417,747 USD 24,000 Societe Generale SA 01/15/26 52
PLN 448,595 USD 122,733 HSBC Bank plc 01/15/26 2,217
PLN 91,194 USD 25,000 Morgan Stanley & Co. International plc 01/15/26 401
RON 136,857 USD 31,017 Goldman Sachs International 01/15/26 539
THB 636,200 USD 20,000 Nomura International plc 01/15/26 206
THB 7,744,870 USD 239,409 Standard Chartered Bank 01/15/26 6,576
USD 8,260 EUR 7,000 Barclays Bank plc 01/15/26 30
USD 32,000 JPY 4,979,851 Barclays Bank plc 01/15/26 179
USD 33,000 THB 1,038,345 HSBC Bank plc 01/15/26 21
ZAR 341,751 USD 20,000 Barclays Bank plc 01/15/26 624
ZAR 2,837,859 USD 164,575 UBS AG 01/15/26 6,682
EGP 847,942 USD 17,503 Citibank NA 01/20/26 184
MXN 897,939 USD 49,713 Goldman Sachs International 01/26/26 49
PEN 112,876 USD 33,429 Goldman Sachs International 01/26/26 125
PLN 481,987 USD 132,949 Credit Agricole Corporate & Investment Bank SA 01/26/26 1,291
TRY 1,633,184 USD 37,244 Barclays Bank plc 01/26/26 184
MYR 173,129 USD 42,185 Morgan Stanley & Co. International plc 01/27/26 545
USD 197,496 COP 740,511,982 Citibank NA 01/27/26 3,862
NGN 18,909,184 USD 12,732 Morgan Stanley & Co. International plc 01/30/26 350
BRL 1,133,147 USD 201,495 Citibank NA 02/03/26 3,684
AUD 3,539,930 USD 2,353,575 Canadian Imperial Bank of Commerce 03/18/26 8,992
CAD 4,335,733 USD 3,148,362 Wells Fargo Bank NA 03/18/26 20,347
CHF 120,000 EUR 128,840 JPMorgan Chase Bank NA 03/18/26 737
CHF 2,906,637 USD 3,658,655 UBS AG 03/18/26 39,127
CNY 17,791,763 USD 2,531,853 UBS AG 03/18/26 29,637
DKK 704,208 USD 110,472 BNP Paribas SA 03/18/26 796
DKK 4,913,478 USD 771,081 UBS AG 03/18/26 5,268
EUR 872,523 USD 1,022,103 UBS AG 03/18/26 6,753
GBP 242,938 EUR 276,600 Toronto Dominion Bank 03/18/26 1,249
GBP 912,814 USD 1,216,765 Canadian Imperial Bank of Commerce 03/18/26 13,436
GBP 366,606 USD 488,991 Citibank NA 03/18/26 5,085
HUF 54,365,616 USD 164,160 Goldman Sachs International 03/18/26 1,274
KRW 1,125,228,806 USD 771,402 Societe Generale SA 03/18/26 9,850
MXN 9,556,199 EUR 443,947 Toronto Dominion Bank 03/18/26 3,446
PLN 932,408 USD 256,765 Goldman Sachs International 03/18/26 2,857
SEK 4,951,846 USD 535,016 Bank of New York Mellon 03/18/26 4,894
SGD 367,019 USD 285,262 Goldman Sachs International 03/18/26 1,612
TRY 6,523,049 USD 142,143 UBS AG 03/18/26 1,855
USD 311,592 CHF 244,916 Morgan Stanley & Co. International plc 03/18/26 14
USD 290,943 EUR 246,364 Natwest Markets plc 03/18/26 438
USD 1,333,844 HKD 10,351,803 Goldman Sachs International 03/18/26 674
USD 123,675 JPY 18,977,962 Morgan Stanley & Co. International plc 03/18/26 1,762
ZAR 6,043,035 EUR 301,011 Credit Agricole Corporate & Investment Bank SA 03/18/26 8,118
ZAR 2,649,431 USD 154,676 Credit Agricole Corporate & Investment Bank SA 03/18/26 4,500
USD 2,789 IDR 46,624,717 BNP Paribas SA 03/25/26 3
USD 89,629 BRL 501,000 Deutsche Bank AG 04/02/26 97
USD 60,326 BRL 335,000 JPMorgan Chase Bank NA 04/02/26 460
MXN 2,904,000 USD 154,217 Morgan Stanley & Co. International plc 08/18/26 3,288
235,065
BRL 982,981 USD 181,495 Barclays Bank plc 01/05/26 (2,111)
BRL 109,080 USD 20,000 BNP Paribas SA 01/05/26 (94)
BRL 139,051 USD 26,000 Morgan Stanley & Co. International plc 01/05/26 (625)
USD 201,495 BRL 1,124,846 Citibank NA 01/05/26 (3,778)
USD 8,186 EGP 410,844 Citibank NA 01/05/26 (426)
COP 318,823,054 USD 84,918 HSBC Bank plc 01/15/26 (959)
HUF 6,539,200 USD 20,000 HSBC Bank plc 01/15/26 (19)
INR 21,294,663 USD 239,926 Citibank NA 01/15/26 (3,257)
JPY 2,964,559 USD 19,000 Morgan Stanley & Co. International plc 01/15/26 (57)
JPY 2,022,243 USD 13,000 State Street Bank and Trust Co. 01/15/26 (78)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 207,994 USD 58,000 Barclays Bank plc 01/15/26 $ (65)
USD 19,242 AUD 29,000 Barclays Bank plc 01/15/26 (113)
USD 4,381 AUD 6,751 Citibank NA 01/15/26 (125)
USD 20,000 CHF 15,878 Barclays Bank plc 01/15/26 (68)
USD 15,000 CHF 11,999 Morgan Stanley & Co. International plc 01/15/26 (165)
USD 20,000 COP 77,720,000 Societe Generale SA 01/15/26 (467)
USD 55,543 EUR 47,882 Morgan Stanley & Co. International plc 01/15/26 (755)
USD 26,000 HUF 8,537,100 Barclays Bank plc 01/15/26 (86)
USD 51,000 PEN 172,207 Citibank NA 01/15/26 (211)
USD 8,000 PHP 474,080 Citibank NA 01/15/26 (43)
USD 24,000 SGD 31,184 HSBC Bank plc 01/15/26 (277)
USD 19,000 ZAR 331,739 Bank of America NA 01/15/26 (1,020)
USD 26,000 ZAR 444,480 Citibank NA 01/15/26 (823)
USD 157,714 MXN 2,904,000 Morgan Stanley & Co. International plc 01/20/26 (3,318)
ARS 14,969,944 USD 10,156 Citibank NA 01/26/26 (304)
ARS 10,190,716 USD 6,844 JPMorgan Chase Bank NA 01/26/26 (138)
USD 8,500 ARS 13,260,000 Citibank NA 01/26/26 (225)
USD 11,951 PEN 40,228 Citibank NA 01/26/26 (7)
USD 79,027 PHP 4,682,558 Bank of America NA 01/26/26 (298)
USD 60,452 CZK 1,260,435 Citibank NA 01/27/26 (883)
USD 37,377 HUF 12,389,930 Natwest Markets plc 01/27/26 (449)
USD 162,925 IDR 2,730,084,372 BNP Paribas SA 01/27/26 (536)
USD 420,323 MXN 7,799,984 Goldman Sachs International 01/27/26 (11,891)
USD 41,948 MYR 173,129 Credit Agricole Corporate & Investment Bank SA 01/27/26 (782)
USD 59,980 PEN 203,106 UBS AG 01/27/26 (394)
USD 160,464 PHP 9,484,735 Societe Generale SA 01/27/26 (190)
USD 385,812 PLN 1,411,458 Goldman Sachs International 01/27/26 (7,295)
USD 204,210 THB 6,608,050 JPMorgan Chase Bank NA 01/27/26 (5,829)
USD 12,733 UYU 510,544 Goldman Sachs International 01/27/26 (339)
USD 374,979 ZAR 6,511,434 Standard Chartered Bank 01/27/26 (17,605)
COP 53,060,000 USD 14,000 Citibank NA 01/30/26 (150)
USD 262,438 BRL 1,475,875 Citibank NA 02/03/26 (4,798)
BRL 2,923,691 EUR 445,576 Goldman Sachs International 03/18/26 (755)
EUR 647,096 CHF 601,875 Morgan Stanley & Co. International plc 03/18/26 (2,658)
EUR 260,000 JPY 47,733,660 JPMorgan Chase Bank NA 03/18/26 (53)
EUR 86,952 USD 102,579 Bank of New York Mellon 03/18/26 (48)
EUR 207,700 USD 245,672 State Street Bank and Trust Co. 03/18/26 (758)
EUR 87,969 USD 103,900 Wells Fargo Bank NA 03/18/26 (169)
HKD 2,970,770 USD 382,755 Goldman Sachs International 03/18/26 (161)
JPY 24,000,000 AUD 233,091 JPMorgan Chase Bank NA 03/18/26 (1,391)
JPY 47,340,615 EUR 260,000 JPMorgan Chase Bank NA 03/18/26 (2,472)
JPY 160,053,666 EUR 880,479 Wells Fargo Bank NA 03/18/26 (10,063)
JPY 57,232,874 USD 372,056 Societe Generale SA 03/18/26 (4,396)
JPY 1,374,162,334 USD 8,851,162 Wells Fargo Bank NA 03/18/26 (23,630)
NOK 7,593,722 CHF 594,549 Toronto Dominion Bank 03/18/26 (3,212)
NZD 123,715 USD 71,832 BNP Paribas SA 03/18/26 (408)
TWD 26,987,892 USD 869,671 Morgan Stanley & Co. International plc 03/18/26 (11,837)
USD 16,956 BRL 94,691 BNP Paribas SA 03/18/26 (36)
USD 268,062 CAD 369,130 Morgan Stanley & Co. International plc 03/18/26 (1,711)
USD 3,233,846 EUR 2,761,778 Deutsche Bank AG 03/18/26 (22,771)
USD 3,243,359 EUR 2,770,130 Toronto Dominion Bank 03/18/26 (23,106)
USD 1,984,251 GBP 1,488,466 Toronto Dominion Bank 03/18/26 (21,758)
USD 133,656 GBP 99,971 Wells Fargo Bank NA 03/18/26 (1,075)
USD 26,168 INR 2,368,662 Wells Fargo Bank NA 03/18/26 (15)
USD 127,925 MXN 2,351,089 Morgan Stanley & Co. International plc 03/18/26 (1,716)
USD 606,897 NOK 6,155,353 Deutsche Bank AG 03/18/26 (3,607)
USD 8,352 EGP 410,844 Citibank NA 03/31/26 (22)
(208,881)
$ 26,184

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In
Morgan Stanley & Co.
International plc 01/21/26 JPY 158.00 JPY 160.25 USD 298 $ 80
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/27/26 CAD 1.36 CAD 1.36 USD 3 720
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 2 163
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 2 167
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 3 209
$ 1,339
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 42 01/02/26 USD 609.00 USD 2,580 $ 24,886
SPDR S&P 500 ETF Trust ...................... 52 01/02/26 USD 690.00 USD 3,546 130
SPDR S&P 500 ETF Trust ...................... 104 01/09/26 USD 693.00 USD 7,092 8,082
Alphabet, Inc. .............................. 23 01/16/26 USD 340.00 USD 722 989
Apple, Inc. ................................ 6 01/16/26 USD 280.00 USD 163 714
Apple, Inc. ................................ 26 01/16/26 USD 285.00 USD 707 1,157
Bank of America Corp. ........................ 38 01/16/26 USD 55.00 USD 209 5,187
Boeing Co. (The) ............................ 3 01/16/26 USD 235.00 USD 65 90
Carrier Global Corp. .......................... 27 01/16/26 USD 65.00 USD 143 203
Delta Air Lines, Inc. .......................... 57 01/16/26 USD 70.00 USD 396 14,393
EURO STOXX Bank Index ..................... 36 01/16/26 EUR 260.00 EUR 474 16,183
Freeport-McMoRan, Inc. ....................... 8 01/16/26 USD 55.00 USD 41 260
Goldman Sachs Group, Inc. (The) ................ 1 01/16/26 USD 870.00 USD 88 2,815
iShares Russell 2000 ETF ...................... 26 01/16/26 USD 250.00 USD 640 5,385
Lionsgate Studios Corp. ....................... 3 01/16/26 USD 9.00 USD 3 180
Netflix, Inc. ................................ 9 01/16/26 USD 122.00 USD 84 23
NVIDIA Corp. .............................. 24 01/16/26 USD 195.00 USD 448 5,136
Paramount Skydance Corp. ..................... 8 01/16/26 USD 16.00 USD 11 32
Sabre Corp. ............................... 6 01/16/26 USD 2.00 USD 1 45
Sabre Corp. ............................... 16 01/16/26 USD 2.50 USD 2 160
SPDR Gold Shares
(a)
......................... 38 01/16/26 USD 405.00 USD 1,506 16,399
SPDR Gold Shares
(a)
......................... 62 01/16/26 USD 390.00 USD 2,457 72,597
State Street SPDR S&P Regional Banking ETF ....... 43 01/16/26 USD 70.00 USD 279 814
Vistra Corp. ............................... 9 01/16/26 USD 210.00 USD 145 54
Walmart, Inc. .............................. 15 01/16/26 USD 115.00 USD 167 855
Walt Disney Co. (The) ........................ 6 01/16/26 USD 110.00 USD 68 2,730
Alphabet, Inc. .............................. 19 02/20/26 USD 340.00 USD 596 12,968
Amazon.com, Inc. ........................... 8 02/20/26 USD 255.00 USD 185 3,040
Amazon.com, Inc. ........................... 24 02/20/26 USD 240.00 USD 554 19,860
Apple, Inc. ................................ 14 02/20/26 USD 290.00 USD 381 3,976
Citigroup, Inc. .............................. 24 02/20/26 USD 120.00 USD 280 8,400
Fifth Third Bancorp .......................... 45 02/20/26 USD 50.00 USD 211 2,700
Goldman Sachs Group, Inc. (The) ................ 1 02/20/26 USD 865.00 USD 88 4,603
JPMorgan Chase & Co. ....................... 9 02/20/26 USD 325.00 USD 290 9,000
Meta Platforms, Inc. .......................... 5 02/20/26 USD 670.00 USD 330 15,538
Microsoft Corp. ............................. 8 02/20/26 USD 510.00 USD 387 7,160
Rockwell Automation, Inc. ...................... 4 02/20/26 USD 410.00 USD 156 4,360
SPDR Gold Shares
(a)
......................... 75 02/20/26 USD 390.00 USD 2,972 130,961
Tesla, Inc. ................................. 6 02/20/26 USD 450.00 USD 270 19,815
Tesla, Inc. ................................. 6 02/20/26 USD 480.00 USD 270 12,675
Valero Energy Corp. .......................... 10 02/20/26 USD 175.00 USD 163 3,020
Vertiv Holdings Co. .......................... 20 02/20/26 USD 200.00 USD 324 6,650
Broadcom, Inc. ............................. 8 03/20/26 USD 430.00 USD 277 5,980
Citigroup, Inc. .............................. 12 03/20/26 USD 110.00 USD 140 12,689
Delta Air Lines, Inc. .......................... 9 03/20/26 USD 75.00 USD 62 2,691
Lionsgate Studios Corp. ....................... 2 03/20/26 USD 10.00 USD 2 175
NVIDIA Corp. .............................. 16 03/20/26 USD 200.00 USD 298 15,920

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
......................... 19 03/20/26 USD 420.00 USD 753 $ 16,844
United Airlines Holdings, Inc. .................... 6 03/20/26 USD 120.00 USD 67 3,824
Sabre Corp. ............................... 14 04/17/26 USD 2.00 USD 2 175
Lionsgate Studios Corp. ....................... 3 06/18/26 USD 12.00 USD 3 255
502,778
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 9 01/16/26 USD 80.00 USD 73 68
iShares Russell 2000 ETF ...................... 5 01/16/26 USD 245.00 USD 123 1,419
iShares iBoxx $ High Yield Corporate Bond ETF ....... 7 01/30/26 USD 80.00 USD 56 99
1,586
$ 504,364
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Deutsche Bank AG 01/08/26 USD 0.67 AUD 49 $ 53
EUR Currency ........................... Deutsche Bank AG 01/16/26 USD 1.18 EUR 28 101
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 39 591
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 38 1,397
2,142
Put
EUR Currency ........................... BNP Paribas SA 01/12/26 USD 1.13 EUR 291 3
USD Currency ........................... Barclays Bank plc 02/26/26 BRL 5.25 USD 410 959
962
$ 3,104
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Annual Deutsche Bank AG 02/05/26 3 .57 % USD 523 $ 621
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Annual Deutsche Bank AG 02/05/26 3 .77 USD 349 202
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.15% Annual
JPMorgan Chase
Bank NA 02/06/26 3 .15 USD 608 322
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/26 3 .45 USD 382 184
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 USD 1,333 3,004
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 USD 6,616 6,903
$ 11,236
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 ..................... 42 01/02/26 USD 621.00 USD 2,580 $ (888)
SPDR S&P 500 ETF Trust ....................... 52 01/02/26 USD 698.00 USD 3,546 —
SPDR S&P 500 ETF Trust ....................... 104 01/09/26 USD 701.00 USD 7,092 (673)
Alphabet, Inc. ............................... 3 01/16/26 USD 330.00 USD 94 (412)
Apollo Global Management, Inc. ................... 2 01/16/26 USD 145.00 USD 29 (605)
Apple, Inc. ................................. 5 01/16/26 USD 270.00 USD 136 (2,750)
Bank of America Corp. ......................... 38 01/16/26 USD 60.00 USD 209 (361)
Broadcom, Inc. .............................. 3 01/16/26 USD 380.00 USD 104 (487)
Cameco Corp. ............................... 3 01/16/26 USD 95.00 USD 27 (586)
Cisco Systems, Inc. ........................... 5 01/16/26 USD 80.00 USD 39 (95)
Citigroup, Inc. ............................... 7 01/16/26 USD 110.00 USD 82 (5,477)
CRH plc ................................... 2 01/16/26 USD 135.00 USD 25 (180)
Delta Air Lines, Inc. ........................... 57 01/16/26 USD 80.00 USD 396 (912)
Eli Lilly & Co. ............................... 1 01/16/26 USD 900.00 USD 107 (17,850)
Freeport-McMoRan, Inc. ........................ 8 01/16/26 USD 60.00 USD 41 (48)
Freeport-McMoRan, Inc. ........................ 9 01/16/26 USD 50.00 USD 46 (1,795)
Hilton Worldwide Holdings, Inc. ................... 1 01/16/26 USD 300.00 USD 29 (112)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 47 01/16/26 USD 81.00 USD 379 (362)
iShares Russell 2000 ETF ....................... 26 01/16/26 USD 270.00 USD 640 (85)
McKesson Corp. ............................. 1 01/16/26 USD 840.00 USD 82 (820)
Medtronic plc ............................... 4 01/16/26 USD 105.00 USD 38 (16)
Micron Technology, Inc. ........................ 2 01/16/26 USD 155.00 USD 57 (26,141)
NVIDIA Corp. ............................... 19 01/16/26 USD 205.00 USD 354 (988)
Paramount Skydance Corp. ...................... 8 01/16/26 USD 20.00 USD 11 (12)
SPDR Gold Shares
(a)
.......................... 19 01/16/26 USD 395.00 USD 753 (16,548)
SPDR Gold Shares
(a)
.......................... 44 01/16/26 USD 430.00 USD 1,744 (2,114)
State Street SPDR S&P Regional Banking ETF ........ 43 01/16/26 USD 77.00 USD 279 (39)
Tesla, Inc. .................................. 1 01/16/26 USD 480.00 USD 45 (540)
Tesla, Inc. .................................. 1 01/16/26 USD 500.00 USD 45 (264)
Trane Technologies plc ......................... 1 01/16/26 USD 480.00 USD 39 (215)
Valero Energy Corp. ........................... 1 01/16/26 USD 170.00 USD 16 (121)
Vistra Corp. ................................ 9 01/16/26 USD 250.00 USD 145 (45)
Alphabet, Inc. ............................... 6 02/20/26 USD 345.00 USD 188 (3,375)
Alphabet, Inc. ............................... 25 02/20/26 USD 370.00 USD 785 (4,812)
Citigroup, Inc. ............................... 24 02/20/26 USD 130.00 USD 280 (2,280)
Delta Air Lines, Inc. ........................... 29 02/20/26 USD 80.00 USD 201 (2,639)
EURO STOXX Bank Index ...................... 11 02/20/26 EUR 270.00 EUR 145 (4,169)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 31 02/20/26 USD 82.00 USD 250 (58)
JPMorgan Chase & Co. ........................ 9 02/20/26 USD 355.00 USD 290 (1,188)
Meta Platforms, Inc. ........................... 5 02/20/26 USD 750.00 USD 330 (4,037)
SPDR Gold Shares
(a)
.......................... 150 02/20/26 USD 420.00 USD 5,945 (84,411)
Tesla, Inc. .................................. 6 02/20/26 USD 550.00 USD 270 (4,381)
Tesla, Inc. .................................. 6 02/20/26 USD 560.00 USD 270 (3,811)
Vertiv Holdings Co. ........................... 20 02/20/26 USD 250.00 USD 324 (1,870)
(198,572)
Put
Boeing Co. (The) ............................. 3 01/16/26 USD 185.00 USD 65 (48)
Boston Scientific Corp. ......................... 4 01/16/26 USD 90.00 USD 38 (160)
Carrier Global Corp. ........................... 27 01/16/26 USD 50.00 USD 143 (742)
Costco Wholesale Corp. ........................ 1 01/16/26 USD 840.00 USD 86 (435)
Delta Air Lines, Inc. ........................... 33 01/16/26 USD 57.50 USD 229 (742)
iShares Russell 2000 ETF ....................... 5 01/16/26 USD 225.00 USD 123 (66)
State Street SPDR S&P Regional Banking ETF ........ 24 01/16/26 USD 61.00 USD 156 (943)
Vistra Corp. ................................ 9 01/16/26 USD 150.00 USD 145 (1,413)
Walt Disney Co. (The) ......................... 6 01/16/26 USD 100.00 USD 68 (15)
Alphabet, Inc. ............................... 19 02/20/26 USD 290.00 USD 596 (12,112)
Amazon.com, Inc. ............................ 8 02/20/26 USD 215.00 USD 185 (4,040)
Amazon.com, Inc. ............................ 24 02/20/26 USD 205.00 USD 554 (6,840)
Apple, Inc. ................................. 14 02/20/26 USD 245.00 USD 381 (2,639)
Fifth Third Bancorp ........................... 45 02/20/26 USD 43.00 USD 211 (2,475)
Goldman Sachs Group, Inc. (The) ................. 1 02/20/26 USD 770.00 USD 88 (567)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 31 02/20/26 USD 78.00 USD 250 (427)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Microsoft Corp. .............................. 8 02/20/26 USD 440.00 USD 387 $ (3,720)
Rockwell Automation, Inc. ....................... 4 02/20/26 USD 330.00 USD 156 (700)
SPDR Gold Shares
(a)
.......................... 25 02/20/26 USD 370.00 USD 991 (7,793)
Tesla, Inc. .................................. 6 02/20/26 USD 360.00 USD 270 (2,715)
Tesla, Inc. .................................. 6 02/20/26 USD 350.00 USD 270 (2,160)
Valero Energy Corp. ........................... 15 02/20/26 USD 145.00 USD 244 (3,052)
Vertiv Holdings Co. ........................... 20 02/20/26 USD 140.00 USD 324 (10,000)
Broadcom, Inc. .............................. 8 03/20/26 USD 310.00 USD 277 (11,580)
Citigroup, Inc. ............................... 12 03/20/26 USD 95.00 USD 140 (1,086)
Delta Air Lines, Inc. ........................... 9 03/20/26 USD 60.00 USD 62 (1,426)
NVIDIA Corp. ............................... 24 03/20/26 USD 145.00 USD 448 (5,808)
SPDR Gold Shares
(a)
.......................... 19 03/20/26 USD 375.00 USD 753 (11,369)
United Airlines Holdings, Inc. ..................... 6 03/20/26 USD 85.00 USD 67 (795)
Broadcom, Inc. .............................. 5 09/18/26 USD 280.00 USD 173 (11,662)
NVIDIA Corp. ............................... 7 09/18/26 USD 150.00 USD 131 (7,595)
(115,125)
$ (313,697)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Citibank NA 01/16/26 CLP 940.00 USD 13 $ (8)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 58 (355)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 57 (880)
–
(1,243)
–
Put
EUR Currency ............................. Bank of America NA 01/12/26 USD 1.13 EUR 291 (3)
USD Currency ............................. Citibank NA 01/16/26 CLP 920.00 USD 13 (316)
USD Currency ............................. Standard Chartered Bank 02/25/26 IDR 16,250.00 USD 409 (364)
USD Currency ............................. Bank of America NA 02/26/26 ZAR 16.70 USD 409 (6,621)
USD Currency ............................. Bank of America NA 02/26/26 MXN 17.95 USD 410 (3,058)
USD Currency ............................. Morgan Stanley & Co. International plc 02/26/26 BRL 5.25 USD 410 (959)
USD Currency ............................. Bank of America NA 03/12/26 IDR 16,325.00 USD 407 (752)
USD Currency ............................. Bank of America NA 03/12/26 BRL 5.25 USD 407 (1,274)
USD Currency ............................. Bank of America NA 03/12/26 MXN 17.65 USD 407 (1,324)
USD Currency ............................. Bank of America NA 03/12/26 ZAR 16.35 USD 408 (3,079)
–
(17,750)
–
$ (18,993)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Bought Protection on
5-Year Credit Default
Swap ......... 1 .00%
Markit CDX North
American Investment
Grade Index Series
45.V1 Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 311 $ (1,331)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
45.V1 1 .00 % Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 311 $ (154)
$ (1,485)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.87% Annual 1-day SOFR Annual Barclays Bank plc 01/02/26 2 .87 % USD 392 $ —
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
Nomura International
plc 02/17/26 3 .60 USD 695 (1,559)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual Citibank NA 02/18/26 3 .40 USD 1,038 (653)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 2 .90 USD 1,012 (298)
10-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 3 .25 USD 544 (184)
30-Year Interest Rate Swap
(a)
4.20% Annual 1-day SONIA Annual
Goldman Sachs
International 03/04/26 4 .20 GBP 210 (1,341)
10-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual Citibank NA 03/11/26 3 .50 USD 1,046 (2,206)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 USD 1,333 (895)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 6,616 (2,171)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 523 (3,113)
(12,420)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3 .96 USD 938 (1,778)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4 .30 USD 415 (1,835)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.77% Annual
JPMorgan Chase
Bank NA 02/10/26 3 .77 USD 271 (119)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Nomura International
plc 02/17/26 4 .00 USD 695 (1,636)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3 .58 USD 2,356 (470)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2 .94 EUR 1,292 (19,558)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4 .00 USD 1,218 (8,484)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 6,616 (4,263)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 523 (3,865)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 7,038 (19,056)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 2,786 (13,036)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 4,219 (11,273)
(85,373)
$ (97,793)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (3,643) $ (2,516) $ (1,127)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (741) (27) (714)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 456 (36,783) (29,352) (7,431)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 241 (5,471) (4,868) (603)
Markit CDX North American High Yield Index
Series 45.V1 ..................... 5 .00 Quarterly 12/20/30 USD 138 (10,708) (9,103) (1,605)
$ (57,346) $ (45,866) $ (11,480)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 149 $ 8,801 $ 3 $ 8,798
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 257 19,412 5,720 13,692
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 12/20/29 NR EUR 12 (8,009) — (8,009)
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 833 100,755 63,995 36,760
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 1 (866) — (866)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 91 12,339 9,731 2,608
$ 132,432 $ 79,449 $ 52,983
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day TIIEOIS Monthly N/A 01/09/26 MXN 2,975 $ (250) $ — $ (250)
3.79% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 23,775 (4,510) — (4,510)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 11,862 (528) — (528)
1-day TIIEOIS Monthly 8.47% Monthly N/A 02/25/26 MXN 5,365 954 — 954
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 3,498 — 3,498
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 2,033 (364) — (364)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 75,113 264 74,849
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 2,826 (1,108) — (1,108)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 8,284 — 8,284
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 1,322 200 — 200
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 2,687 (562) — (562)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 3,977 — 3,977

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,873 $ (282) $ — $ (282)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 170 (623) — (623)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 477 (1,403) — (1,403)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 385 (54) — (54)
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 12,278 — 12,278
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 20,983 23,978 — 23,978
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 806 72 — 72
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 2,905 11,550 — 11,550
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 13,529 1,511 — 1,511
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 1,149 (647) — (647)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 398 (4,848) — (4,848)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 239 (2,892) — (2,892)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 15,554 2,230 — 2,230
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 77 (197) 6 (203)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 211,347 2,468 208,879
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 2,318 21,114 — 21,114
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 2,318 23,386 — 23,386
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 13,407 (300) — (300)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 24,000 (426) — (426)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 410 (250) — (250)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 227 (220) — (220)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 767 12,072 — 12,072
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 3,286 1,348 — 1,348
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 24,554 — 24,554
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 (5,163) — (5,163)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 834 — 834
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (22,395) — (22,395)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 23,493 — 23,493
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 2,094 4,020 — 4,020
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 152,896 (1,702) — (1,702)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 193,173 (2,137) — (2,137)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 10,171 — 10,171
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 10,222 — 10,222
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 820 203 — 203
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 351 (474) — (474)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 173 (133) — (133)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 50,203 — 50,203
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 4,813 931 — 931
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 5,883 1,216 — 1,216
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 501,541 9,995 491,546
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 49,829 — 49,829
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 35,512 — 35,512
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 33,581 — 33,581
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 8,527 — 8,527
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 6,646 18,558 — 18,558
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 623 (1,667) — (1,667)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 1,099 18,300 — 18,300
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 1,099 21,441 — 21,441
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 25 308 7 301
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 26 409 517 (108)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 49 649 100 549
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 687 (1,431) — (1,431)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 1,074 (17,783) — (17,783)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 935 14,421 — 14,421
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,268 322 — 322

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 5,425 $ 871 $ — $ 871
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,197 (7,031) — (7,031)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 245 (45) — (45)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 276 (786) — (786)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 513 187 — 187
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 323 130 — 130
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 502 317 52 265
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 360 52 — 52
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 1,926 97 — 97
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 614 (538) — (538)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 748 (638) — (638)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 1,028 (542) — (542)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 128 359 — 359
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,938 (35) — (35)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 785 (1,984) — (1,984)
3-mo. CD_KSDA Quarterly 2.91% Quarterly N/A 12/17/30 KRW 100,099 (751) — (751)
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 2,124 421 — 421
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 90 (372) — (372)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 91 (380) — (380)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 91 (397) — (397)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 128,837 — 128,837
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (10,767) — (10,767)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 11,135 — 11,135
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 22,262 — 22,262
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 11,220 — 11,220
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 1,978 398 — 398
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 1,978 413 — 413
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 483,194 15,566 467,628
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 (3,674) — (3,674)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (5,849) — (5,849)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 885 (8,279) — (8,279)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 875 (3,960) — (3,960)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 472 (1,904) — (1,904)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 96 (58) — (58)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 96 65 67 (2)
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 428 154 — 154
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 13,450 — 13,450
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (1,761) 70 (1,831)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 35,194 — 35,194
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (37,927) — (37,927)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (37,905) — (37,905)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 (7,709) 1,610 (9,319)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 314,059 971 313,088
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (27,868) 1,585 (29,453)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 2,350 (707) — (707)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 210 (227) — (227)
$ 2,030,529 $ 33,278 $ 1,997,251
(a)
Forward swap.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 5,046 $ — $ 5,046
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 5 $ (104) $ 109 $ (213)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 5 1,038 1,222 (184)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (156) 55 (211)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 (3) 1,052 (1,055)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 (3) 1,023 (1,026)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 4,451 461 3,990
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (532) 341 (873)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (857) 669 (1,526)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (1,559) (291) (1,268)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 (1,660) 833 (2,493)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (667) (389) (278)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 35 (690) (179) (511)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 34 (535) — (535)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 15 (99) 585 (684)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 38 (1,294) (721) (573)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 20 (165) (47) (118)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 10 (234) (48) (186)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 20 (3,311) (3,038) (273)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 10 (1,655) (1,550) (105)
American Airlines Group, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 USD 5 (196) 104 (300)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 10 (1,561) (1,455) (106)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 5 54 99 (45)
Southwest Airlines Co. ...... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 20 (35) 53 (88)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 45 (78) 198 (276)
Whirlpool Corp. ........... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 5 334 328 6
$ – $ – $ –
$ (9,517) $ (586) $ (8,931)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 50 $ 1,857 $ 1,222 $ 635
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 23 1,986 1,647 339
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 18 312 87 225
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 71 11,563 7,368 4,195
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 3,458 2,777 681
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 3,458 3,296 162
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 18 323 90 233

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Swedbank AB ........ 1 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 34 $ 398 $ (81) $ 479
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 38 1,207 703 504
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 23 4,960 2,954 2,006
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 24 5,091 3,175 1,916
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 8 1,092 767 325
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5 889 909 (20)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5 889 909 (20)
$ 37,483 $ 25,823 $ 11,660
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 7,397 $ 40 $ — $ 40
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 20,705 119 — 119
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 1,081 (22,170) — (22,170)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 677 (13,941) — (13,941)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 1,370 (27,440) — (27,440)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (26,304) — (26,304)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 7 (147) — (147)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 94,388 (691) — (691)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 93,697 (660) — (660)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 186,023 (1,160) — (1,160)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 12/17/27 CLP 93,595 (18) — (18)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 591 (1,538) — (1,538)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 688 (1,557) — (1,557)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 1,058 (2,395) — (2,395)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 2,763 (4,288) — (4,288)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 55 (31) — (31)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 266 (64) — (64)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 153 765 — 765
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 52,354 643 — 643

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 52,201 $ 614 $ — $ 614
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 102,370 1,101 — 1,101
$ (99,122) $ — $ (99,122)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/26 USD 5 $ 989 $ — $ 989
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 03/20/26 USD 2 442 — 442
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 3 653 — 653
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2 426 — 426
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/26 USD 1 57 — 57
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 6 574 — 574
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.45%
At
Termination Citibank NA 03/20/26 USD 3 (672) — (672)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.30%
At
Termination
Goldman Sachs
International 03/20/26 USD 5 181 — 181
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.30%
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 3 110 — 110
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 19 109 — 109
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 4 1 — 1
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 10 38 — 38

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 11 $ (80) $ — $ (80)
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 8 17 — 17
1-day SOFR ....... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 6 (33) — (33)
$ 2,812 $ — $ 2,812
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 88,394 02/11/26 0.26% 1D OBFR01 Monthly $ 3,523
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 15,768 02/10/26 0.30% HONIA Monthly (1,079)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 31,448 02/09/26 0.20% 1D OBFR01 Monthly 606
AMC Networks, Inc. .......... Barclays Bank plc 6,568 08/23/26 0.20% 1D OBFR01 Monthly (75)
Baidu, Inc. ................ JPMorgan Chase Bank NA 12,931 02/10/26 0.30% HONIA Monthly 225
Bilibili, Inc. ................ JPMorgan Chase Bank NA 7,644 02/10/26 0.15% HONIA Monthly (240)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 11,756 02/10/26 0.26% 1D ESTR Monthly 1,393
Comstock Resources, Inc. ...... JPMorgan Chase Bank NA 7,528 02/09/26 0.20% 1D OBFR01 Monthly 29
Derayah Financial Co. ........ JPMorgan Chase Bank NA 5,826 02/11/26 0.75% 1D OBFR01 Monthly (662)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 5,434 02/09/26 0.20% 1D OBFR01 Monthly 178
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 20,095 02/11/26 0.75% 1D OBFR01 Monthly 878
EQT Corp. ................ JPMorgan Chase Bank NA 7,697 02/09/26 0.20% 1D OBFR01 Monthly (407)
Flagstar Bank NA ............ JPMorgan Chase Bank NA 33,192 02/09/26 0.20% 1D OBFR01 Monthly (748)
flynas Co. SJSC ............ JPMorgan Chase Bank NA 4,485 02/11/26 0.75% 1D OBFR01 Monthly 94
Iberdrola SA ............... JPMorgan Chase Bank NA 35,474 02/11/26 0.26% 1D OBFR01 Monthly 1,337
JD.com, Inc. ............... JPMorgan Chase Bank NA 11,944 02/10/26 0.30% HONIA Monthly (441)
Kuaishou Technology ......... JPMorgan Chase Bank NA 7,893 02/10/26 1.00% HONIA Monthly (453)
NetEase, Inc. .............. JPMorgan Chase Bank NA 11,143 02/10/26 0.30% HONIA Monthly (133)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 4,463 02/10/26 0.30% HONIA Monthly 471
ONEOK, Inc. ............... JPMorgan Chase Bank NA 7,823 02/09/26 0.20% 1D OBFR01 Monthly (32)
Rasan Information Technology Co. JPMorgan Chase Bank NA 6,074 02/11/26 0.75% 1D OBFR01 Monthly (113)
RELX plc ................. JPMorgan Chase Bank NA 3,125 02/10/26 0.25% 1D SONIA Monthly 17
Rheinmetall AG ............. JPMorgan Chase Bank NA 7,346 02/10/26 0.26% 1D OBFR01 Monthly (48)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 2,765 02/10/26 0.30% HONIA Monthly 139
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 1,017 02/11/26 0.26% 1D OBFR01 Monthly 172
SSE plc .................. JPMorgan Chase Bank NA 13,487 02/10/26 0.25% 1D SONIA Monthly 175
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 7,927 02/10/26 0.30% 1D OBFR01 Monthly (327)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 15,548 02/10/26 1.00% HONIA Monthly (199)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 13,131 02/10/26 0.30% 1D OBFR01 Monthly (1,019)
XPeng, Inc. ................ JPMorgan Chase Bank NA 7,015 02/10/26 0.15% 1D OBFR01 Monthly 103
Total long positions of equity swaps 3,364
Short contracts
(b)
Alexandria Real Estate Equities, Inc. Citibank NA (115,413) 02/24/28 (0.15)% 1D OBFR01 Monthly (771)
Alliance Laundry Holdings, Inc. .. Barclays Bank plc (43,285) 08/23/26 (0.63)% 1D OBFR01 Monthly 2,524
Alstom SA ................ Citibank NA (35,795) 02/26/26 (0.26)% 1D OBFR01 Monthly (315)
Amcor plc ................. Citibank NA (82,934) 02/24/28 (0.15)% 1D OBFR01 Monthly (199)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Ares Management Corp. ....... Citibank NA USD (28,918) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 1,441
Axon Enterprise, Inc. ......... Citibank NA (30,610) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,646
Barratt Redrow plc ........... Citibank NA (56,434) 02/26/26 (0.25)% 1D OBFR01 Monthly (1,709)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (61,001) 02/11/26 (0.59)% 1D OBFR01 Monthly (4,395)
Baxter International, Inc. ....... Citibank NA (147,716) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,017)
BE Semiconductor Industries NV . Citibank NA (12,810) 02/26/26 (0.26)% 1D OBFR01 Monthly (166)
Beijer Ref AB .............. JPMorgan Chase Bank NA (5,848) 02/11/26 (0.26)% 1D OBFR01 Monthly (58)
Beijer Ref AB .............. Citibank NA (2,786) 02/26/26 (0.26)% 1D OBFR01 Monthly (6)
BeOne Medicines Ltd. ........ Citibank NA (31,184) 02/25/26 (0.05)% 1D OBFR01 Monthly 1,263
Block, Inc. ................ Citibank NA (96,292) 02/24/28 (0.15)% 1D OBFR01 Monthly 89
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (123) 02/09/26 (0.15)% 1D OBFR01 Monthly 3
Brown-Forman Corp. ......... Citibank NA (18,518) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,344
Builders FirstSource, Inc. ...... Citibank NA (69,446) 02/24/28 (0.15)% 1D OBFR01 Monthly 510
Bunge Global SA ............ Citibank NA (43,369) 02/24/28 (0.15)% 1D OBFR01 Monthly 343
BXP, Inc. ................. Citibank NA (85,899) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,426
Cellnex Telecom SA .......... Citibank NA (20,147) 02/26/26 (0.09)% 1D OBFR01 Monthly (559)
CF Industries Holdings, Inc. ..... Citibank NA (81,054) 02/24/28 (0.15)% 1D OBFR01 Monthly 311
CH Robinson Worldwide, Inc. ... Citibank NA (58,901) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,510
Chailease Holding Co. Ltd. ..... Citibank NA (2,636) 02/25/26 (0.65)% 1D OBFR01 Monthly 68
Charles River Laboratories
International, Inc. .......... Citibank NA (23,139) 02/24/28 (0.15)% 1D OBFR01 Monthly 398
China Construction Bank Corp. .. Citibank NA (28,109) 02/25/26 (0.05)% 1D OBFR01 Monthly (596)
China Merchants Bank Co. Ltd. .. Citibank NA (36,059) 02/25/26 (0.30)% 1D OBFR01 Monthly (1,357)
China Railway Group Ltd. ...... Citibank NA (17,979) 02/25/26 (0.19)% 1D OBFR01 Monthly (231)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (51,825) 02/25/26 (0.30)% 1D OBFR01 Monthly 778
Cigna Group (The) ........... Citibank NA (66,420) 02/24/28 (0.15)% 1D OBFR01 Monthly 90
Community Financial System, Inc. JPMorgan Chase Bank NA (6,593) 02/09/26 (0.15)% 1D OBFR01 Monthly 217
Constellation Brands, Inc. ...... Citibank NA (20,817) 02/24/28 (0.15)% 1D OBFR01 Monthly 537
Continental AG ............. Citibank NA (37,862) 02/26/26 (0.26)% 1D OBFR01 Monthly (550)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (4,786) 02/09/26 (0.15)% 1D OBFR01 Monthly 776
Cosan SA ................. JPMorgan Chase Bank NA (10,164) 02/10/26 (0.40)% 1D OBFR01 Monthly (155)
Croda International plc ........ Citibank NA (11,164) 02/26/26 (0.25)% 1D OBFR01 Monthly 317
CRRC Corp. Ltd. ............ Citibank NA (16,279) 02/25/26 (0.30)% 1D OBFR01 Monthly 163
CVB Financial Corp. .......... JPMorgan Chase Bank NA (5,648) 02/09/26 (0.15)% 1D OBFR01 Monthly 291
Datadog, Inc. .............. Citibank NA (15,847) 02/24/28 (0.15)% 1D OBFR01 Monthly 616
Davide Campari-Milano NV ..... Citibank NA (29,337) 02/26/26 (0.21)% 1D OBFR01 Monthly 266
Deere & Co. ............... Citibank NA (20,157) 02/24/28 (0.15)% 1D OBFR01 Monthly 137
Delivery Hero SE ............ Citibank NA (38,418) 02/26/26 (0.26)% 1D OBFR01 Monthly 143
Disco Corp. ................ Citibank NA (29,983) 02/26/26 (0.10)% 1D OBFR01 Monthly (483)
DMG Mori Co. Ltd. ........... Citibank NA (29,118) 02/26/26 (0.17)% 1D OBFR01 Monthly (238)
Dollar Tree, Inc. ............. Citibank NA (46,791) 02/24/28 (0.15)% 1D OBFR01 Monthly (199)
Dow, Inc. ................. Citibank NA (46,302) 02/24/28 (0.15)% 1D OBFR01 Monthly (37)
Elevance Health, Inc. ......... Citibank NA (50,952) 02/24/28 (0.15)% 1D OBFR01 Monthly (929)
Entain plc ................. Citibank NA (20,904) 02/26/26 (0.25)% 1D OBFR01 Monthly (302)
Equifax, Inc. ............... Citibank NA (35,244) 02/24/28 (0.15)% 1D OBFR01 Monthly 527
Expand Energy Corp. ......... Citibank NA (113,663) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,656)
First Solar, Inc. ............. Citibank NA (30,167) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,477
Food & Life Cos. Ltd. ......... Citibank NA (58,179) 02/26/26 (0.14)% 1D OBFR01 Monthly (2,356)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (1,070) 02/23/26 (0.35)% 1D OBFR01 Monthly 50
Formosa Chemicals & Fibre Corp. Citibank NA (15,484) 02/25/26 (0.66)% 1D OBFR01 Monthly 185
Formosa Plastics Corp. ........ Citibank NA (21,646) 02/25/26 (2.30)% 1D OBFR01 Monthly 565
Galaxy Digital, Inc. ........... JPMorgan Chase Bank NA (5,348) 02/09/26 (0.52)% 1D OBFR01 Monthly 764
Genuine Parts Co. ........... Citibank NA (52,705) 02/24/28 (0.15)% 1D OBFR01 Monthly 939
Grifols SA ................. Citibank NA (31,275) 02/26/26 (0.26)% 1D OBFR01 Monthly 1,201
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (16,153) 02/11/26 (0.66)% 1D OBFR01 Monthly (1,385)
Harmonic Drive Systems, Inc. ... Citibank NA (24,930) 02/26/26 (0.12)% 1D OBFR01 Monthly (1,628)
Hasbro, Inc. ............... Citibank NA (55,687) 02/24/28 (0.15)% 1D OBFR01 Monthly (319)
Hensoldt AG ............... Citibank NA (33,461) 02/26/26 (0.26)% 1D OBFR01 Monthly 315
Horizon Robotics ............ JPMorgan Chase Bank NA (1,996) 02/10/26 (1.50)% 1D OBFR01 Monthly (13)
Horizon Robotics ............ Citibank NA (19,669) 02/25/26 (1.40)% 1D OBFR01 Monthly 248
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (2,821) 02/10/26 (0.30)% 1D OBFR01 Monthly 170
HUTCHMED China Ltd. ....... Citibank NA (6,640) 02/25/26 (0.90)% 1D OBFR01 Monthly 13

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
IDEXX Laboratories, Inc. ....... Citibank NA USD (25,896) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 864
IHI Corp. ................. Citibank NA (14,269) 02/26/26 (0.11)% 1D OBFR01 Monthly 205
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (28,650) 02/10/26 (0.25)% 1D OBFR01 Monthly 1,925
IMCD NV ................. Citibank NA (27,239) 02/26/26 (0.26)% 1D OBFR01 Monthly (262)
Innolux Corp. .............. Citibank NA (31,291) 02/25/26 (0.35)% 1D OBFR01 Monthly (11,039)
International Paper Co. ........ JPMorgan Chase Bank NA (32,225) 02/11/26 (0.50)% 1D OBFR01 Monthly 719
International Paper Co. ........ Citibank NA (221,326) 02/24/28 (0.15)% 1D OBFR01 Monthly (558)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (138,179) 02/24/28 (0.45)% 1D OBFR01 Monthly (343)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (184,310) 02/09/26 (0.30)% 1D OBFR01 Monthly 733
Jack Henry & Associates, Inc. ... Citibank NA (24,464) 02/24/28 (0.15)% 1D OBFR01 Monthly 377
Japan Steel Works Ltd. (The) .... Citibank NA (25,178) 02/26/26 (0.14)% 1D OBFR01 Monthly 554
JD Health International, Inc. ..... Citibank NA (9,163) 02/25/26 (0.30)% 1D OBFR01 Monthly 569
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (3,442) 02/11/26 (0.25)% 1D OBFR01 Monthly (240)
JD Sports Fashion plc ......... Citibank NA (35,781) 02/26/26 (0.25)% 1D OBFR01 Monthly (301)
JDE Peet's NV ............. Citibank NA (17,555) 02/26/26 (0.26)% 1D OBFR01 Monthly 15
Johnson Controls International plc Citibank NA (56,741) 02/24/28 (0.15)% 1D OBFR01 Monthly 99
Kadokawa Corp. ............ Citibank NA (21,229) 02/26/26 (0.12)% 1D OBFR01 Monthly (1,043)
Kawasaki Heavy Industries Ltd. .. Citibank NA (28,606) 02/26/26 (0.13)% 1D OBFR01 Monthly 2,079
Kering SA ................. Citibank NA (149,688) 02/26/26 0.00% 1D OBFR01 Monthly 3,972
KKR & Co., Inc. ............. Citibank NA (137,317) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,100
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (6,667) 02/26/26 (0.10)% 1D OBFR01 Monthly (267)
Leidos Holdings, Inc. ......... Citibank NA (31,813) 02/24/28 (0.15)% 1D OBFR01 Monthly 965
Lennar Corp. ............... Citibank NA (41,588) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,188
LG Energy Solution Ltd. ....... Citibank NA (18,951) 02/25/26 (7.00)% 1D OBFR01 Monthly 538
Li Auto, Inc. ............... Citibank NA (61,135) 02/25/26 (0.29)% 1D OBFR01 Monthly 366
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (39,284) 02/10/26 (0.25)% 1D OBFR01 Monthly 836
M3, Inc. .................. Citibank NA (68,227) 02/26/26 (0.10)% 1D OBFR01 Monthly (1,728)
MatsukiyoCocokara & Co. ...... Citibank NA (27,867) 02/26/26 (0.25)% 1D OBFR01 Monthly 165
MEIJI Holdings Co. Ltd. ....... Citibank NA (10,767) 02/26/26 (0.15)% 1D OBFR01 Monthly (346)
Meituan .................. Citibank NA (107,043) 02/25/26 (0.07)% 1D OBFR01 Monthly (300)
Mercari, Inc. ............... JPMorgan Chase Bank NA (209) 02/10/26 (0.25)% 1D OBFR01 Monthly (12)
Mercari, Inc. ............... Citibank NA (38,865) 02/26/26 (0.10)% 1D OBFR01 Monthly (2,470)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (49,020) 02/10/26 (0.25)% 1D OBFR01 Monthly (2,745)
MMG Ltd. ................. Citibank NA (54,054) 02/25/26 (0.30)% 1D OBFR01 Monthly (180)
Molina Healthcare, Inc. ........ Citibank NA (99,026) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,966)
Molson Coors Beverage Co. .... Citibank NA (31,282) 02/24/28 (0.15)% 1D OBFR01 Monthly (87)
Mosaic Co. (The) ............ Citibank NA (73,422) 02/24/28 (0.15)% 1D OBFR01 Monthly 670
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (290) 02/10/26 (0.85)% 1D OBFR01 Monthly 19
Natura Cosmeticos SA ........ Citibank NA (3,367) 02/24/28 (0.41)% 1D OBFR01 Monthly (104)
NEC Corp. ................ Citibank NA (34,231) 02/26/26 (0.14)% 1D OBFR01 Monthly 395
Neste OYJ ................ Citibank NA (19,672) 02/26/26 (0.26)% 1D OBFR01 Monthly (576)
Nibe Industrier AB ........... Citibank NA (40,437) 02/26/26 (0.26)% 1D OBFR01 Monthly (550)
Nippon Yusen KK ............ Citibank NA (24,979) 02/26/26 (0.10)% 1D OBFR01 Monthly (934)
Nissan Motor Co. Ltd. ......... JPMorgan Chase Bank NA (23,864) 02/10/26 (0.17)% 1D OBFR01 Monthly (240)
Norfolk Southern Corp. ........ Citibank NA (121,602) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,206
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (119,701) 02/10/26 (0.25)% 1D OBFR01 Monthly (2,339)
Norwegian Cruise Line Holdings Ltd. Citibank NA (122,281) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,699
Novonesis Novozymes B ...... Citibank NA (45,180) 02/26/26 (0.26)% 1D OBFR01 Monthly (630)
Occidental Petroleum Corp. ..... Citibank NA (69,264) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,462)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (30,468) 02/26/26 (0.11)% 1D OBFR01 Monthly (12)
Open Text Corp. ............ Citibank NA (48,965) 02/24/28 (0.20)% 1D OBFR01 Monthly 1,775
ORLEN SA ................ Citibank NA (16,105) 02/26/26 (0.50)% 1D OBFR01 Monthly (153)
Packaging Corp. of America .... Citibank NA (42,962) 02/24/28 (0.15)% 1D OBFR01 Monthly 66
Pool Corp. ................ Citibank NA (37,333) 02/24/28 (0.15)% 1D OBFR01 Monthly 504
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (18,789) 02/10/26 (8.75)% 1D OBFR01 Monthly 2,559
POSCO Future M Co. Ltd. ...... Citibank NA (12,324) 02/25/26 (7.00)% 1D OBFR01 Monthly 249
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (51,293) 02/25/26 (0.30)% 1D OBFR01 Monthly (704)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (9,396) 02/09/26 (0.25)% 1D OBFR01 Monthly (383)
PRIO SA ................. Citibank NA (31,670) 02/24/28 (0.31)% 1D OBFR01 Monthly (1,944)
Quanta Services, Inc. ......... Citibank NA (112,155) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,841

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Restaurant Brands International, Inc. Citibank NA USD (138,756) 02/24/28 (0.20)% 1D OBFR01 Monthly $ 4,191
Revvity, Inc. ............... Citibank NA (23,758) 02/24/28 (0.15)% 1D OBFR01 Monthly 248
Roche Holding AG ........... Citibank NA (39,006) 02/26/26 (0.22)% 1D OBFR01 Monthly (226)
Ryohin Keikaku Co. Ltd. ....... Citibank NA (30,472) 02/26/26 (0.12)% 1D OBFR01 Monthly 2,220
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (20,547) 02/10/26 (0.25)% 1D OBFR01 Monthly (951)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (23,603) 02/11/26 (0.26)% 1D OBFR01 Monthly 23
Sasol Ltd. ................. JPMorgan Chase Bank NA (34,561) 02/11/26 (0.40)% 1D OBFR01 Monthly (1,648)
SATS Ltd. ................. JPMorgan Chase Bank NA (7,632) 02/10/26 (0.30)% 1D OBFR01 Monthly (952)
SBA Communications Corp. .... Citibank NA (82,589) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,166)
SBI Holdings, Inc. ........... Citibank NA (54,667) 02/26/26 (0.11)% 1D OBFR01 Monthly (1,363)
Seagate Technology Holdings plc . Citibank NA (31,389) 02/24/28 (0.15)% 1D OBFR01 Monthly 821
Seatrium Ltd. .............. JPMorgan Chase Bank NA (14,329) 02/10/26 (0.75)% 1D OBFR01 Monthly (425)
Seatrium Ltd. .............. Citibank NA (22,268) 02/25/26 (1.03)% 1D OBFR01 Monthly (366)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (10,017) 02/10/26 (0.30)% 1D OBFR01 Monthly (267)
Sembcorp Industries Ltd. ...... Citibank NA (12,902) 02/25/26 (0.30)% 1D OBFR01 Monthly (187)
SGH Ltd. ................. JPMorgan Chase Bank NA (24,496) 02/10/26 (0.25)% 1D OBFR01 Monthly (134)
Sharp Corp. ............... JPMorgan Chase Bank NA (13,901) 02/10/26 (0.64)% 1D OBFR01 Monthly 620
Sharp Corp. ............... Citibank NA (2,416) 02/26/26 (1.24)% 1D OBFR01 Monthly (43)
Shiseido Co. Ltd. ............ Citibank NA (35,991) 02/26/26 (0.10)% 1D OBFR01 Monthly 1,064
SIG Group AG .............. Citibank NA (39,485) 02/26/26 (0.26)% 1D OBFR01 Monthly (3,079)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (8,385) 02/10/26 (0.50)% 1D OBFR01 Monthly (62)
Sigma Foods SAB de CV ...... Citibank NA (4,521) 02/24/28 (0.86)% 1D OBFR01 Monthly 122
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (49,245) 02/10/26 (0.25)% 1D OBFR01 Monthly (2,781)
Smurfit WestRock plc ......... Citibank NA (126,230) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,922)
SoftBank Group Corp. ........ Citibank NA (33,775) 02/26/26 (0.15)% 1D OBFR01 Monthly 111
Solventum Corp. ............ Citibank NA (17,448) 02/24/28 (0.15)% 1D OBFR01 Monthly 332
SSE plc .................. JPMorgan Chase Bank NA (6,780) 02/11/26 (0.25)% 1D SONIA Monthly (51)
Super Micro Computer, Inc. ..... Citibank NA (53,161) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,080
Swatch Group AG (The) ....... JPMorgan Chase Bank NA (8,644) 02/11/26 (0.26)% 1D OBFR01 Monthly (397)
Swatch Group AG (The) ....... Citibank NA (5,328) 02/26/26 (0.26)% 1D OBFR01 Monthly 72
Synopsys, Inc. .............. Citibank NA (87,586) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,097
Teledyne Technologies, Inc. ..... Citibank NA (98,447) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,408
Teleperformance SE .......... Citibank NA (18,587) 02/26/26 (0.26)% 1D OBFR01 Monthly (12)
Temenos AG (Registered) ...... Citibank NA (44,180) 02/26/26 (0.26)% 1D OBFR01 Monthly 222
Teradyne, Inc. .............. Citibank NA (19,722) 02/24/28 (0.15)% 1D OBFR01 Monthly 366
TOPPAN Holdings, Inc. ........ Citibank NA (28,117) 02/26/26 (0.13)% 1D OBFR01 Monthly 1,363
Tourmaline Oil Corp. .......... Citibank NA (41,337) 02/24/28 (0.21)% 1D OBFR01 Monthly (695)
Toyota Industries Corp. ........ Citibank NA (68,182) 02/26/26 (0.14)% 1D OBFR01 Monthly 162
UNITE Group plc (The) ........ Citibank NA (22,100) 02/26/26 (0.25)% 1D OBFR01 Monthly (426)
United Rentals, Inc. .......... Citibank NA (21,235) 02/24/28 (0.15)% 1D OBFR01 Monthly 193
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (111,313) 02/09/26 (0.47)% 1D OBFR01 Monthly 93
W R Berkley Corp. ........... Citibank NA (45,783) 02/24/28 (0.15)% 1D OBFR01 Monthly 65
Willis Towers Watson plc ....... Citibank NA (49,195) 02/24/28 (0.15)% 1D OBFR01 Monthly 562
Wise plc .................. Citibank NA (15,998) 02/26/26 (0.25)% 1D OBFR01 Monthly 29
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (2,363) 02/10/26 (0.76)% 1D OBFR01 Monthly 189
Xinyi Glass Holdings Ltd. ...... Citibank NA (15,612) 02/25/26 (2.00)% 1D OBFR01 Monthly 292
XPeng, Inc. ................ Citibank NA (74,292) 02/25/26 (0.27)% 1D OBFR01 Monthly (1,967)
Yakult Honsha Co. Ltd. ........ Citibank NA (32,276) 02/26/26 (0.10)% 1D OBFR01 Monthly (546)
Zensho Holdings Co. Ltd. ...... Citibank NA (22,910) 02/26/26 (0.13)% 1D OBFR01 Monthly (12)
Zijin Mining Group Co. Ltd. ..... Citibank NA (27,011) 02/25/26 (0.30)% 1D OBFR01 Monthly (461)
      Total short positions of equity swaps 5,172
Total long and short position of equity swaps 8,536
Net dividends and financing fees (7,710)
Total equity swap contracts including dividends and financing fees $ 826

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day EFFR ......................................... Effective Federal Funds Rate 3 .64
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .67
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .25
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .30
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .81
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .89
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .39
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .77
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 112,727 $ (45,866) $ 2,301,979 $ (258,179) $ —
OTC Swaps ..................................................... 33,036 (7,799) 117,773 (210,528) —
Options Written ................................................... N/A N/A 148,535 (98,274) (431,968)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 57,599 $ — $ 46,383 $ — $ 103,982
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 235,065 — — 235,065
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — 504,364 4,443 11,236 — 520,043
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 61,858 — — 2,235,075 5,046 2,301,979
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 48,732 98,795 — 3,282 — 150,809
$ — $ 110,590 $ 660,758 $ 239,508 $ 2,295,976 $ 5,046 $ 3,311,878

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 81,597 $ — $ 134,431 $ — $ 216,028
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 208,881 — — 208,881
Options written
(b)
Options written at value ..................... — 1,485 313,697 18,993 97,793 — 431,968
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 20,355 — — 237,824 — 258,179
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 20,766 95,157 — 102,404 — 218,327
$ — $ 42,606 $ 490,451 $ 227,874 $ 572,452 $ — $ 1,333,383
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,412,240 $ — $ (962,639) $ — $ 449,601
Forward foreign currency exchange contracts .... — — — (338,042) — — (338,042)
Options purchased
(a)
..................... — (9,423) (631,281) (118,340) (197,199) — (956,243)
Options written ........................ — 856 1,178,401 108,481 434,530 — 1,722,268
Swaps .............................. — (44,541) (996,548) — 89,753 3,568 (947,768)
$ — $ (53,108) $ 962,812 $ (347,901) $ (635,555) $ 3,568 $ (70,184)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (213,431) $ — $ (32,533) $ — $ (245,964)
Forward foreign currency exchange contracts .... — — — 538,027 — — 538,027
Options purchased
(b)
..................... — 717 136,474 (1,740) 20,643 — 156,094
Options written ........................ — 119 56,447 (708) 31,079 — 86,937
Swaps .............................. — 27,675 (61,396) — 1,129,538 702 1,096,519
$ — $ 28,511 $ (81,906) $ 535,579 $ 1,148,727 $ 702 $ 1,631,613
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 37,600,549
Average notional value of contracts — short ................................................................................. 38,135,444
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 16,850,202
Average amounts sold — in USD ........................................................................................ 35,704,920
Options
Average value of option contracts purchased ................................................................................ 548,249
Average value of option contracts written ................................................................................... 381,477
Average notional value of swaption contracts purchased ......................................................................... 11,359,517
Average notional value of swaption contracts written ........................................................................... 47,944,646
Credit default swaps
Average notional value — buy protection ................................................................................... 1,317,158
Average notional value — sell protection ................................................................................... 1,784,165
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 22,143,697
Average notional value — receives fixed rate ................................................................................ 102,265,268
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 126,734
Equity swaps:
Average notional value — long .......................................................................................... 267,957
Average notional value — short ......................................................................................... 6,570,385
Total return swaps
Average notional value ............................................................................................... 131,580
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 244,899 $ —
Forward f oreign currency exchange contracts ................................................................. 235,065 208,881
Options
(a) (b)
........................................................................................ 520,043 431,968
Swaps — centrally cleared .............................................................................. — 38,632
Swaps — OTC
(c)
..................................................................................... 150,809 210,617
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,150,816 $ 890,098
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(749,263) (352,329)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 401,553 $ 537,769
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 12,665 $ (12,665) $ — $ — $ —
Bank of New York Mellon ........................... 4,894 (48) — — 4,846
Barclays Bank plc ................................ 10,493 (6,573) — — 3,920
BNP Paribas SA ................................. 27,185 (27,185) — — —
Canadian Imperial Bank of Commerce .................. 25,706 — — — 25,706
Citibank NA ..................................... 92,178 (86,938) — — 5,240
Credit Agricole Corporate & Investment Bank SA ............ 19,091 (782) — — 18,309
Deutsche Bank AG ................................ 5,633 (5,633) — — —
Goldman Sachs International ......................... 18,573 (18,573) — — —
HSBC Bank plc .................................. 2,238 (1,255) — — 983
JPMorgan Chase Bank NA .......................... 39,097 (39,097) — — —
Morgan Stanley & Co. International plc .................. 9,038 (9,038) — — —
Natwest Markets plc ............................... 438 (438) — — —
Nomura International plc ............................ 206 (206) — — —
Societe Generale SA .............................. 9,902 (5,053) — — 4,849
Standard Chartered Bank ........................... 6,576 (6,576) — — —
State Street Bank and Trust Co. ....................... 1,020 (836) — — 184
Toronto Dominion Bank ............................. 4,695 (4,695) — — —
UBS AG ....................................... 91,578 (1,274) — — 90,304
Wells Fargo Bank NA .............................. 20,347 (20,347) — — —
$ 401,553 $ (247,212) $ — $ — $ 154,341
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA ............................... $ 78,920 $ (12,665) $ — $ — $ 66,255
Bank of New York Mellon ........................... 48 (48) — — —
Barclays Bank plc ................................ 6,573 (6,573) — — —
BNP Paribas SA ................................. 43,895 (27,185) — — 16,710
Citibank NA ..................................... 86,938 (86,938) — — —
Credit Agricole Corporate & Investment Bank SA ............ 782 (782) — — —
Deutsche Bank AG ................................ 39,463 (5,633) — — 33,830
Goldman Sachs International ......................... 56,960 (18,573) — — 38,387
HSBC Bank plc .................................. 1,255 (1,255) — — —
JPMorgan Chase Bank NA .......................... 73,134 (39,097) — — 34,037
Morgan Stanley & Co. International plc .................. 24,961 (9,038) — — 15,923
Natwest Markets plc ............................... 449 (438) — — 11
Nomura International plc ............................ 16,231 (206) — — 16,025
Societe Generale SA .............................. 5,053 (5,053) — — —
Standard Chartered Bank ........................... 17,969 (6,576) — — 11,393
State Street Bank and Trust Co. ....................... 836 (836) — — —
Toronto Dominion Bank ............................. 48,076 (4,695) — — 43,381
UBS AG ....................................... 1,274 (1,274) — — —
Wells Fargo Bank NA .............................. 34,952 (20,347) — — 14,605
$ 537,769 $ (247,212) $ — $ — $ 290,557
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 350,804 $ — $ 350,804
Ireland .............................................. — 2,722,435 — 2,722,435
United Kingdom ........................................ — 31,660 — 31,660
United States .......................................... — 2,942,991 195,500 3,138,491
Common Stocks
Australia ............................................. — 687,968 1 687,969
Austria .............................................. — 3,609 — 3,609
Belgium ............................................. — 81,794 — 81,794
Brazil ............................................... 144,974 124,893 — 269,867
Canada ............................................. 1,963,301 — — 1,963,301
Cayman Islands ........................................ — — 11,876 11,876
China ............................................... 157,543 1,792,176 — 1,949,719
Colombia ............................................ 9,096 — — 9,096
Czech Republic ........................................ — 13,099 — 13,099
Denmark ............................................. 12,794 501,023 — 513,817
Egypt ............................................... — 4,801 — 4,801
Finland .............................................. — 87,351 — 87,351
France .............................................. — 3,642,898 — 3,642,898
Georgia ............................................. — 15,170 — 15,170
Germany ............................................ — 953,037 — 953,037
Greece .............................................. 34,447 9,716 — 44,163
Hong Kong ........................................... — 124,689 — 124,689
Hungary ............................................. — 25,412 — 25,412
India ............................................... — 167,014 — 167,014
Indonesia ............................................ — 45,365 — 45,365
Ireland .............................................. 123,418 — — 123,418
Israel ............................................... 74,468 — 160 74,628
Italy ................................................ — 2,014,938 — 2,014,938
Japan ............................................... 31,103 2,591,210 — 2,622,313
Jersey, Channel Islands ................................... 28,686 — — 28,686
Kazakhstan ........................................... 12,188 8,890 — 21,078
Macau .............................................. — 31,141 — 31,141
Malaysia ............................................. — 15,970 — 15,970
Mexico .............................................. 113,247 115,712 — 228,959
Netherlands ........................................... 19,474 1,721,428 — 1,740,902
Norway .............................................. — 46,408 — 46,408
Philippines ........................................... 6,519 13,792 — 20,311
Poland .............................................. — 117,645 — 117,645
Portugal ............................................. — 8,543 — 8,543
Republic of Turkiye ...................................... 23,635 48,180 — 71,815
Romania ............................................. — 8,570 — 8,570
Saudi Arabia .......................................... 7,409 84,185 — 91,594
Singapore ............................................ 1,276 47,576 — 48,852
South Africa ........................................... 22,027 198,542 — 220,569
South Korea .......................................... 40,148 638,819 — 678,967
Spain ............................................... — 470,693 — 470,693
Sweden ............................................. — 222,633 — 222,633
Switzerland ........................................... 45,502 528,937 — 574,439
Taiwan .............................................. — 2,177,981 — 2,177,981
Thailand ............................................. — 31,515 — 31,515
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 138,208 3,597,625 — 3,735,833
United States .......................................... 70,511,792 521,802 1,309,630 72,343,224
Zambia .............................................. 11,314 — — 11,314

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Corporate Bonds
Australia ............................................. $ — $ 28,145 $ 132,335 $ 160,480
Austria .............................................. — 111,791 — 111,791
Canada ............................................. — 687,446 — 687,446
China ............................................... — 60,567 — 60,567
France .............................................. — 1,768,521 — 1,768,521
Germany ............................................ — 2,865,371 — 2,865,371
Greece .............................................. — 117,003 — 117,003
India ............................................... — — — —
Ireland .............................................. — 119,520 — 119,520
Israel ............................................... — 118,989 — 118,989
Italy ................................................ — 1,614,018 — 1,614,018
Japan ............................................... — 480,347 — 480,347
Jersey, Channel Islands ................................... — 122,702 — 122,702
Luxembourg .......................................... — 985,650 — 985,650
Mauritius ............................................. — 200,000 256,867 456,867
Mexico .............................................. — 325,978 — 325,978
Netherlands ........................................... — 236,552 — 236,552
Spain ............................................... — 614,409 — 614,409
Sweden ............................................. — 300,928 — 300,928
Switzerland ........................................... — 43,968 — 43,968
United Kingdom ........................................ — 2,665,379 57,414 2,722,793
United States .......................................... — 6,193,436 1,436,889 7,630,325
Fixed Rate Loan Interests .................................. — 14,936 — 14,936
Floating Rate Loan Interests
France .............................................. — 133,620 — 133,620
Germany ............................................ — 63,720 — 63,720
Jersey, Channel Islands ................................... — — 107,620 107,620
Netherlands ........................................... — 420,192 — 420,192
Spain ............................................... — 102,431 — 102,431
United Kingdom ........................................ — 339,379 — 339,379
United States .......................................... — 866,811 355,495 1,222,306
Foreign Agency Obligations ................................. — 138,150 — 138,150
Foreign Government Obligations .............................. — 4,415,320 — 4,415,320
Investment Companies .................................... 6,854,498 — — 6,854,498
Municipal Bonds ......................................... — 104,903 — 104,903
Non-Agency Mortgage-Backed Securities ........................ — 2,189,789 — 2,189,789
Preferred Securities
Brazil ............................................... 345 161,117 132,222 293,684
China ............................................... — — 635,811 635,811
Finland .............................................. — — 35,113 35,113
France .............................................. — 471,919 — 471,919
Germany ............................................ — 248,665 — 248,665
India ............................................... — — — —
Italy ................................................ — 122,319 — 122,319
Luxembourg .......................................... — 108,773 — 108,773
Netherlands ........................................... — 239,297 — 239,297
Sweden ............................................. — — — —
United Kingdom ........................................ — 138,840 48,429 187,269
United States .......................................... 164,744 54,686 3,525,548 3,744,978
Rights ................................................ — — 1,193 1,193
U.S. Government Sponsored Agency Securities .................... — 1,148,734 — 1,148,734
U.S. Treasury Obligations ................................... — 77,920 — 77,920
Warrants .............................................. 247 56 81,258 81,561
Short-Term Securities
Foreign Government Obligations .............................. — 214,799 — 214,799
Money Market Funds ...................................... 12,954,672 — — 12,954,672
Options Purchased
Equity contracts .......................................... 226,680 277,684 — 504,364
Foreign currency exchange contracts ........................... — 4,443 — 4,443
Interest rate contracts ...................................... — 11,236 — 11,236
Unfunded Floating Rate Loan Interests
(a)
........................... — — 170 170
$ 93,733,755 $ 61,321,099 $ 8,323,531 $ 163,378,385
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Investments valued at NAV
(b)
...................................... 178,999
$ 163,557,384
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 77,554 $ — $ 77,554
Equity contracts ........................................... 56,907 99,487 — 156,394
Foreign currency exchange contracts ............................ — 235,065 — 235,065
Interest rate contracts ....................................... 46,383 2,238,357 — 2,284,740
Other contracts ........................................... — 5,046 — 5,046
Liabilities
Credit contracts ........................................... — (34,807) — (34,807)
Equity contracts ........................................... (251,372) (239,079) — (490,451)
Foreign currency exchange contracts ............................ — (227,874) — (227,874)
Interest rate contracts ....................................... (134,431) (438,021) — (572,452)
$ (282,513) $ 1,715,728 $ — $ 1,433,215
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ....... $ 187,260 $ 1,037,775 $ 2,135,486 $ 40,872 $ 828,824 $ 3,301,677 $ — $ — $ 41,479 $ 7,573,373
Transfers into Level 3 ..................... — — — — 14,224 — — — 24,416 38,640
Transfers out of Level 3 .................... — — — — — — — — — —
Other
(a)
............................... — (4,056) — — — 4,056 — — — —
Accrued discounts/premiums ................. — — 9,777 — 450 — — — — 10,227
Net realized gain (loss) .................... — (470) 64 — (14,135) 10,347 — — 59 (4,135)
Net change in unrealized appreciation (depreciation)
(b) (c)
8,240 (107,563) (259,821) — 11,220 1,436,411 — 170 16,656 1,105,313
Purchases ............................. — 742,074 928,735 — 315,833 500,363 1,193 — — 2,488,198
Sales ................................ — (346,093) (930,736) (40,872) (693,301) (875,731) — — (1,352) (2,888,085)
Closing balance, as of December 31, 2025 ........
$ 195,500 $ 1,321,667 $ 1,883,505 $ — $ 463,115 $ 4,377,123 $ 1,193 $ 170 $ 81,258 $ 8,323,531
Net change in unrealized appreciation (depreciation) on
investments still held at December 31, 2025
(c)
....
$ 8,240 $ (107,565) $ (259,821) $ — $ 4,793 $ 1,436,411 $ — $ 170 $ 16,656 $ 1,098,884
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $160,343.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $1,504,230 as of December 31, 2025.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 195,500 Income Discount Rate 7% —
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,321,666 Market Revenue Multiple 0.90x - 7.50x 3.45x
Volatility 45% - 80% 68%
Time to Exit 0.4 - 5.0 years 2.1 years
EBITDA Multiple 42.67x —
Gross Profit Multiple 7.25x —
Discount for Lack of
Marketability 6% —
Risk Free Rate 4% —
Income Discount Rate 15% —
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1, 883 , 505 Income Discount Rate 8% - 47% 13%
Estimated Recovery Value 29% —
Market Revenue Multiple 0.80x —
Direct Profit Multiple 2.00x —
Time to Exit 0.6 – 1.0 years 0.7 years
Volatility 60% - 60% 60%
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . 314,512 Income Discount Rate 12% - 21% 15%
Preferred Stocks
(b)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,3 65 , 555 Market Revenue Multiple 1.00x - 52.50x 21.01x
EBITDAR Multiple 8.25x —
Volatility 49% - 90% 70%
Time to Exit 1.0 - 4.0 years 2.7 years
Market Adjustment Multiple 0.20x - 0.85x 0.83x
Gross Profit Multiple 13.50x —
Income Discount Rate 10% - 15% 12%
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,193 Income Discount Rate 4% —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 81,257 Market Revenue Multiple 3.15x - 13.50x 12.30x
Volatility 55% - 80% 68%
Time to Exit 1.0 - 5.2 years 2.9 years
Discount for Lack of
Marketability 6% —
Income Discount Rate 15% —
$ 8 , 1 63 , 1 88

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.02%),
3.73% , 02/27/26 ................ USD 500 $ 500,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 06/24/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 06/26/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 10/15/26 ................ 900 899,961
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
3.87% , 10/16/26 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 10/20/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.76% , 11/06/26 ................ 205 205,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 11/19/26 ................ 41 41,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 01/20/27 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.80% , 01/27/27 ................ 96 96,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.79% , 02/01/27 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.77% , 03/05/27 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.77% , 03/26/27 ................ 95 95,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.76% , 04/19/27 ................ 40 40,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.76% , 05/24/27 ................ 135 135,000
(1-day SOFR at 0.00% Floor + 0.11%),
3.82% , 11/19/27 ................ 105 105,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.79% , 11/23/27 ................ 30 30,000
Federal Home Loan Bank Bonds
3.75% , 02/26/26 .................. 1,045 1,044,453
3.50% , 01/11/27 .................. 735 733,782
Federal Home Loan Bank Discount Notes
(b)
3.56% , 01/02/26 .................. 530 529,943
3.59% , 02/03/26 .................. 228 227,174
3.59% , 02/13/26 .................. 130 129,410
3.59% , 03/03/26 .................. 505 501,937
3.59% , 03/12/26 .................. 775 769,620
3.63% , 04/17/26 .................. 1,005 994,495
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 01/13/26 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 02/17/26 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 03/20/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 04/07/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 04/17/26 ................ 1,000 1,000,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 04/17/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 04/20/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 05/05/26 ................ 245 245,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 05/20/26 ................ 100 100,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 05/28/26 ................ USD 100 $ 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 06/02/26 ................ 245 245,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 06/04/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.72% , 06/18/26 ................ 260 260,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 06/22/26 ................ 380 380,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 06/23/26 ................ 280 280,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.71% , 06/25/26 ................ 125 125,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 06/26/26 ................ 485 485,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.74% , 06/30/26 ................ 135 135,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.80% , 07/02/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.73% , 07/17/26 ................ 260 260,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 07/21/26 ................ 355 355,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 07/22/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.71% , 07/24/26 ................ 250 250,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 08/19/26 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 08/21/26 ................ 895 895,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.72% , 08/24/26 ................ 125 125,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.75% , 01/04/27 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.80% , 02/25/27 ................ 260 260,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.81% , 03/18/27 ................ 280 280,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.77% , 03/25/27 ................ 215 215,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 09/23/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 10/16/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.83% , 05/05/27 ................ 200 200,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
3.83% , 07/29/26 ................ 990 990,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 08/21/26 ................ 450 450,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 10/23/26 ................ 335 335,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 11/20/26 ................ 1,200 1,200,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.85% , 12/11/26 ................ 1,400 1,400,000
Total U.S. Government Sponsored Agency Obligations — 21.1%
(Cost: $ 22,907,775 ) ............................... 22,907,775

Schedule of Investments
(continued)
December 31, 2025
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.11% , 01/02/26 .................. USD 1,025 $ 1,024,883
3.11% , 01/15/26 .................. 80 79,872
3.28% , 01/22/26 .................. 100 99,760
3.33% , 01/29/26 .................. 200 199,359
3.36% , 02/03/26 .................. 1,685 1,679,161
3.40% , 02/05/26 .................. 1,380 1,374,660
3.43% , 02/10/26 .................. 1,209 1,203,849
3.48% , 02/12/26 .................. 1,789 1,780,906
3.45% , 02/17/26 .................. 2,989 2,975,010
3.48% , 02/19/26 .................. 175 174,102
3.47% , 02/24/26 .................. 461 458,417
3.53% , 02/26/26 .................. 819 814,034
3.51% , 03/03/26 .................. 100 99,444
3.49% , 03/05/26 .................. 1,413 1,403,445
3.45% , 03/10/26 .................. 1,304 1,294,719
3.52% , 03/12/26 .................. 195 193,612
3.48% , 03/17/26 .................. 2,340 2,321,609
3.51% , 03/19/26 .................. 1,261 1,251,041
3.51% , 03/24/26 .................. 318 315,289
3.52% , 03/31/26 .................. 1,115 1,104,691
3.56% , 04/02/26 .................. 435 430,918
3.53% , 04/07/26 .................. 580 574,401
3.57% , 04/09/26 .................. 662 655,338
3.54% , 04/16/26 .................. 1,370 1,355,278
3.55% , 04/21/26 .................. 485 479,754
3.56% , 04/23/26 .................. 1,165 1,151,735
3.56% , 04/30/26 .................. 2,074 2,049,045
3.55% , 05/28/26 .................. 1,711 1,685,395
3.54% , 06/04/26 .................. 2,291 2,255,376
3.54% , 06/11/26 .................. 981 963,800
3.56% , 06/18/26 .................. 500 491,845
3.56% , 06/25/26 .................. 1,944 1,911,264
3.58% , 07/02/26 .................. 90 88,416
3.48% , 08/06/26 .................. 99 96,758
3.45% , 09/03/26 .................. 850 828,828
3.46% , 12/24/26 .................. 1,614 1,559,518
Security
Par (000)
Par (000) Value
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
3.85% , 01/31/26
(a)
............... USD 800 $ 800,027
0.50% , 02/28/26 .................. 100 99,430
4.63% , 02/28/26 .................. 100 100,078
0.75% , 03/31/26 .................. 1,100 1,091,276
2.38% , 04/30/26 .................. 60 59,671
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
3.75% , 04/30/26
(a)
............... 1,600 1,600,034
1.63% , 05/15/26 .................. 20 19,817
0.88% , 06/30/26 .................. 50 49,201
4.63% , 06/30/26 .................. 405 405,903
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.78% , 07/31/26
(a)
............... 975 974,690
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.81% , 10/31/26
(a)
............... 1,815 1,815,000
4.13% , 10/31/26 .................. 50 50,160
4.25% , 11/30/26 .................. 39 39,200
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.70% , 01/31/27
(a)
............... 1,845 1,844,925
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.76% , 07/31/27
(a)
............... 841 840,515
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.79% , 10/31/27
(a)
............... 1,119 1,119,569
Total U.S. Treasury Obligations — 43 .7%
(Cost: $ 47,335,028 ) ............................... 47,335,028
Total Repurchase Agreements — 34 .2%
(Cost: $ 37,000,000 ) ............................... 37,000,000
Total Investments — 99 .0%
(Cost: $ 107,242,803 ) .............................. 107,242,803
Other Assets Less Liabilities — 1.0% .................... 1,056,627
Net Assets — 100.0% ............................... $ 108,299,430
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .85% 12/31/25 01/02/26 $ 10,000 $ 10,000,000 $ 10,002,139
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 01/20/29 to
05/15/60 ......... $ 21,225,477 $ 10,200,000
– –
Barclays Capital, Inc. . 3 .79
(a)
12/31/25 02/06/26 1,000 1,000,000 1,003,896
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.00%, due 05/15/34 to
08/25/52 ......... 56,622,698 1,110,000
– –
BNP Paribas SA .... 3 .83 12/31/25 01/02/26 5,000 5,000,000 5,001,064
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 10/20/38 to
11/20/55 ......... 57,275,579 5,100,027
– –
JP Morgan Securities
LLC ........... 3 .82 12/31/25 01/02/26 5,000 5,000,000 5,001,061
U.S. Treasury
Obligations, 3.88% to
4.38%, due 05/31/27 to
05/15/34 ......... 5,056,000 5,100,062
– –
Mizuho Securities USA
LLC ........... 3 .84 12/31/25 01/02/26 6,000 6,000,000 6,001,280
U.S. Treasury
Obligation, 2.38%, due
02/15/55 ......... 6,166,600 6,120,044
– –
TD Securities USA LLC 3 .82 12/31/25 01/02/26 10,000 10,000,000 10,002,122
U.S. Treasury
Obligation, 4.13%, due
10/31/26 ......... 10,086,100 10,200,083
– –
$ 37,000,000 $ 37,830,216
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 37,000,000 $ — $ 37,000,000
U.S. Government Sponsored Agency Obligations ................... — 22,907,775 — 22,907,775
U.S. Treasury Obligations ................................... — 47,335,028 — 47,335,028
$ — $ 107,242,803 $ — $ 107,242,803

Schedule of Investments
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Metals & Mining — 0.2%
Constellium SE , Class A
(a)
............... 1,919 $ 36,173
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP ................... 2,330 38,422
Enterprise Products Partners LP ........... 467 14,972
53,394
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 1,566 44,036
Total Common Stocks — 0 .6%
(Cost: $ 125,291 ) ................................. 133,603
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 16 16,558
ATI, Inc.
5.88% , 12/01/27 ................... 19 19,022
4.88% , 10/01/29 ................... 8 7,987
7.25% , 08/15/30 ................... 31 32,751
5.13% , 10/01/31 ................... 21 21,014
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 4 4,161
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 33 33,099
8.75% , 11/15/30 ................... 13 14,045
7.25% , 07/01/31 ................... 3 3,197
7.00% , 06/01/32 ................... 14 14,793
6.75% , 06/15/33 ................... 35 36,994
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 10 9,846
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
17 17,267
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 15 15,406
TransDigm, Inc.
(b)
6.38% , 03/01/29 ................... 35 36,095
6.63% , 03/01/32 ................... 35 36,415
6.00% , 01/15/33 ................... 49 50,150
6.38% , 05/31/33 ................... 73 74,907
6.25% , 01/31/34 ................... 11 11,414
6.75% , 01/31/34 ................... 88 91,668
546,789
Air Freight & Logistics — 0.1%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 15 15,628
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 4 4,233
19,861
Automobile Components — 1.6%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 10 10,146
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 9 9,166
7.75% , 10/15/33 ................... 10 10,186
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 53 54,345
6.75% , 02/15/30 ................... 37 38,621
6.75% , 09/15/32 ................... 50 51,849
Dana, Inc.
4.25% , 09/01/30 ................... 6 5,810
4.50% , 02/15/32 ................... 8 7,679
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 11,691
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 9 8,893
6.63% , 07/15/30 ................... 6 6,144
5.25% , 04/30/31 ................... 2 1,920
5.63% , 04/30/33 ................... 2 1,894
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Icahn Enterprises LP
5.25% , 05/15/27 ................... USD 59 $ 58,189
9.75% , 01/15/29 ................... 9 8,972
4.38% , 02/01/29 ................... 12 10,354
10.00% , 11/15/29
(b)
................. 10 9,993
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 39 39,125
344,977
Automobiles — 0.2%
(b)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 35 35,005
Rivian Holdings LLC, 10.00%, 01/15/31 ..... 13 12,780
47,785
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (c) (d)
EUR 100 25,854
Broadline Retail — 0.3%
(b)
Getty Images, Inc., 10.50%, 11/15/30 ....... USD 7 7,058
Match Group Holdings II LLC
4.13% , 08/01/30 ................... 15 14,198
3.63% , 10/01/31 ................... 30 27,528
6.13% , 09/15/33 ................... 16 16,191
64,975
Building Products — 2.3%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 17 17,384
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ....................... 13 13,697
Builders FirstSource, Inc.
6.38% , 03/01/34 ................... 11 11,373
6.75% , 05/15/35 ................... 12 12,546
EMRLD Borrower LP
6.63% , 12/15/30 ................... 100 104,151
6.75% , 07/15/31 ................... 35 36,891
JELD-WEN, Inc.
4.88% , 12/15/27 ................... 18 15,711
7.00% , 09/01/32 ................... 7 4,809
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 ................... 21 20,982
9.75% , 07/15/28 ................... 14 14,105
Quikrete Holdings, Inc.
6.38% , 03/01/32 ................... 70 72,862
6.75% , 03/01/33 ................... 28 29,240
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 ................... 5 5,023
8.88% , 11/15/31 ................... 2 2,139
Standard Building Solutions, Inc.
6.50% , 08/15/32 ................... 26 26,768
6.25% , 08/01/33 ................... 36 36,775
5.88% , 03/15/34 ................... 16 16,047
Standard Industries, Inc.
4.75% , 01/15/28 ................... 2 1,995
4.38% , 07/15/30 ................... 24 23,153
3.38% , 01/15/31 ................... 20 18,323
Wilsonart LLC, 11.00%, 08/15/32 ......... 20 17,872
501,846
Capital Markets — 1.0%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 9 9,103
6.70% , 07/29/31 ................... 4 4,221
6.55% , 03/15/32 ................... 4 4,127
Ares Strategic Income Fund
(b)
5.80% , 09/09/30 ................... 10 10,097
5.15% , 01/15/31 ................... 11 10,794

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... USD 5 $ 4,981
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 10 10,125
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 3 3,085
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 20 18,140
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
24 24,675
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.40%), 6.13%
(e) (f)
..... 49 49,684
Jane Street Group
(b)
6.13% , 11/01/32 ................... 3 3,053
6.75% , 05/01/33 ................... 29 30,270
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 8 8,357
8.00% , 08/01/33 ................... 13 13,516
204,228
Chemicals — 3.4%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (g)
.......... 26 21,837
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 2 2,048
6.75% , 04/15/33 ................... 11 10,942
7.38% , 02/15/34 ................... 13 13,208
Chemours Co. (The)
5.38% , 05/15/27 ................... 31 31,075
5.75% , 11/15/28
(b)
.................. 47 45,708
8.00% , 01/15/33
(b)
.................. 4 3,873
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 83 81,128
HB Fuller Co., 4.25%, 10/15/28 .......... 10 9,894
Ingevity Corp., 3.88%, 11/01/28
(b)
......... 9 8,763
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 10 10,100
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 11 11,326
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 20 19,800
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 204,602
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 31 30,796
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... 6 5,645
4.38% , 02/01/32 ................... 10 9,388
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 44 43,569
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 33 33,290
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... 9 8,972
5.63% , 08/15/29 ................... 83 79,007
7.38% , 03/01/31 ................... 5 5,120
6.63% , 08/15/32 ................... 28 28,358
718,449
Commercial Services & Supplies — 4.9%
(b)
ADT Security Corp. (The)
4.88% , 07/15/32 ................... 14 13,560
5.88% , 10/15/33 ................... 26 26,322
Allied Universal Holdco LLC
6.88% , 06/15/30 ................... 53 55,182
7.88% , 02/15/31 ................... 227 239,231
APi Group DE, Inc.
4.13% , 07/15/29 ................... 14 13,612
4.75% , 10/15/29 ................... 8 7,838
Aramark Services, Inc., 5.00%, 02/01/28 ..... 13 12,998
Brink's Co. (The)
6.50% , 06/15/29 ................... 10 10,354
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.75% , 06/15/32 ................... USD 36 $ 37,513
Clean Harbors, Inc., 6.38%, 02/01/31 ....... 5 5,146
Deluxe Corp., 8.13%, 09/15/29 .......... 8 8,428
Garda World Security Corp.
7.75% , 02/15/28 ................... 45 46,017
6.00% , 06/01/29 ................... 5 4,903
8.25% , 08/01/32 ................... 49 49,800
8.38% , 11/15/32 ................... 115 117,141
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 38 37,483
4.38% , 08/15/29 ................... 31 30,483
6.75% , 01/15/31 ................... 23 24,131
Madison IAQ LLC, 5.88%, 06/30/29 ........ 37 36,775
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... 18 18,546
Reworld Holding Corp., 4.88%, 12/01/29 ..... 12 11,534
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 43 44,312
Sabre Financial Borrower LLC, 11.13%, 06/15/29 27 27,360
Veritiv Operating Co., 10.50%, 11/30/30 ..... 8 8,602
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 93 95,726
Williams Scotsman, Inc.
4.63% , 08/15/28 ................... 12 11,963
6.63% , 06/15/29 ................... 4 4,132
6.63% , 04/15/30 ................... 14 14,470
7.38% , 10/01/31 ................... 25 26,117
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 9 9,434
1,049,113
Communications Equipment — 0.3%
(b)
CommScope LLC, 4.75%, 09/01/29 ........ 47 46,934
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 7 6,700
53,634
Construction & Engineering — 0.8%
(b)
AECOM, 6.00%, 08/01/33 ............. 40 40,994
Arcosa, Inc., 4.38%, 04/15/29 ........... 34 33,421
Brand Industrial Services, Inc., 10.38%, 08/01/30 74 72,568
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 7 6,915
Weekley Homes LLC, 6.75%, 01/15/34 ...... 10 10,125
164,023
Consumer Finance — 1.6%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 10 10,562
7.25% , 01/15/31 ................... 7 7,335
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (f)
.... 3 3,101
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 4 4,236
6.88% , 04/15/29 ................... 21 21,781
5.88% , 03/15/30 ................... 7 7,096
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 21 21,692
Navient Corp.
9.38% , 07/25/30 ................... 4 4,445
7.88% , 06/15/32 ................... 9 9,416
OneMain Finance Corp.
6.63% , 05/15/29 ................... 11 11,393
5.38% , 11/15/29 ................... 27 27,018
7.88% , 03/15/30 ................... 24 25,376
6.13% , 05/15/30 ................... 19 19,372
4.00% , 09/15/30 ................... 15 14,061
7.50% , 05/15/31 ................... 7 7,365
7.13% , 11/15/31 ................... 8 8,351
6.75% , 03/15/32 ................... 25 25,673
7.13% , 09/15/32 ................... 10 10,389

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.50% , 03/15/33 ................... USD 25 $ 25,216
6.75% , 09/15/33 ................... 24 24,303
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
48 51,135
339,316
Consumer Staples Distribution & Retail — 0.7%
(b)
Albertsons Cos., Inc.
5.50% , 03/31/31 ................... 10 10,105
6.25% , 03/15/33 ................... 15 15,420
5.75% , 03/31/34 ................... 16 16,065
KeHE Distributors LLC, 9.00%, 02/15/29 ..... 9 9,447
Performance Food Group, Inc.
4.25% , 08/01/29 ................... 9 8,799
6.13% , 09/15/32 ................... 31 31,958
United Natural Foods, Inc., 6.75%, 10/15/28 .. 11 11,010
US Foods, Inc.
4.75% , 02/15/29 ................... 27 26,849
7.25% , 01/15/32 ................... 9 9,460
139,113
Containers & Packaging — 2.2%
Ardagh Group SA, 9.50%, 12/01/30
(b)
....... 5 5,816
Ball Corp.
3.13% , 09/15/31 ................... 15 13,805
5.50% , 09/15/33
(b)
.................. 8 8,155
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 25 25,436
6.88% , 01/15/30 ................... 22 22,550
6.75% , 04/15/32 ................... 83 85,347
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 41 41,935
LABL, Inc.
(b)
5.88% , 11/01/28 ................... 19 11,906
9.50% , 11/01/28 ................... 33 20,822
8.63% , 10/01/31 ................... 14 7,446
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... 185 183,540
9.25% , 04/15/30 ................... 14 13,440
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 18 17,906
5.00% , 04/15/29 ................... 3 3,020
6.50% , 07/15/32 ................... 5 5,187
466,311
Distributors — 0.3%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 18 18,693
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 5 4,819
6.50% , 07/15/32 ................... 33 33,776
57,288
Diversified Consumer Services — 0.6%
Service Corp. International
3.38% , 08/15/30 ................... 2 1,870
4.00% , 05/15/31 ................... 26 24,851
5.75% , 10/15/32 ................... 50 50,887
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 43 45,508
123,116
Diversified REITs — 0.1%
(b)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(h)
... 4 4,056
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 28 26,731
30,787
Diversified Telecommunication Services — 6.0%
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 12 11,771
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 25 24,718
6.38% , 09/01/29
(b)
.................. 57 57,784
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.75% , 03/01/30
(b)
.................. USD 45 $ 42,977
4.50% , 08/15/30
(b)
.................. 5 4,707
4.25% , 02/01/31
(b)
.................. 37 33,997
4.75% , 02/01/32
(b)
.................. 58 53,009
4.50% , 05/01/32 ................... 20 17,951
4.50% , 06/01/33
(b)
.................. 19 16,632
4.25% , 01/15/34
(b)
.................. 95 80,776
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 30 30,554
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 32 31,704
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 10 10,032
5.00% , 05/01/28
(b)
.................. 49 49,084
6.75% , 05/01/29
(b)
.................. 5 5,038
5.88% , 11/01/29 ................... 10 10,543
6.00% , 01/15/30
(b)
.................. 15 15,254
8.75% , 05/15/30
(b)
.................. 84 87,718
8.63% , 03/15/31
(b)
.................. 15 15,783
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... 2 1,846
4.88% , 06/15/29 ................... 58 56,405
6.88% , 06/30/33 ................... 117 120,170
7.00% , 03/31/34 ................... 109 112,332
8.50% , 01/15/36 ................... 77 78,847
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... 14 13,407
4.13% , 04/15/30 ................... 14 13,448
10.00% , 10/15/32 .................. 12 12,434
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 20 22,154
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 96 100,778
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 48 49,452
Zayo Group Holdings, Inc.
(b)(f)(g)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 97 92,294
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 22 20,074
1,293,673
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 16 16,563
NextEra Energy Capital Holdings, Inc., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.75%, 06/15/54
(f)
..... 8 8,541
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 26 25,873
6.00% , 02/01/33 ................... 44 44,871
5.75% , 01/15/34 ................... 35 35,356
6.25% , 11/01/34 ................... 36 36,972
6.00% , 01/15/36 ................... 101 102,338
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
6 5,918
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 24 25,420
6.88% , 04/15/32 ................... 23 24,229
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 77 76,287
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... 28 29,389
7.75% , 04/15/34 ................... 34 34,554
466,311
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 22 21,730
Electronic Equipment, Instruments & Components — 0.5%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 31 30,895
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 44 42,975
3.75% , 02/15/31 ................... 27 25,339
Zebra Technologies Corp., 6.50%, 06/01/32 ... 7 7,236
106,445

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 1.6%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... USD 34 $ 34,195
6.63% , 09/01/32 ................... 35 36,097
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 11 11,653
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 6 6,135
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 33 34,332
6.50% , 10/01/33 ................... 19 19,403
6.75% , 10/01/35 ................... 14 14,395
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 8 7,863
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 6 6,233
Oceaneering International, Inc., 6.00%, 02/01/28 5 5,056
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 15 14,443
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 12 12,875
Transocean International Ltd.
(b)
8.25% , 05/15/29 ................... 7 7,055
8.75% , 02/15/30 ................... 5 5,486
8.50% , 05/15/31 ................... 10 9,905
7.88% , 10/15/32 ................... 9 9,400
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 27 27,948
6.25% , 10/01/33 ................... 32 32,384
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 11 11,445
Weatherford International Ltd., 6.75%, 10/15/33
(b)
32 32,771
339,074
Entertainment — 0.6%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 5 5,188
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 9 8,302
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 12 12,024
3.75% , 01/15/28 ................... 7 6,882
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 5 4,484
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
16 15,280
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 95 66,856
119,016
Financial Services — 3.1%
Block, Inc.
2.75% , 06/01/26 ................... 3 2,982
5.63% , 08/15/30
(b)
.................. 20 20,407
6.50% , 05/15/32 ................... 73 75,910
6.00% , 08/15/33
(b)
.................. 35 35,931
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... 13 13,260
6.75% , 12/01/32 ................... 7 7,113
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 16 16,782
6.88% , 05/01/31 ................... 8 8,005
9.13% , 05/15/31 ................... 19 20,407
8.38% , 04/01/32 ................... 8 8,421
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 14 14,897
7.13% , 11/15/30 ................... 8 8,410
6.88% , 05/15/32 ................... 26 27,219
6.75% , 02/15/34 ................... 10 10,337
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... 30 30,942
6.13% , 08/01/30 ................... 69 71,324
7.13% , 02/01/32 ................... 44 46,288
6.38% , 08/01/33 ................... 52 54,216
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 23 22,664
3.88% , 03/01/31 ................... 3 2,849
4.00% , 10/15/33 ................... 2 1,858
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 87 89,827
Security
Par (000)
Par (000) Value
Financial Services (continued)
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 23 $ 23,289
6.25% , 03/15/31 ................... 17 16,973
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 9 9,233
WEX, Inc., 6.50%, 03/15/33
(b)
........... 21 21,497
661,041
Food Products — 1.3%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 6 5,903
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(g)
.............. 77 80,834
Chobani LLC
4.63% , 11/15/28 ................... 33 33,006
7.63% , 07/01/29 ................... 45 46,941
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 12 12,196
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 3 3,129
9.63% , 09/15/32 ................... 6 6,288
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 ................... 18 17,412
4.38% , 01/31/32 ................... 21 20,006
Post Holdings, Inc.
4.50% , 09/15/31 ................... 4 3,792
6.25% , 02/15/32 ................... 5 5,137
6.38% , 03/01/33 ................... 3 3,030
6.25% , 10/15/34 ................... 8 8,045
6.50% , 03/15/36 ................... 23 23,031
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 11 10,598
279,348
Gas Utilities — 0.1%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 6 6,392
Ferrellgas LP, 9.25%, 01/15/31 .......... 10 10,299
Suburban Propane Partners LP, 5.00%, 06/01/31 6 5,760
22,451
Ground Transportation — 0.2%
(b)
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 37 38,156
Hertz Corp. (The), 12.63%, 07/15/29 ....... 9 9,078
Watco Cos. LLC, 7.13%, 08/01/32 ........ 5 5,237
52,471
Health Care Equipment & Supplies — 1.4%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 2 1,989
3.88% , 11/01/29 ................... 23 21,994
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 84 87,675
Hologic, Inc., 3.25%, 02/15/29 ........... 2 1,971
Insulet Corp., 6.50%, 04/01/33 ........... 10 10,424
Medline Borrower LP
3.88% , 04/01/29 ................... 27 26,360
6.25% , 04/01/29 ................... 12 12,405
5.25% , 10/01/29 ................... 113 113,611
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 11 11,732
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 12 12,586
300,747
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 6 6,060
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 28 27,756
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... 23 22,993
5.25% , 05/15/30 ................... 43 40,385
4.75% , 02/15/31 ................... 21 18,709
10.88% , 01/15/32 .................. 9 9,823
9.75% , 01/15/34 ................... 54 56,718
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 30 31,374

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... USD 4 $ 4,164
6.75% , 07/15/33 ................... 5 5,184
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
6 5,642
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 48 47,155
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 10 10,767
11.00% , 10/15/30 .................. 23 25,223
8.38% , 02/15/32 ................... 29 31,478
10.00% , 06/01/32 .................. 16 16,993
Molina Healthcare, Inc.
(b)
6.50% , 02/15/31 ................... 19 19,514
6.25% , 01/15/33 ................... 9 9,175
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 13 12,701
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 3 3,150
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 64 68,301
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
100 101,147
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 51 53,066
6.00% , 11/15/33
(b)
.................. 16 16,474
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
23 23,171
667,123
Health Care REITs — 0.3%
(b)
Diversified Healthcare Trust, 7.25%, 10/15/30 . 8 8,180
MPT Operating Partnership LP, 8.50%, 02/15/32 60 64,076
72,256
Health Care Technology — 0.2%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 35 36,572
Hotel & Resort REITs — 1.3%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 12 12,317
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 7 7,165
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 16 15,841
6.50% , 04/01/32 ................... 33 34,224
6.50% , 06/15/33 ................... 34 35,344
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 ................... 11 10,939
4.00% , 09/15/29 ................... 8 7,588
Service Properties Trust
0.00% , 09/30/27
(b) (i)
................. 15 13,555
8.63% , 11/15/31
(b)
.................. 96 100,835
8.88% , 06/15/32 ................... 30 29,593
XHR LP, 6.63%, 05/15/30
(b)
............. 7 7,224
274,625
Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC
(b)
5.63% , 09/15/29 ................... 9 9,164
4.00% , 10/15/30 ................... 13 12,381
Acushnet Co., 5.63%, 12/01/33
(b)
......... 7 7,079
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 14 13,809
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 37 38,319
6.50% , 02/15/32 ................... 44 45,075
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 11 11,362
5.75% , 08/01/32 ................... 7 7,184
6.13% , 02/15/33 ................... 43 44,401
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 28 27,896
5.75% , 04/01/30 ................... 23 23,224
6.75% , 05/01/31 ................... 63 65,326
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 12 $ 11,655
6.75% , 01/15/30 ................... 4 3,803
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 22 22,223
Hilton Domestic Operating Co., Inc.
(b)
5.88% , 03/15/33 ................... 19 19,547
5.75% , 09/15/33 ................... 4 4,094
5.50% , 03/31/34 ................... 14 14,096
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 14 14,379
7.50% , 09/01/31 ................... 11 11,477
6.25% , 10/01/33 ................... 14 14,173
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 19 19,820
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
21 15,073
MGM Resorts International, 6.13%, 09/15/29 .. 19 19,526
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 11 10,820
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 15 15,636
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 5 4,981
6.75% , 02/01/32 ................... 9 9,215
6.25% , 09/15/33 ................... 45 44,981
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... 10 7,575
5.88% , 09/01/31 ................... 13 8,612
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 10 10,223
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
8 8,166
Sabre GLBL, Inc.
(b)
10.75% , 11/15/29 .................. 4 3,401
10.75% , 03/15/30 .................. 14 11,513
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
22 19,553
Six Flags Entertainment Corp., 5.38%, 04/15/27 6 5,977
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 16 15,868
4.63% , 12/01/31 ................... 11 10,429
6.63% , 03/15/32 ................... 11 11,260
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... 10 10,163
6.50% , 05/15/32 ................... 20 20,755
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 ................... 3 3,017
9.13% , 07/15/31 ................... 48 51,400
5.88% , 10/15/33 ................... 38 38,588
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 8 8,013
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 16 16,978
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 32 32,190
7.13% , 02/15/31 ................... 29 31,380
6.25% , 03/15/33 ................... 23 23,517
909,297
Household Durables — 1.0%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 8 7,640
6.88% , 08/01/33 ................... 8 8,006
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 4 4,010
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 17 16,444
4.88% , 02/15/30 ................... 15 13,972
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 10 10,112
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 6 6,175
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 3 3,095

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... USD 16 $ 16,329
8.38% , 10/01/33 ................... 18 18,293
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 8 8,345
7.00% , 11/15/32 ................... 15 14,338
Mattamy Group Corp.
(b)
4.63% , 03/01/30 ................... 11 10,679
6.00% , 12/15/33 ................... 4 3,964
Meritage Homes Corp., 1.75%, 05/15/28
(h)
.... 22 21,637
New Home Co., Inc. (The)
(b)
9.25% , 10/01/29 ................... 14 14,611
8.50% , 11/01/30 ................... 4 4,120
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 9 9,437
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 2 1,948
3.88% , 10/15/31 ................... 4 3,739
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 8 8,403
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 6 6,173
211,470
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 10 9,584
Independent Power and Renewable Electricity Producers — 0.4%
(b)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 2 1,996
3.75% , 01/15/32 ................... 20 18,178
Lightning Power LLC, 7.25%, 08/15/32 ...... 6 6,380
TransAlta Corp., 5.88%, 02/01/34 ......... 13 13,090
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(e) (f)
...................... 10 10,252
XPLR Infrastructure LP, 2.50%, 06/15/26
(h)
... 34 33,364
83,260
Insurance — 7.0%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 41 40,739
6.75% , 10/15/27 ................... 5 5,029
5.88% , 11/01/29 ................... 51 50,955
7.00% , 01/15/31 ................... 77 79,886
7.38% , 10/01/32 ................... 109 113,019
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 10 10,284
4.88% , 06/30/29 ................... 29 28,520
Amynta Agency Borrower, Inc., 7.50%, 07/15/33 20 20,234
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 17 17,170
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 209,671
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%,
12/31/32 ....................... 44 45,655
Howden UK Refinance plc
7.25% , 02/15/31 ................... 107 110,189
8.13% , 02/15/32 ................... 59 60,908
HUB International Ltd.
7.25% , 06/15/30 ................... 146 153,289
7.38% , 01/31/32 ................... 241 252,943
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 41 42,972
6.88% , 10/01/33 ................... 20 19,312
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 163 168,908
Ryan Specialty LLC
4.38% , 02/01/30 ................... 9 8,833
5.88% , 08/01/32 ................... 15 15,326
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 7.50%, 01/15/32 ............. USD 36 $ 37,731
1,491,573
Interactive Media & Services — 0.2%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 35 36,269
6.88% , 03/15/34 ................... 13 13,385
49,654
IT Services — 2.9%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... 402 424,351
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 19 17,666
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
55 57,389
ION Platform Finance US, Inc., 9.00%,
08/01/29
(b)
...................... 105 103,377
Twilio, Inc.
3.63% , 03/15/29 ................... 12 11,592
3.88% , 03/15/31 ................... 17 16,247
630,622
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 2 1,895
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 6 6,133
8,028
Machinery — 1.7%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 21 21,630
ATS Corp., 4.13%, 12/15/28 ............ 9 8,779
Chart Industries, Inc., 7.50%, 01/01/30 ...... 25 26,056
Enpro, Inc., 6.13%, 06/01/33 ............ 9 9,287
Esab Corp., 6.25%, 04/15/29 ............ 16 16,451
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ....................... 6 5,220
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 64 67,119
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 8 8,593
Terex Corp., 6.25%, 10/15/32 ........... 6 6,156
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 200,047
369,338
Media — 6.6%
Cable One, Inc.
(h)
0.00% , 03/15/26
(i)
.................. 5 4,925
1.13% , 03/15/28 ................... 28 22,786
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 25 25,018
7.50% , 06/01/29 ................... 55 54,612
7.88% , 04/01/30 ................... 63 66,351
7.13% , 02/15/31 ................... 46 48,169
7.50% , 03/15/33 ................... 68 71,828
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 14 12,027
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 159,133
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 21 21,123
8.88% , 02/01/30 ................... 28 28,330
10.00% , 02/15/31 .................. 54 55,191
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 54 52,366
5.75% , 12/01/28 ................... 46 45,161
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 99 103,037
EchoStar Corp.
10.75% , 11/30/29 .................. 47 51,852
6.75% , 11/30/30 ................... 159 163,126
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 10 10,754
9.63% , 07/15/32 ................... 33 34,246
7.25% , 08/15/33 ................... 31 31,677

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... USD 12 $ 11,921
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 9 9,213
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 32 32,054
10.38% , 05/15/31 .................. 8 8,203
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 4 4,006
4.25% , 01/15/29 ................... 30 29,217
4.63% , 03/15/30 ................... 6 5,857
7.38% , 02/15/31 ................... 16 16,935
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
34 35,511
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 12 11,895
5.00% , 08/01/27 ................... 46 46,112
4.00% , 07/15/28 ................... 4 3,910
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 8 7,801
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 75 77,676
8.50% , 07/31/31 ................... 19 19,848
9.38% , 08/01/32 ................... 19 20,421
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 11 11,349
1,413,641
Metals & Mining — 2.5%
(b)
Arsenal AIC Parent LLC
8.00% , 10/01/30 ................... 30 31,835
11.50% , 10/01/31 .................. 69 75,938
Big River Steel LLC, 6.63%, 01/31/29 ...... 72 72,522
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 ...... 25 25,893
Commercial Metals Co.
5.75% , 11/15/33 ................... 19 19,428
6.00% , 12/15/35 ................... 20 20,503
ERO Copper Corp., 6.50%, 02/15/30 ....... 34 34,106
Kaiser Aluminum Corp.
4.50% , 06/01/31 ................... 67 64,731
5.88% , 03/01/34 ................... 24 24,075
New Gold, Inc., 6.88%, 04/01/32 ......... 28 29,715
Novelis Corp.
4.75% , 01/30/30 ................... 24 23,152
6.88% , 01/30/30 ................... 20 20,767
3.88% , 08/15/31 ................... 39 35,547
6.38% , 08/15/33 ................... 46 46,633
524,845
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(b)
Arbor Realty SR, Inc.
8.50% , 12/15/28 ................... 5 4,980
7.88% , 07/15/30 ................... 9 8,599
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 14 13,856
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 16 16,898
6.00% , 04/15/30 ................... 5 5,132
6.50% , 07/01/30 ................... 6 6,258
6.50% , 10/15/30 ................... 18 18,767
74,490
Oil, Gas & Consumable Fuels — 6.0%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 19 19,906
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
15 15,000
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 10 12,712
5.88% , 06/30/29 ................... 28 28,073
6.63% , 07/15/33 ................... 10 10,351
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 14 14,601
7.25% , 07/15/32 ................... 11 11,674
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. USD 2 $ 2,080
6.75% , 02/01/30
(b)
.................. 4 4,199
5.85% , 11/15/43 ................... 8 7,502
5.60% , 10/15/44 ................... 8 7,251
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 38 39,575
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 4 4,136
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 33 34,314
Civitas Resources, Inc., 8.38%, 07/01/28
(b)
... 8 8,243
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,664
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 5 5,219
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 32 32,033
5.88% , 01/15/30 ................... 25 24,316
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 ................... 5 4,991
9.75% , 10/15/30 ................... 11 11,544
7.63% , 04/01/32 ................... 13 12,604
7.88% , 04/15/32 ................... 7 6,897
7.38% , 01/15/33 ................... 11 10,438
8.38% , 01/15/34 ................... 13 12,913
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 10 10,229
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 17 17,348
Enbridge, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 10 10,589
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 13 13,761
Energy Transfer LP
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 31 33,091
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 19 19,495
EQT Corp., 4.50%, 01/15/29 ............ 3 3,007
Genesis Energy LP
7.75% , 02/01/28 ................... 9 9,037
8.00% , 05/15/33 ................... 2 2,076
Global Partners LP, 7.13%, 07/01/33
(b)
...... 8 8,146
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 9 9,294
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 7 7,297
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 13 13,425
4.25% , 02/15/30 ................... 7 6,847
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 ................... 9 8,904
6.00% , 04/15/30 ................... 1 972
6.25% , 04/15/32 ................... 1 942
8.38% , 11/01/33 ................... 16 16,337
6.88% , 05/15/34 ................... 16 14,992
7.25% , 02/15/35 ................... 6 5,702
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 4 4,221
6.63% , 01/15/34 ................... 18 18,492
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 38 36,467
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
...... 3 3,027
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 9 9,250
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 17 17,372
6.50% , 04/15/32 ................... 19 19,269

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp., 5.88%, 12/01/42
(j)
....... USD 3 $ 2,579
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 13 13,494
8.38% , 02/15/32 ................... 39 40,387
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 21 20,447
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 11 11,210
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 7 6,741
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 15 15,196
7.00% , 01/15/32 ................... 16 16,677
6.25% , 02/01/33 ................... 27 27,696
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 12 12,473
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 2 1,996
Sunoco LP
(b)
5.63% , 03/15/31 ................... 7 7,051
6.63% , 08/15/32 ................... 13 13,362
6.25% , 07/01/33 ................... 9 9,219
5.88% , 03/15/34 ................... 7 6,999
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 6 6,003
7.38% , 02/15/29 ................... 34 35,141
6.00% , 09/01/31 ................... 2 1,991
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 37 36,639
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
4 4,038
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 57 59,079
7.00% , 01/15/30 ................... 2 1,925
8.38% , 06/01/31 ................... 39 38,783
9.88% , 02/01/32 ................... 12 12,397
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 42 42,770
7.50% , 05/01/33 ................... 33 35,657
6.50% , 01/15/34 ................... 49 50,188
7.75% , 05/01/35 ................... 15 16,424
6.75% , 01/15/36 ................... 53 54,287
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 20 20,188
1,291,862
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 8 7,853
Passenger Airlines — 0.3%
(b)
American Airlines, Inc.
5.75% , 04/20/29 ................... 3 2,546
8.50% , 05/15/29 ................... 18 18,826
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 22 22,164
OneSky Flight LLC, 8.88%, 12/15/29 ....... 13 13,912
57,448
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 23 22,404
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 200 208,003
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
10 10,563
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 9 8,055
11.00% , 09/30/28 .................. 105 108,763
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 34 33,554
368,938
Security
Par (000)
Par (000) Value
Professional Services — 0.8%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... USD 5 $ 5,270
CACI International, Inc., 6.38%, 06/15/33 .... 21 21,728
CoreLogic, Inc., 4.50%, 05/01/28 ......... 108 105,804
KBR, Inc., 4.75%, 09/30/28 ............. 20 19,600
Science Applications International Corp.
4.88% , 04/01/28 ................... 10 9,974
5.88% , 11/01/33 ................... 14 14,192
176,568
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 21 21,109
9.75% , 04/15/30
(b)
.................. 9 9,767
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 31 33,111
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
5 5,224
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... 18 17,492
4.38% , 02/01/31 ................... 7 6,664
93,367
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
23 22,731
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 5 5,103
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. 14 13,244
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 16 16,359
6.25% , 08/15/33 ................... 14 14,512
49,218
Software — 5.1%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 244 243,266
Camelot Finance SA, 4.50%, 11/01/26 ...... 2 1,986
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 68 70,038
Central Parent LLC, 8.00%, 06/15/29 ....... 15 13,037
Central Parent, Inc., 7.25%, 06/15/29 ....... 4 3,391
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 83 80,577
4.88% , 07/01/29 ................... 55 52,003
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 107 108,401
9.00% , 09/30/29 ................... 155 161,434
8.25% , 06/30/32 ................... 22 22,991
Elastic NV, 4.13%, 07/15/29 ............ 30 29,054
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 54 55,061
Fair Isaac Corp.
4.00% , 06/15/28 ................... 19 18,739
6.00% , 05/15/33 ................... 64 65,737
McAfee Corp., 7.38%, 02/15/30 .......... 16 13,953
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 32 33,293
UKG, Inc., 6.88%, 02/01/31 ............. 95 97,585
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 31 29,255
1,099,801
Specialized REITs — 0.5%
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 27 27,226
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... 27 27,627
6.25% , 09/15/32 ................... 16 16,144
SBA Communications Corp., 3.13%, 02/01/29 . 33 31,566
102,563
Specialty Retail — 1.7%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 10 10,053
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 9 8,974
4.75% , 03/01/30 ................... 2 1,971

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.00% , 02/15/32
(b)
.................. USD 2 $ 1,944
Carvana Co.
(b)(g)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 46 48,665
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 107 120,883
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. 11 11,760
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 9 9,261
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 7 6,979
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 30 29,556
8.25% , 08/01/31 ................... 11 11,635
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 10 10,040
Staples, Inc., 10.75%, 09/01/29
(b)
......... 8 7,953
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 87 89,995
369,669
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 13 13,786
5.88% , 07/15/30 ................... 8 8,247
8.50% , 07/15/31 ................... 18 19,137
41,170
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ............ 16 14,781
Levi Strauss & Co., 3.50%, 03/01/31 ....... 20 18,625
33,406
Trading Companies & Distributors — 2.0%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 31 31,027
7.88% , 12/01/30 ................... 39 41,473
7.00% , 05/01/31 ................... 87 91,619
7.00% , 06/15/32 ................... 44 46,255
5.88% , 04/15/33 ................... 22 22,356
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 23 24,206
5.75% , 03/15/31 ................... 9 9,133
7.25% , 06/15/33 ................... 18 19,087
6.00% , 03/15/34 ................... 9 9,120
QXO Building Products, Inc., 6.75%, 04/30/32 . 76 79,376
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 32 31,977
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 10 10,441
6.38% , 03/15/33 ................... 8 8,353
424,423
Total Corporate Bonds — 91 .2%
(Cost: $ 19,218,949 ) ............................... 19,547,571
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.1%
(f)
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
06/01/28 ............. 4 3,591
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
09/25/29 ................... 20 14,957
18,548
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.86%
,
12/21/29
(f)
........... USD 4 $ 4,410
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 24,843 ) ................................. 22,958
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a) (c)
........................ 140 14
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 14
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 3.2%
Banks — 1.2%
(e)(f)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 65 67,727
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 30 30,471
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 45 46,394
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 23 23,412
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 13 13,403
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 10 10,391
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 15 15,244
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 15 15,820
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 5 5,162
Wells Fargo & Co. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85% .................... 13 13,585
241,609
Capital Markets — 0.3%
(f)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 35 34,680
Goldman Sachs Group, Inc. (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.85%
(e)
............ 25 25,998
60,678

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.3%
(f)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 9 $ 9,446
NextEra Energy Capital Holdings, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.05%), 6.38% , 08/15/55 15 15,484
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (e)
................. 35 38,214
63,144
Financial Services — 0.2%
(f)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... 20 19,750
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 13 13,099
32,849
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(b) (f)
................. 12 12,441
Independent Power and Renewable Electricity Producers — 0.3%
(f)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 17 17,313
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (e)
........................ 44 44,768
62,081
Multi-Utilities — 0.0%
(f)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... 4 4,266
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. 5 5,152
9,418
Oil, Gas & Consumable Fuels — 0.9%
(e)(f)
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ........................ 30 30,132
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ........................ 7 7,168
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b)
......................... 86 88,346
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b)
................... 87 68,707
194,353
Total Capital Trusts — 3 .2%
(Cost: $ 678,266 ) ................................. 676,573
Shares
Shares
Preferred Stocks — 0.1%
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
..... 48 3,840
Security
Shares
Shares Value
IT Services — 0.0%
(a)(l)
Veritas Newco ....................... 61 $ 1,434
Veritas Newco, Series G-1 ............... 42 969
2,403
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. 350 20,398
Total Preferred Stocks — 0 .1%
(Cost: $ 24,363 ) ................................. 26,641
Total Preferred Securities — 3 .3%
(Cost: $ 702,629 ) ................................. 703,214
Total Long-Term Investments — 95.2%
(Cost: $ 20,071,712 ) ............................... 20,407,360
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(m) (n)
................... 764,204 764,204
Total Short-Term Securities — 3 .6%
(Cost: $ 764,204 ) ................................. 764,204
Total Investments — 98 .8%
(Cost: $ 20,835,916 ) ............................... 21,171,564
Other Assets Less Liabilities — 1.2% .................... 251,476
Net Assets — 100.0% ...............................
$ 21,423,040

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 335,134 $ 429,070
(a)
$ — $ — $ — $ 764,204 764,204 $ 19,689 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 448,305 — (448,635) 27,965 (27,635) — — 4,186 —
$ 27,965 $ (27,635) $ 764,204 $ 23,875 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 2 03/20/26 $ 230 $ 294
U.S. Treasury Long Bond ..................................................... 2 03/20/26 231 1,899
$ 2,193
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,988 EUR 22,000 Toronto Dominion Bank 03/18/26 $ 47
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 727 $ 56,381 $ 52,035 $ 4,346
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 371 $ 22,140 $ (1,092) $ 23,232
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 259 14,983 (672) 15,655
$ 37,123 $ (1,764) $ 38,887
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 52,035 $ — $ 4,346 $ —
OTC Swaps ................................................................... — (1,764) 38,887 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,193 $ — $ 2,193
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 47 — — 47
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 4,346 — — — — 4,346
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 38,887 — 38,887
$ — $ 4,346 $ — $ 47 $ 41,080 $ — $ 45,473
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ — $ — $ 1,764 $ — $ 1,764
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 3,003 $ — $ 3,003
Forward foreign currency exchange contracts .... — — — 48,164 — — 48,164
Swaps .............................. — 26,916 105 — (6,527) — 20,494
$ — $ 26,916 $ 105 $ 48,164 $ (3,524) $ — $ 71,661
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 2,193 $ — $ 2,193
Forward foreign currency exchange contracts .... — — — 3,557 — — 3,557
Swaps .............................. — 2,612 — — 38,887 — 41,499
$ — $ 2,612 $ — $ 3,557 $ 41,080 $ — $ 47,249

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 115,305
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 13,002
Average amounts sold — in USD ........................................................................................ 227,743
Credit default swaps
Average notional value — sell protection ................................................................................... 700,856
Total return swaps
Average notional value ............................................................................................... 630,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 813 $ —
Forward f oreign currency exchange contracts ................................................................. 47 —
Swaps — centrally cleared .............................................................................. 387 —
Swaps — OTC
(a)
..................................................................................... 38,887 1,764
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 40,134 $ 1,764
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,200) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 38,934 $ 1,764
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
JPMorgan Chase Bank NA .......................... $ 38,887 $ (1,764) $ — $ — $ 37,123
Toronto Dominion Bank ............................. 47 — — — 47
$ 38,934 $ (1,764) $ — $ — $ 37,170
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
JPMorgan Chase Bank NA .......................... $ 1,764 $ (1,764) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

Schedule of Investments
(continued)
December 31, 2025
BlackRock High Yield Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 133,603 $ — $ — $ 133,603
Corporate Bonds ........................................ — 19,547,571 — 19,547,571
Floating Rate Loan Interests ................................. — 22,958 — 22,958
Other Interests .......................................... — 14 — 14
Preferred Securities
Banks ............................................... — 241,609 — 241,609
Capital Markets ........................................ — 60,678 — 60,678
Electric Utilities ........................................ — 63,144 — 63,144
Financial Services ...................................... — 36,689 — 36,689
Gas Utilities ........................................... — 12,441 — 12,441
Independent Power and Renewable Electricity Producers ............ — 62,081 — 62,081
IT Services ........................................... — — 2,403 2,403
Multi-Utilities .......................................... — 9,418 — 9,418
Oil, Gas & Consumable Fuels ............................... — 194,353 — 194,353
Semiconductors & Semiconductor Equipment .................... — 20,398 — 20,398
Short-Term Securities
Money Market Funds ...................................... 764,204 — — 764,204
Unfunded Floating Rate Loan Interests
(a)
........................... — 36 — 36
$ 897,807 $ 20,271,390 $ 2,403 $ 21,171,600
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 4,346 $ — $ 4,346
Foreign currency exchange contracts ............................ — 47 — 47
Interest rate contracts ....................................... 2,193 38,887 — 41,080
$ 2,193 $ 43,280 $ — $ 45,473
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 226,559,488 $ 428,263,611 $ 255,870,338 $ 148,737,705
Investments, at value — affiliated
(d)
............................................ 4,151,178 62,156,604 4,885,272 14,819,509
Cash ............................................................... — — 26 98,393
Cash held for investments sold short ........................................... — — — 327,918
Cash pledged:
Collateral — OTC derivatives .............................................. — — — 202,000
Futures contracts ...................................................... 159,000 3,433,000 — 1,152,000
Centrally cleared swaps .................................................. — 368,000 — 1,488,000
Foreign currency, at value
(e)
................................................. — 1,561,231 — 433,151
Receivables: – – – –
Investment s sold ...................................................... — — — 124,588
Securities lending income — affiliated ........................................ 441 790 — 1,186
Swaps   ............................................................ — 103,632 — —
TBA sale commitments .................................................. — 3,793,211 — —
Capital shares sold ..................................................... — — — 6,759
Dividends — unaffiliated ................................................. 81,718 325,248 17,736 110,520
Dividends — affiliated ................................................... 5,849 205,239 11,963 26,086
Interest — unaffiliated ................................................... — 1,677,352 — 510,032
From the Manager ..................................................... — — — 7,012
Variation margin on futures contracts ......................................... — 154,021 — 244,899
Swap premiums paid ..................................................... — — — 33,036
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 351,893 — 235,065
OTC swaps .......................................................... — 804,143 — 117,773
Unfunded floating rate loan interests ......................................... — — — 170
Prepaid e xpenses ....................................................... 1,350 6,460 1,296 598
Other assets ........................................................... — — — 1,564
Total a ssets ...........................................................
230,959,024 503,204,435 260,786,631 168,677,964
LIABILITIES
Bank overdraft .......................................................... — 6,526 — —
Cash received:
Collateral — OTC derivatives .............................................. — 1,050,000 — —
Collateral on securities loaned ............................................... 1,945,237 881,776 — 5,125,100
Options written, at value
(f)
.................................................. — — — 431,968
TBA sale commitments, at value
(g)
............................................ — 3,798,365 — —
Payables: – – – –
Investments purchased .................................................. — 15,503,072 — 1,107,192
Swaps   ............................................................ — — — 184,054
Accounting services fees ................................................. 3,367 8,515 5,741 27,522
Capital shares redeemed ................................................. 4,013 7,959 4,478 60,818
Custodian fees ........................................................ 5,962 26,415 1,545 44,976
Deferred foreign capital gain tax ............................................ — 24,849 — 290
Interest expense ...................................................... 159 312 204 107
Investment advisory fees ................................................. 71,870 146,489 82,092 4,555
Directors' and Officer's fees ............................................... 81 220 115 96
Printing and postage fees ................................................ 13,716 25,933 15,858 6,842
Professional fees ...................................................... 24,372 63,487 26,327 44,158
Registration fees ...................................................... 17 6 17 17
Transfer agent fees .................................................... 91,602 200,526 108,958 66,812
Other accrued expenses ................................................. — — 3,812 21,985
Variation margin on futures contracts ......................................... 18,215 — — —
Variation margin on centrally cleared swaps .................................... — 100,182 — 38,632
Swap premiums received .................................................. — — — 7,799
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 677,275 — 208,881
OTC swaps .......................................................... — — — 210,528
Total li abilities ..........................................................
2,178,611 22,521,907 249,147 7,592,332
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 228,780,413 $ 480,682,528 $ 260,537,484 $ 161,085,632
See notes to financial statements.

Statements of Assets and Liabilities
(continued)
December 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 169,691,331 $ 433,463,840 $ 138,467,123 $ 145,545,783
Accumulated earnings .................................................... 59,089,082 47,218,688 122,070,361 15,539,849
NET ASSETS ..........................................................
$ 228,780,413 $ 480,682,528 $ 260,537,484 $ 161,085,632
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ....................................... $ 171,438,960 $ 390,404,800 $ 157,504,732 $ 134,678,450
(c)
  Securities loaned, at value ............................................ $ 1,888,381 $ 817,083 $ — $ 4,940,850
(d)
  Investments, at cost — affiliated ......................................... $ 4,151,178 $ 62,156,604 $ 4,885,272 $ 15,703,529
(e)
  Foreign currency, at cost ............................................. $ — $ 1,557,003 $ — $ 433,103
(f)
  Premiums received ................................................. $ — $ — $ — $ 482,229
(g)
  Proceeds received from TBA sale commitments ............................... $ — $ 3,793,211 $ — $ —

Statements of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
NET ASSET VALUE
Net assets .........................................................
$ 228,780,413 $ 480,682,528 $ 260,537,484 $ 161,085,632
Shares outstanding ...................................................
7,856,034 29,557,377 4,644,478 10,090,306
Net asset value .....................................................
$ 29.12 $ 16.26 $ 56.10 $ 15.96
Shares authorized ...................................................
100 million 300 million 100 million 100 million
Par value ......................................................... $ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(continued)
December 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 70,242,803 $ 20,407,360
Investments, at value — affiliated
(b)
........................................................................... — 764,204
Cash .............................................................................................. 1,131,675 —
Cash pledged:
Futures contracts ..................................................................................... — 13,000
Centrally cleared swaps ................................................................................. — 58,000
Foreign currency, at value
(c)
................................................................................ — 747
Repurchase agreements, at value
(d)
.......................................................................... 37,000,000 —
Receivables: – –
Investment s sold ..................................................................................... 398,178 —
Capital shares sold .................................................................................... 61,356 —
Dividends — unaffiliated ................................................................................ — 757
Dividends — affiliated .................................................................................. — 2,975
Interest — unaffiliated .................................................................................. 168,136 354,904
From the Manager .................................................................................... — 11,068
Variation margin on futures contracts ........................................................................ — 813
Variation margin on centrally cleared swaps ................................................................... — 387
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 47
OTC swaps ......................................................................................... — 38,887
Unfunded floating rate loan interests ........................................................................ — 36
Prepaid e xpenses ...................................................................................... 540 1,638
Other assets .......................................................................................... 10,111 —
Total a ssets ..........................................................................................
109,012,799 21,654,823
LIABILITIES
Bank overdraft ......................................................................................... — 2,452
Payables: – –
Investments purchased ................................................................................. 586,636 30,640
Swaps   ........................................................................................... — 6
Accounting services fees ................................................................................ 4,737 5,877
Capital shares redeemed ................................................................................ 296 381
Custodian fees ....................................................................................... 2,310 3,719
Income dividend distributions ............................................................................. — 113,847
Interest expense ..................................................................................... — 13
Investment advisory fees ................................................................................ 29,055 —
Directors' and Officer's fees .............................................................................. 49 55
Printing and postage fees ............................................................................... 10,612 32,210
Professional fees ..................................................................................... 33,288 31,649
Registration fees ..................................................................................... 2,933 17
Transfer agent fees ................................................................................... 42,860 9,153
Other accrued expenses ................................................................................ 593 —
Swap premiums received ................................................................................. — 1,764
Total li abilities .........................................................................................
713,369 231,783
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 108,299,430 $ 21,423,040

Statements of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 108,287,934 $ 24,142,407
Accumulated earnings (loss) ............................................................................... 11,496 (2,719,367)
NET ASSETS .........................................................................................
$ 108,299,430 $ 21,423,040
(a)
  Investments, at cost — unaffiliated ................................................................... $ 70,242,803 $ 20,071,712
(b)
  Investments, at cost — affiliated ..................................................................... $ — $ 764,204
(c)
  Foreign currency, at cost ......................................................................... $ — $ 752
(d)
  Repurchase agreements, at cost .................................................................... $ 37,000,000 $ —

Statements of Assets and Liabilities
(continued)
December 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
NET ASSET VALUE
Net assets .........................................................................................
$ 108,299,430 $ 21,423,040
Shares outstanding ...................................................................................
108,287,940 4,141,329
Net asset value .....................................................................................
$ 1.00 $ 5.17
Shares authorized ...................................................................................
2.0 billion 100 million
Par value ......................................................................................... $ 0.10 $ 0.0001

Statements of Operations

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Advantage Large
Cap Core Portfolio
BlackRock
Balanced Portfolio
BlackRock Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 2,477,672 $ 5,117,913 $ 962,202 $ 1,565,821
Dividends — affiliated ............................................. 80,201 952,991 29,992 469,350
Interest — affiliated .............................................. — — — 2
Interest — unaffiliated ............................................. 5,694 7,600,939 — 2,429,798
Securities lending income — affiliated — net ............................. 5,277 7,766 9,475 15,798
Payment-in-kind interest — unaffiliated ................................. — 3,670 — 21,729
Foreign taxes withheld ............................................ (353) (230,507) (17,867) (80,690)
Foreign withholding tax claims ....................................... — — — 24,481
Total investment income .............................................
2,568,491 13,452,772 983,802 4,446,289
EXPENSES
Investment advisory .............................................. 799,088 1,721,957 943,901 565,983
Transfer agent .................................................. 291,046 647,464 354,618 219,672
Professional ................................................... 61,585 139,211 65,869 167,613
Accounting services .............................................. 35,290 52,237 39,390 174,481
Custodian ..................................................... 19,640 92,937 5,342 168,152
Directors and Officer ............................................. 7,903 9,832 8,236 7,428
Printing and postage ............................................. 384 20,207 16,598 29,435
Pricing Services ................................................. — — — 66,326
Registration ................................................... — 19 — —
Miscellaneous .................................................. 13,437 42,442 7,472 17,875
Total expenses excluding interest expense .................................
1,228,373 2,726,306 1,441,426 1,416,965
Interest expense ................................................ 608 26,214 1,466 2,845
Total e xpenses ...................................................
1,228,981 2,752,520 1,442,892 1,419,810
Less: – – – –
Fees waived and/or reimbursed by the Manager ........................... (1,470) (21,192) (551) (333,025)
Transfer agent fees reimbursed by the Manager ........................... (200,166) (472,155) (248,145) (214,671)
Total ex penses after fees waived and/or reimbursed ..........................
1,027,345 2,259,173 1,194,196 872,114
Net investment income (loss) ..........................................
1,541,146 11,193,599 (210,394) 3,574,175
REALIZED AND UNREALIZED GAIN (LOSS) $ 38,488,937 $ 56,444,268 $ 29,040,666 $ 23,836,813
Net realized gain (loss) from:
Investments — unaffiliated
(b)
...................................... $ 23,764,377 $ 42,692,388 $ 50,850,136 $ 15,115,759
Investments — affiliated ......................................... (915) 576,771 2,387 20,471
Forward foreign currency exchange contracts ........................... — (3,485,001) — (338,042)
Foreign currency transactions ..................................... — 110,308 3,672 (8,695)
Futures contracts .............................................. 182,320 (2,293,638) — 449,601
Options written ............................................... — — — 1,722,268
Short sales — unaffiliated ........................................ — 154,366 — —
Swaps   .................................................... — 4,227,988 — (947,768)
23,945,782 41,983,182 50,856,195 16,013,594
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
...................................... 14,493,924 13,711,107 (21,815,793) 6,231,984
Investments — affiliated ......................................... 337 (674,608) — 118,521
Forward foreign currency exchange contracts ........................... — 473,276 — 538,027
Foreign currency translations ...................................... — (8,411) 265 (2,975)
Futures contracts .............................................. 48,894 (459,057) — (245,964)
Options written ............................................... — — — 86,937
Swaps   .................................................... — 1,418,779 — 1,096,519
Unfunded floating rate loan interests ................................. — — — 170
14,543,155 14,461,086 (21,815,528) 7,823,219
Net realized and unrealized gain .......................................
38,488,937 56,444,268 29,040,667 23,836,813
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 40,030,083 $ 67,637,867 $ 28,830,273 $ 27,410,988
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ...........
$ — $ (18,811) $ — $ (2,487)
(c)
  Net of reduction in deferred foreign capital gain tax of ........................
$ — $ 49,293 $ — $ 1,017
See notes to financial statements.

Statements of Operations
(continued)
Year Ended December 31, 2025

Statements of Operations
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ — $ 8,645
Dividends — affiliated ............................................................................... — 23,875
Interest — unaffiliated ............................................................................... 4,657,357 1,402,334
Payment-in-kind interest — unaffiliated ................................................................... — 18,379
Total investment income ...............................................................................
4,657,357 1,453,233
EXPENSES
Investment advisory ................................................................................ 404,344 77,320
Transfer agent .................................................................................... 156,909 31,880
Professional ..................................................................................... 60,497 116,589
Accounting services ................................................................................ 17,029 34,090
Custodian ....................................................................................... 9,354 9,744
Printing and postage ............................................................................... 7,636 33,050
Directors and Officer ............................................................................... 7,071 591
Registration ..................................................................................... 12 —
Miscellaneous .................................................................................... 1,175 9,582
Total expenses excluding interest expense ...................................................................
664,027 312,846
Interest expense .................................................................................. — 56
Total e xpenses .....................................................................................
664,027 312,902
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (25,204) (181,624)
Transfer agent fees reimbursed by the Manager ............................................................. (143,053) (26,880)
Total ex penses after fees waived and/or reimbursed ............................................................
495,770 104,398
Net investment income ................................................................................
4,161,587 1,348,835
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,036 $ 502,472
Net realized gain from:
Investments — unaffiliated ......................................................................... $ 3,036 $ 123,236
Investments — affiliated ........................................................................... — 27,965
Forward foreign currency exchange contracts ............................................................. — 48,164
Foreign currency transactions ....................................................................... — 2,062
Futures contracts ................................................................................ — 3,003
Swaps   ...................................................................................... — 20,494
3,036 224,924
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... — 257,868
Investments — affiliated ........................................................................... — (27,635)
Forward foreign currency exchange contracts ............................................................. — 3,557
Foreign currency translations ........................................................................ — 30
Futures contracts ................................................................................ — 2,193
Swaps   ...................................................................................... — 41,499
Unfunded floating rate loan interests ................................................................... — 36
— 277,548
Net realized and unrealized gain .........................................................................
3,036 502,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 4,164,623 $ 1,851,307
See notes to financial statements.

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio BlackRock Balanced Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,541,146 $ 1,715,710 $ 11,193,599 $ 10,888,655
Net realized gain ................................................ 23,945,782 33,713,202 41,983,182 41,112,671
Net change in unrealized appreciation (depreciation) ........................ 14,543,155 11,001,405 14,461,086 3,324,732
Net increase in net assets resulting from operations ...........................
40,030,083 46,430,317 67,637,867 55,326,058
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(28,657,597) (30,086,035) (48,987,095) (49,952,122)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
3,277,094 9,292,397 7,673,704 4,650,471
NET ASSETS
Total increase in net assets ........................................... 14,649,580 25,636,679 26,324,476 10,024,407
Beginning of year ..................................................
214,130,833 188,494,154 454,358,052 444,333,645
End of year ......................................................
$ 228,780,413 $ 214,130,833 $ 480,682,528 $ 454,358,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Capital Appreciation Portfolio BlackRock Global Allocation Portfolio
(a)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (210,394) $ 149,226 $ 3,574,175 $ 3,965,681
Net realized gain ................................................ 50,856,195 22,882,498 16,013,594 9,974,974
Net change in unrealized appreciation (depreciation) ........................ (21,815,528) 41,614,597 7,823,219 (272,004)
Net increase in net assets resulting from operations ...........................
28,830,273 64,646,321 27,410,988 13,668,651
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(36,384,763) (15,400,888) (18,299,442) (14,104,809)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
12,971,001 (7,071,894) 5,965,128 (1,093,929)
NET ASSETS
Total increase (decrease) in net assets ................................... 5,416,511 42,173,539 15,076,674 (1,530,087)
Beginning of year ..................................................
255,120,973 212,947,434 146,008,958 147,539,045
End of year ......................................................
$ 260,537,484 $ 255,120,973 $ 161,085,632 $ 146,008,958
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Government Money Market Portfolio BlackRock High Yield Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 4,161,587 $ 5,365,512 $ 1,348,835 $ 1,410,537
Net realized gain (loss) ............................................ 3,036 6,086 224,924 (17,180)
Net change in unrealized appreciation (depreciation) ........................ — — 277,548 207,146
Net increase in net assets resulting from operations ...........................
4,164,623 5,371,598 1,851,307 1,600,503
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(4,161,587) (5,367,621) (1,388,769) (1,420,055)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
200,378 (7,410,184) 137,039 (1,063,217)
NET ASSETS
Total increase (decrease) in net assets ................................... 203,414 (7,406,207) 599,577 (882,769)
Beginning of year ..................................................
108,096,016 115,502,223 20,823,463 21,706,232
End of year ......................................................
$ 108,299,430 $ 108,096,016 $ 21,423,040 $ 20,823,463
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Large Cap Core Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .................................
$ 27.68  $ 25.46  $ 20.86  $ 27.24  $ 26.14
Net investment income
(a)
........................................
0 .21  0 .24  0 .24  0 .26  0 .25
Net realized and unrealized gain (loss) ...............................
5.22  6.40  5.05  (5.69) 6.98
Net increase (decrease) from investment operations ....................... 5.43  6.64  5.29  (5.43) 7.23
Distributions
(b)
– – – – –
From net investment income .....................................
( 0 .22 ) ( 0 .26 ) ( 0 .24 ) ( 0 .27 ) ( 0 .25 )
From net realized gain ..........................................
( 3 .77 ) ( 4 .16 ) ( 0 .45 ) ( 0 .68 ) ( 5 .88 )
Total distributions .............................................. (3.99) (4.42) (0.69) (0.95) (6.13)
Net asset value, end of year ...................................... $ 29.12  $ 27.68  $ 25.46  $ 20.86  $ 27.24
Total Return
(c)
Based on net asset value ......................................... 20.20% 25.61% 25.41% (19.89)% 28.43%
Ratios to Average Net Assets
(d)
Total expen ses ................................................
0.57% 0.59% 0.63% 0.60% 0.57%
Total expenses after fees waived and/or reimbursed .......................
0.48% 0.49% 0.50% 0.50% 0.47%
Net investment income ...........................................
0.72% 0.83% 1.02% 1.14% 0.85%
Supplemental Data
Net assets, end of year (000) ....................................... $ 228,780  $ 214,131  $ 188,494  $ 166,043  $ 232,661
Portfolio turnover rate ............................................ 114% 115% 113% 117% 116%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Balanced Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .................................
$ 15.63  $ 15.51  $ 13.76  $ 16.67  $ 16.79
Net investment income
(a)
........................................
0 .40  0 .40  0 .35  0 .26  0 .19
Net realized and unrealized gain (loss) ...............................
2.04  1.60  1.93  (2.89) 2.59
Net increase (decrease) from investment operations ....................... 2.44  2.00  2.28  (2.63) 2.78
Distributions
(b)
– – – – –
From net investment income .....................................
( 0 .50 ) ( 0 .64 ) ( 0 .26 ) ( 0 .13 ) ( 0 .19 )
From net realized gain ..........................................
( 1 .31 ) ( 1 .24 ) ( 0 .27 ) ( 0 .15 ) ( 2 .71 )
Total distributions .............................................. (1.81) (1.88) (0.53) (0.28) (2.90)
Net asset value, end of year ...................................... $ 16.26  $ 15.63  $ 15.51  $ 13.76  $ 16.67
Total Return
(c)
Based on net asset value ......................................... 15.67% 12.88% 16.56% (15.76)% 16.65%
Ratios to Average Net Assets
(d)
Total expen ses ................................................
0.59% 0.59% 0.63% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed .......................
0.49% 0.48% 0.51% 0.50% 0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ......................
0.48% 0.47% 0.50% 0.48% 0.48%
Net investment income ...........................................
2.42% 2.38% 2.37% 1.78% 1.08%
Supplemental Data
Net assets, end of year (000) ....................................... $ 480,683  $ 454,358  $ 444,334  $ 422,523  $ 552,083
Portfolio turnover rate
(e)
........................................... 110% 104% 121% 229% 343%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
84% 82% 97% 187% 218%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Capital Appreciation Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .................................
$ 58.01  $ 46.82  $ 32.11  $ 57.19  $ 56.30
Net investment income (loss)
(a)
....................................
( 0 .05 ) 0 .03  0 .08  0 .09  ( 0 .01 )
Net realized and unrealized gain (loss) ...............................
6.84  14.82  15.83  (21.45) 11.61
Net increase (decrease) from investment operations ....................... 6.79  14.85  15.91  (21.36) 11.60
Distributions
(b)
– – – – –
From net investment income .....................................
( 0 .03 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) ( 0 .02 )
From net realized gain ..........................................
( 8 .67 ) ( 3 .61 ) ( 1 .16 ) ( 3 .63 ) (10.69)
Total distributions .............................................. (8.70) (3.66) (1.20) (3.72) (10.71)
Net asset value, end of year ...................................... $ 56.10  $ 58.01  $ 46.82  $ 32.11  $ 57.19
Total Return
(c)
Based on net asset value ......................................... 12.04% 31.51% 49.60% (37.59)% 21.22%
Ratios to Average Net Assets
(d)
Total expen ses ................................................
0.57% 0.57% 0.60% 0.59% 0.57%
Total expenses after fees waived and/or reimbursed .......................
0.47% 0.47% 0.51% 0.50% 0.47%
Net investment income (loss) .......................................
(0.08)% 0.06% 0.19% 0.21% (0.02)%
Supplemental Data
Net assets, end of year (000) ....................................... $ 260,537  $ 255,121  $ 212,947  $ 155,796  $ 276,081
Portfolio turnover rate ............................................ 65% 27% 22% 63% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
BlackRock Global Allocation Portfolio
(a)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 15.02  $ 15.12  $ 13.74  $ 16.85  $ 17.96
Net investment income
(b)
.....................................
0 .38  0 .43  0 .38  0 .24  0 .25
Net realized and unrealized gain (loss) ............................
2.56  1.03  1.44  (2.89) 0.97
Net increase (decrease) from investment operations .................... 2.94  1.46  1.82  (2.65) 1.22
Distributions
(c)
– – – – –
From net investment income ..................................
( 0 .56 ) ( 0 .27 ) ( 0 .36 ) —  ( 0 .22 )
From net realized gain .......................................
( 1 .44 ) ( 1 .29 ) ( 0 .08 ) ( 0 .44 ) ( 2 .11 )
Return of capital ........................................... —  —  —  ( 0 .02 ) —
Total distributions ........................................... (2.00) (1.56) (0.44) (0.46) (2.33)
Net asset value, end of year ................................... $ 15.96  $ 15.02  $ 15.12  $ 13.74  $ 16.85
Total Return
(d)
Based on net asset value ...................................... 19.61% 9.74% 13.25% (15.73)% 6.79%
Ratios to Average Net Assets
(e)
Total expen ses .............................................
0.93% 1.00% 1.01% 1.02% 0.87%
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.57% 0.57% 0.57% 0.58%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales, professional fees for foreign withholding tax claims ....................
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ........................................
2.35% 2.68% 2.63% 1.65% 1.34%
Supplemental Data
Net assets, end of year (000) .................................... $ 161,086  $ 146,009  $ 147,539  $ 144,662  $ 192,500
Portfolio turnover rate
(f)
........................................ 124%
(g)
155%
(g)
211%
(g)
114% 134%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
117% 136% 152% 105% 123%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Government Money Market Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0 .0383  0 .0472  0 .0459  0 .0121  0 .0000
(a)
Net realized and unrealized gain (loss) ...............................
0.0000
(a)
0.0000
(a)
(0.0003)
(b)
0.0003  0.0001
Net increase from investment operations ............................... 0.0383  0.0472  0.0456  0.0124  0.0001
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .0383 ) ( 0 .0472 ) ( 0 .0456 ) ( 0 .0124 ) ( 0 .0001 )
From net realized gain ..........................................
( 0 .0000 )
(d)
—  —  ( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions .............................................. (0.0383) (0.0472) (0.0456) (0.0124) (0.0001)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ......................................... 3.90% 4.82% 4.65% 1.26% 0.01%
Ratios to Average Net Assets
Total expen ses ................................................
0.61% 0.65% 0.68% 0.51% 0.50%
Total expenses after fees waived and/or reimbursed .......................
0.46% 0.50% 0.50% 0.40% 0.08%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.46% 0.49% 0.50% 0.40% 0.08%
Net investment income ...........................................
3.83% 4.72% 4.59% 1.21% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) ....................................... $ 108,299  $ 108,096  $ 115,502  $ 94,096  $ 103,786
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock High Yield Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ................................
$ 5.05  $ 5.01  $ 4.73  $ 5.59  $ 5.54
Net investment income
(a)
.......................................
0 .33  0 .34  0 .30  0 .26  0 .27
Net realized and unrealized gain (loss) ..............................
0.13  0.04  0.28  (0.85) 0.05
Net increase (decrease) from investment operations ...................... 0.46  0.38  0.58  (0.59) 0.32
Distributions
(b)
– – – – –
From net investment income ....................................
( 0 .34 ) ( 0 .34 ) ( 0 .30 ) ( 0 .26 ) ( 0 .27 )
Return of capital ............................................. —  —  —  ( 0 .01 ) ( 0 .00 )
(c)
Total distributions ............................................. (0.34) (0.34) (0.30) (0.27) (0.27)
Net asset value, end of year ..................................... $ 5.17  $ 5.05  $ 5.01  $ 4.73  $ 5.59
Total Return
(d)
Based on net asset value ........................................ 9.42% 7.82% 12.80% (10.64)% 5.93%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
1.51% 1.43% 1.45%
(f)
1.26% 1.46%
Total expenses after fees waived and/or reimbursed ......................
0.50% 0.50% 0.53%
(f)
0.50% 0.50%
Net investment income ..........................................
6.49% 6.71% 6.23% 5.27% 4.83%
Supplemental Data
Net assets, end of year (000) ...................................... $ 21,423  $ 20,823  $ 21,706  $ 19,810  $ 24,851
Portfolio turnover rate ........................................... 55% 55% 56% 55% 55%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 0.50% respectively.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 separate portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
On November 19, 2024, the Board approved a change in the name of BlackRock Sustainable Balanced Portfolio to BlackRock Balanced Portfolio and certain changes to the
Fund’s investment strategy and process in connection with the change in the Fund’s name. These changes were effective on May 1, 2025.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The
Cayman Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $4,259,441, which is 2.6% of Global
Allocation's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Global Allocation, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Balanced Portfolio ............................... Series Fund Balanced Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap Core,
Capital Appreciation, Global Allocation and Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan:  Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the Directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Series Fund II Independent Directors”), may defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income
Complex selected by the Series Fund II Independent Directors. This has the same economic effect for the Series Fund II Independent Directors as if the Series Fund II
Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are

Notes to Financial Statements
(continued)

Notes to Financial Statements
valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation
Peninsula Pacific Entertainment LLC, Delayed Draw Facility 1st
Lien Term Loan B ................................. $ 13,616 $ 13,480 $ 13,650 $ 170
$ 170
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... $ 2,484 $ 2,484 $ 2,520 $ 36
$ 36

Notes to Financial Statements
(continued)

Notes to Financial Statements
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2025, Global Allocation had outstanding commitments of $260,910. These commitments are not included in the net assets of Global Allocation as of December 31, 2025.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Advantage Large Cap Core
Citigroup Global Markets, Inc. .................... $ 1,654,502 $ (1,654,502) $ — $ —
J.P. Morgan Securities LLC ...................... 24,626 (24,626) — —
National Financial Services LLC ................... 209,253 (209,253) — —
$ 1,888,381 $ (1,888,381) $ — $ —
Balanced
Jefferies LLC ............................... 420,525 (420,525) — —
Morgan Stanley .............................. 396,558 (396,558) — —
$ 817,083 $ (817,083) $ — $ —
Global Allocation
Barclays Capital, Inc. .......................... 42,242 (42,242) — —
BofA Securities, Inc. ........................... 9,000 (9,000) — —
Citigroup Global Markets, Inc. .................... 1,083,223 (1,083,223) — —
Goldman Sachs & Co. LLC ...................... 1,513,220 (1,513,220) — —
J.P. Morgan Securities LLC ...................... 454,940 (454,940) — —
Jefferies LLC ............................... 318,333 (318,333) — —
Morgan Stanley .............................. 975,299 (975,299) — —
National Financial Services LLC ................... 511,096 (511,096) — —
TD Securities (USA) LLC ....................... 481 (481) — —
Toronto-Dominion Bank ........................ 33,016 (33,016) — —
$ 4,940,850 $ (4,940,850) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the

Notes to Financial Statements
(continued)

Notes to Financial Statements
risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Balanced and Global Allocation, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited ("BSL")
(collectively, the "Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Balanced and Global
Allocation for which BIL or BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the
Manager.
Distribution Fees: Each Company, on behalf of its respective Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the year ended December 31, 2025 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2025 , the amounts waived were as follows:
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 1,470
Balanced .............................................................................................................. 17,447
Capital Appreciation ....................................................................................................... 551
Global Allocation ......................................................................................................... 6,984
High Yield .............................................................................................................. 365

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market's) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Global Allocation assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a
Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2025, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Prior to June 2, 2025, the expense limitation as a percentage of average daily net assets for Government Money Market was 0.50%.
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Balanced .............................................................................................................. $ 3,745
Global Allocation ......................................................................................................... 5,457
High Yield .............................................................................................................. 338
Advantage Large Cap Core ........................................................................................... 0 .04%
Balanced ....................................................................................................... 0 .04
Capital Appreciation ................................................................................................ 0 .04
Global Allocation .................................................................................................. 0 .04
Government Money Market ........................................................................................... 0 .02
High Yield ....................................................................................................... 0 .05
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 200,148
Balanced .............................................................................................................. 457,401
Capital Appreciation ....................................................................................................... 248,145
Global Allocation ......................................................................................................... 153,841
Government Money Market .................................................................................................. 130,184
High Yield .............................................................................................................. 16,493
Fund Name
Advantage Large Cap Core ................................................................................................... 0 .50%
Balanced ............................................................................................................... 0 .50
Capital Appreciation ........................................................................................................ 0 .57
Global Allocation .......................................................................................................... 0 .57
Government Money Market ................................................................................................... 0 .43
High Yield ............................................................................................................... 0 .50

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2025, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the
Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended
December 31, 2025, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of Advantage Large Cap Core, Capital Appreciation and Global Allocation retains 81% of securities lending income
(which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each of Advantage Large Cap Core, Capital Appreciation and Global Allocation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Balanced retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 320,584
Government Money Market .................................................................................................. 25,204
High Yield .............................................................................................................. 180,921
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 18
Balanced .............................................................................................................. 14,754
Global Allocation ......................................................................................................... 60,830
Government Money Market .................................................................................................. 12,869
High Yield .............................................................................................................. 10,387

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
December 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Companies  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies' Chief Compliance Officer, which is included in Directors  and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  directors . For the year ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Ha
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 1,170
Balanced .............................................................................................................. 1,617
Capital Appreciation ....................................................................................................... 2,061
Global Allocation ......................................................................................................... 3,679
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 28,353,751 $ 28,062,872 $ 4,817,850
Balanced ........................................................................... 27,785,251 40,633,006 6,340,170
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 242,970,658 $ 266,656,762
Balanced ........................................................... 239,776,392 239,692,719 248,929,473 324,866,540
Capital Appreciation .................................................... — — 165,565,555 193,496,003
Global Allocation ...................................................... 11,916,754 12,386,092 162,947,830 168,061,490
High Yield ........................................................... — — 11,009,620 11,322,211
Fund Name Purchases Sales
Balanced ........................................................................................... $ 117,494,179 $ 117,529,800
Global Allocation ...................................................................................... 10,365,212 10,367,943

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and net operating loss were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, investment in a wholly owned subsidiary and constructive sales, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and the classification of investments.
During the year ended December 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Capital Appreciation ......................................................................... $ (206,722) $ 206,722
Global Allocation ........................................................................... (8) 8
—
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
Advantage Large Cap Core
Ordinary income ...................................................................................... $ 7,864,278 $ 16,224,843
Long-term capital gains ................................................................................. 20,793,319 13,861,192
$ 28,657,597 $ 30,086,035
Balanced
Ordinary income ...................................................................................... $ 24,611,820 $ 30,127,352
Long-term capital gains ................................................................................. 24,375,275 19,824,770
$ 48,987,095 $ 49,952,122
Capital Appreciation
Ordinary income ...................................................................................... $ 145,794 $ 677,812
Long-term capital gains ................................................................................. 36,238,969 14,723,076
$ 36,384,763 $ 15,400,888
Global Allocation
Ordinary income ...................................................................................... $ 17,236,239 $ 13,968,343
Long-term capital gains ................................................................................. 1,063,203 136,466
$ 18,299,442 $ 14,104,809
Government Money Market
Ordinary income ...................................................................................... $ 4,161,566 $ 5,367,487
Long-term capital gains ................................................................................. 21 134
$ 4,161,587 $ 5,367,621
High Yield
Ordinary income ...................................................................................... $ 1,388,769 $ 1,420,055
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Advantage Large Cap Core .................................... $ 2,295,620 $ 1,930,719 $ — $ 54,862,743 $ 59,089,082
Balanced ................................................ 5,207,766 7,699,535 — 34,311,387 47,218,688
Capital Appreciation ......................................... — 23,704,503 — 98,365,858 122,070,361
Global Allocation ........................................... 3,737,009 591,711 — 11,211,129 15,539,849
Government Money Market .................................... 11,496 — — — 11,496
High Yield ................................................ — — (3,010,453) 291,086 (2,719,367)
Fund Name Amount Utilized
High Yield .......................................................................................................... $ 146,919

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each Company, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 175,847,923 $ 58,987,211 $ (4,124,468) $ 54,862,743
Balanced ....................................................... 453,297,822 54,903,050 (17,229,635) 37,673,415
Capital Appreciation ............................................... 162,390,004 100,836,791 (2,470,933) 98,365,858
Global Allocation .................................................. 151,252,195 21,997,778 (7,848,742) 14,149,036
Government Money Market .......................................... 107,242,803 – – –
High Yield ...................................................... 20,848,284 635,978 (308,711) 327,267

Notes to Financial Statements
(continued)

Notes to Financial Statements
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds' performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
As of period end, Capital Appreciation’s investments had the following industry classifications:
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 25 .3%
Software ........................................................................................................... 16 .1
Interactive Media & Services .............................................................................................. 11 .3
Broadline Retail ....................................................................................................... 8 .2
Technology Hardware, Storage & Peripherals ................................................................................... 6 .0
Other
(a)
............................................................................................................. 33 .1
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 56,255 $ 1,640,201 66,740 $ 1,997,452
Shares issued in reinvestment of distributions .................. 998,667 28,657,597 1,046,798 30,086,035
Shares redeemed
(935,865) (27,020,704) (779,946) (22,791,090)
119,057 $ 3,277,094 333,592 $ 9,292,397
Balanced
Shares sold 155,042 $ 2,536,669 321,174 $ 5,218,055
Shares issued in reinvestment of distributions .................. 2,988,449 48,987,095 3,142,052 49,952,122
Shares redeemed
(2,654,908) (43,850,060) (3,045,341) (50,519,706)
488,583 $ 7,673,704 417,885 $ 4,650,471
Capital Appreciation
Shares sold 38,513 $ 2,273,258 85,505 $ 4,566,779
Shares issued in reinvestment of distributions .................. 645,111 36,384,763 256,855 15,400,888
Shares redeemed
(436,706) (25,687,020) (492,628) (27,039,561)
246,918 $ 12,971,001 (150,268) $ (7,071,894)
Global Allocation
Shares sold 143,088 $ 2,366,735 154,536 $ 2,485,833
Shares issued in reinvestment of distributions .................. 1,134,896 18,299,442 922,677 14,104,809
Shares redeemed
(910,517) (14,701,049) (1,113,970) (17,684,571)
367,467 $ 5,965,128 (36,757) $ (1,093,929)
Government Money Market
Shares sold 54,895,525 $ 54,895,525 55,330,094 $ 55,330,094
Shares issued in reinvestment of distributions .................. 4,159,464 4,159,464 5,364,201 5,364,201
Shares redeemed
(58,854,611) (58,854,611) (68,104,479) (68,104,479)
200,378 $ 200,378 (7,410,184) $ (7,410,184)
High Yield
Shares sold 507,053 $ 2,583,447 88,750 $ 447,034
Shares issued in reinvestment of distributions .................. 271,826 1,386,520 281,613 1,416,559
Shares redeemed
(758,950) (3,832,928) (582,704) (2,926,810)
19,929 $ 137,039 (212,341) $ (1,063,217)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation
Portfolio, BlackRock Government Money Market Portfolio, and BlackRock High Yield Portfolio, and the Board of Directors of BlackRock Series Fund, Inc. and BlackRock
Series Fund II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Portfolio (formerly BlackRock
Sustainable Balanced Portfolio), BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and subsidiary, and BlackRock Government Money Market
Portfolio, of BlackRock Series Fund, Inc., and of BlackRock High Yield Portfolio of BlackRock Series Fund II, Inc. (collectively, the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). Such financial statements and financial highlights of BlackRock Global Allocation Portfolio are consolidated as of and for the five years in the period ended December 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of
December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
(c)
New York, NY 10036
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-537-4942
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
Government agency. BlackRock Government Money Market Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960.
BlackRock Government Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the
Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: February 13, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: February 13, 2026